UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06114

Cavanal Hill Funds
(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-762-7085

Date of fiscal year end:  8/31/14

Date of reporting period:  2/28/14

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Schedules of Portfolio Investments

Notes to Financial Statements

Financial Highlights

Additional Fund Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the portfolio securities and information during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-762-7085 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

A complete schedule of each Fund’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form N-Q and is available on the Securities and Exchange Commission’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus or summary prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus or summary prospectus. To obtain a prospectus or summary prospectus, please call 1-800-762-7085. Please read the prospectus carefully before investing.

The Cavanal Hill Funds are distributed by BOSC, Inc., a registered Broker/Dealer, member FINRA/SIPC. BOSC, Inc. is a subsidiary of BOK Financial Corporation and an affiliate of Cavanal Hill Investment Management, Inc. and BOKF, NA.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, BOKF, NA, any of its affiliates or the distributor. Shares are NOT FDIC INSURED, nor are they insured by any other government agency. An investment in the Funds involves investment risk, including possible loss of principal.

This document may contain “forward-looking statements” within the meaning of the Private Securities Litigation Reform Act of 1995, Section 27A of the Securities Act and Section 21E of the Securities Exchange Act. Forward-looking statements give our current expectations of forecasts of future events. They include statements regarding our anticipated future operating and financial performance. Although we believe the expectations and statements reflected in these and other forward-looking statements are reasonable, we can give no assurance they will prove to have been correct. They can be affected by inaccurate assumptions, by inaccurate information from third parties, or by known or unknown risks and uncertainties.

CAVANAL HILL FUNDS

Statements of Assets and Liabilities
February 28, 2014
(Unaudited)

	U.S. Treasury Fund	Cash Management Fund	Tax-Free Money Market Fund
Assets:
Investments, at cost	$224,883,459	$700,251,560	$304,325,224
Investments, at value	224,883,459	700,251,560	304,325,224
Repurchase agreements, at value/cost	800,000,000	476,000,000	—
Total Investments	1,024,883,459	1,176,251,560	304,325,224
Cash	643,310	785	—
Interest and dividends receivable	786,455	165,608	115,010
Receivable from fees waived or reimbursed	36,722	329,988	9,128
Prepaid expenses and other assets	49,258	64,187	17,351
Total Assets	1,026,399,204	1,176,812,128	304,466,713

Liabilities:
Distributions payable	—	9,030	—
Accrued expenses and other payables:
Custodian fees	—	9,215	—
Trustee fees	122	510	504
Fund accounting, transfer agent and compliance fees	8,317	11,922	4,186
Other accrued liabilities	1,735	7,297	7,240
Total Liabilities	10,174	37,974	11,930
Net Assets	$1,026,389,030	$1,176,774,154	$304,454,783

Composition of Net Assets:
Shares of beneficial interest, at par	$10,264	$11,775	$3,045
Additional paid-in capital	1,026,379,741	1,177,536,486	304,451,150
Accumulated net investment income/(distributions in excess of net investment income)	(770)	(432)	31
Accumulated net realized gain/(loss) from investment transactions	(205)	(773,675)	557
Net Assets	$1,026,389,030	$1,176,774,154	$304,454,783

Net Assets:
Administrative Shares	$877,452,594	$633,221,838	$1,681,494
Service Shares	33,678,116	—	—
Institutional Shares	115,258,320	543,424,409	19,977,489
Select Shares	—	—	282,785,171
Premier Shares	—	127,907	10,629
Total	$1,026,389,030	$1,176,774,154	$304,454,783

Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Administrative Shares	877,361,248	633,585,779	1,677,331
Service Shares	33,698,626	—	—
Institutional Shares	115,329,147	543,831,729	19,982,346
Select Shares	—	—	282,784,388
Premier Shares	—	127,909	10,632
Total	1,026,389,021	1,177,545,417	304,454,697

Net Asset Value, Offering Price & Redemption Price per Share:
Administrative Shares	$1.00	$1.00	$1.00
Service Shares	$1.00	$—	$—
Institutional Shares	$1.00	$1.00	$1.00
Select Shares	$—	$—	$1.00
Premier Shares	$—	$1.00	$1.00

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Assets and Liabilities, Continued
February 28, 2014
(Unaudited)

	Intermediate Tax-Free Bond Fund	Short-Term Income Fund	Intermediate Bond Fund	Bond Fund
Assets:
Investments, at cost	$33,126,283	$150,416,518	$34,211,527	$60,263,441
Investments, at value	35,275,619	146,251,817	31,165,388	57,653,618
Investments in affiliates, at value/cost	1,912,822	9,808,566	4,027,561	5,137,470
Total Investments	37,188,441	156,060,383	35,192,949	62,791,088
Cash	—	53,887	19,142	38,499
Interest and dividends receivable	311,931	563,387	106,847	238,805
Receivable for capital shares issued	1,225,000	183,902	110,669	613
Prepaid expenses and other assets	10,480	23,615	28,845	25,939
Total Assets	38,735,852	156,885,174	35,458,452	63,094,944

Liabilities:
Distributions payable	71,242	88,660	13,505	69,192
Payable for investments purchased	—	255,148	—	—
Payable for capital shares redeemed	269	1,001,265	443,426	2,564,352
Accrued expenses and other payables:
Investment advisory fees	5,678	18,218	5,328	9,607
Administration fees	2,839	12,146	2,664	4,804
Distribution fees	776	8,777	3,975	1,878
Custodian fees	284	1,215	266	480
Trustee fees	67	261	—	—
Fund accounting, transfer agent and compliance fees	497	2,024	278	484
Other accrued liabilities	1,069	4,399	—	—
Total Liabilities	82,721	1,392,113	469,442	2,650,797
Net Assets	$38,653,131	$155,493,061	$34,989,010	$60,444,147

Composition of Net Assets:
Shares of beneficial interest, at par	$34	$162	$34	$64
Additional paid-in capital	36,508,250	179,140,301	45,442,657	63,453,596
Accumulated net investment income/(distributions in excess of net investment income)	(4,126)	(16,013)	(72,718)	(62,021)
Accumulated net realized gain/(loss) from investment transactions	(363)	(19,466,688)	(7,334,824)	(337,669)
Net unrealized appreciation (depreciation) on investments	2,149,336	(4,164,701)	(3,046,139)	(2,609,823)
Net Assets	$38,653,131	$155,493,061	$34,989,010	$60,444,147

Net Assets:
Investor Shares	$2,212,874	$35,665,876	$16,792,624	$6,968,221
Institutional Shares	34,418,861	111,840,349	17,764,940	53,238,878
A Shares	2,021,396	7,986,836	431,446	237,048
Total	$38,653,131	$155,493,061	$34,989,010	$60,444,147

Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares	196,456	3,717,445	1,609,701	736,269
Institutional Shares	3,051,971	11,662,200	1,700,856	5,626,668
A Shares	179,327	832,469	41,333	25,028
Total	3,427,754	16,212,114	3,351,890	6,387,965

Net Asset Value, Offering Price & Redemption Price per Share (a):
Investor Shares	$11.26	$9.59	$10.43	$9.47
Institutional Shares	$11.28	$9.59	$10.44	$9.46
A Shares	$11.27	$9.59	$10.44	$9.47
Maximum Sales Charge:
A Shares	3.75%	2.50%	3.75%	3.75%
Maximum Offering Price per Share (net asset value / (100%-maximum sales charge) of net asset value adjusted to the nearest cent):
A Shares	$11.71	$9.84	$10.85	$9.84

(a)	Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Assets and Liabilities, Concluded
February 28, 2014
(Unaudited)

	Balanced Fund	U.S. Large Cap Equity Fund	Opportunistic Fund	World Energy Fund
Assets:
Investments, at cost	$55,767,296	$25,399,896	$13,425,862	$10,034,268
Investments, at value	65,652,542	33,498,795	14,426,712	10,417,756
Investments in affiliates, at value/cost	2,678,341	589,735	999,338	1,212,477
Total Investments	68,330,883	34,088,530	15,426,050	11,630,233
Cash	16,982	65	—	803
Interest and dividends receivable	188,374	35,742	18,457	30,600
Receivable for capital shares issued	7,452	24,990	81,687	138,881
Receivable for investments sold	126,817	303,144	42,995	18,058
Receivable from fees waived or reimbursed	1,001	115	—	—
Prepaid expenses and other assets	27,213	11,421	11,603	274
Total Assets	68,698,722	34,464,007	15,580,792	11,818,849

Liabilities:
Payable for investments purchased	126,675	304,801	378,666	347,434
Payable for capital shares redeemed	1,721,885	40,427	20,249	—
Accrued expenses and other payables:
Investment advisory fees	18,175	10,133	11,910	3,494
Administration fees	5,193	2,533	1,053	582
Distribution fees	2,630	450	849	645
Custodian fees	519	253	105	58
Trustee fees	—	—	—	29
Fund accounting, transfer agent and compliance fees	555	267	114	—
Other accrued liabilities	—	—	—	105
Total Liabilities	1,875,632	358,864	412,946	352,347
Net Assets	$66,823,090	$34,105,143	$15,167,846	$11,466,502

Composition of Net Assets:
Shares of beneficial interest, at par	$49	$24	$11	$11
Additional paid-in capital	55,520,114	24,048,911	14,009,813	11,083,978
Accumulated net investment income/(distributions in excess of net investment income)	141,602	22,775	(9,659)	13,500
Accumulated net realized gain/(loss) from investment transactions	1,276,079	1,934,534	166,831	(14,475)
Net unrealized appreciation (depreciation) on investments	9,885,246	8,098,899	1,000,850	383,488
Net Assets	$66,823,090	$34,105,143	$15,167,846	$11,466,502

Net Assets:
Investor Shares	$11,962,130	$2,168,211	$1,073,531	$395,383
Institutional Shares	54,625,119	31,697,995	10,099,973	7,496,666
A Shares	235,841	238,937	3,994,342	2,450,431
C Shares	—	—	—	1,124,022
Total	$66,823,090	$34,105,143	$15,167,846	$11,466,502

Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares	874,449	153,926	78,053	37,831
Institutional Shares	3,982,564	2,239,042	729,239	717,228
A Shares	17,270	16,964	289,539	234,458
C Shares	—	—	—	107,595
Total	4,874,283	2,409,932	1,096,831	1,097,112

Net Asset Value, Offering Price & Redemption Price per Share (a):
Investor Shares	$13.68	$14.09	$13.75	$10.45
Institutional Shares	$13.72	$14.16	$13.85	$10.45
A Shares	$13.66	$14.09	$13.80	$10.45
C Shares	$—	$—	$—	$10.45
Maximum Sales Charge:
A Shares	5.50%	5.50%	5.50%	5.50%
Maximum Offering Price per Share (net asset value / (100%-maximum sales charge) of net asset value adjusted to the nearest cent):
A Shares	$14.46	$14.91	$14.60	$11.06

(a)	Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Operations
Six Months Ended February 28, 2014
(Unaudited)

	U.S. Treasury Fund	Cash Management Fund	Tax-Free Money Market Fund
Investment Income:
Interest income	$301,935	$602,469	$96,661
Dividend income	—	—	1,043
Total income	301,935	602,469	97,704
Expenses:
Investment advisory fees	639,913	882,773	219,929
Administration fees	511,934	706,223	175,945
Distribution fees - Administrative Shares	877,745	791,098	2,224
Distribution fees - Service Shares	39,426	—	—
Distribution fees - Premier Shares	—	376	26
Shareholder servicing fees - Administrative Shares	877,745	791,098	2,224
Shareholder servicing fees - Service Shares	39,426	—	—
Shareholder servicing fees - Institutional Shares	149,346	679,996	22,152
Shareholder servicing fees - Select Shares	—	—	342,158
Shareholder servicing fees - Premier Shares	—	188	13
Fund accounting, transfer agent and compliance fees	181,472	248,840	64,754
Custodian fees	42,665	58,857	14,663
Trustee fees	18,512	24,574	7,105
Professional fees	57,139	74,165	22,646
Printing fees	14,709	22,866	5,875
Registration fees	8,713	11,559	5,055
Other expenses	61,576	71,404	24,914

Total expenses before fee and expense reductions	3,520,321	4,364,017	909,683

Investment advisory fees waived/expenses reimbursed by Investment Adviser	(698,314)	(882,238)	(253,610)
Administration fees waived	(504,550)	(662,997)	(175,667)
Custodian fees waived	(38,527)	(10,924)	(14,489)
Distribution fees waived - Administrative Shares	(877,745)	(791,098)	(2,224)
Distribution fees waived - Service Shares	(39,426)	—	—
Distribution fees waived - Premier Shares	—	(376)	(26)
Shareholder servicing fees waived - Administrative Shares	(877,745)	(791,098)	(2,224)
Shareholder servicing fees waived - Service Shares	(39,426)	—	—
Shareholder servicing fees waived - Institutional Shares	(149,346)	(679,996)	(22,152)
Shareholder servicing fees waived - Select Shares	—	—	(342,158)
Shareholder servicing fees waived - Premier Shares	—	(188)	(13)

Net expenses	295,242	545,102	97,120

Net investment income	6,693	57,367	584

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from investment transactions	451	(2)	628
Change in net assets resulting from operations	$7,144	$57,365	$1,212

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Operations, Continued
Six Months Ended February 28, 2014
(Unaudited)

	Intermediate Tax-Free Bond Fund	Short-Term Income Fund	Intermediate Bond Fund	Bond Fund
Investment Income:
Interest income	$634,186	$1,359,747	$271,817	$715,252
Dividend income	3	—	—	—
Dividend income from affiliates	—	559	101	295
Total income	634,189	1,360,306	271,918	715,547

Expenses:
Investment advisory fees	98,822	417,812	89,046	157,934
Administration fees	35,936	151,933	32,381	57,431
Distribution fees - Investor Shares	2,784	51,912	20,691	12,506
Distribution fees - A Shares	2,045	6,213	195	123
Shareholder servicing fees - Investor Shares	2,784	51,912	20,691	12,506
Shareholder servicing fees - Institutional Shares	40,090	131,789	19,590	59,159
Shareholder servicing fees - A Shares	818	2,485	78	49
Fund accounting, transfer agent and compliance fees	12,227	59,890	22,390	25,560
Custodian fees	1,797	7,597	1,619	2,872
Trustee fees	897	3,571	804	1,416
Professional fees	2,804	10,914	2,426	4,250
Printing fees	1,095	4,220	1,512	1,550
Registration fees	9,112	22,602	20,979	20,556
Other expenses	3,020	8,859	2,513	3,846

Total expenses before fee and expense reductions	214,231	931,709	234,915	359,758

Investment advisory fees waived/expenses reimbursed by Investment Adviser	(62,886)	(303,863)	(56,665)	(100,503)
Administration fees waived	(17,967)	(75,965)	(16,190)	(28,715)
Shareholder servicing fees waived - Investor Shares	(2,679)	(50,183)	(19,891)	(12,487)
Shareholder servicing fees waived - Institutional Shares	(40,090)	(131,789)	(19,590)	(59,159)
Shareholder servicing fees waived - A Shares	(818)	(2,485)	(78)	(49)

Net expenses	89,791	367,424	122,501	158,845

Net investment income	544,398	992,882	149,417	556,702

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from investment transactions	(382)	(292,703)	(114,320)	(104,720)
Change in unrealized appreciation/depreciation on investments	809,404	1,736,164	903,288	1,091,740
Net realized/unrealized gains/(losses) on investments	809,022	1,443,461	788,968	987,020
Change in net assets resulting from operations	$1,353,420	$2,436,343	$938,385	$1,543,722

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Operations, Concluded
Six Months Ended February 28, 2014
(Unaudited)

	Balanced Fund	U.S. Large Cap Equity Fund	Opportunistic Fund	World Energy Fund*
Investment Income:
Interest income	$413,528	$—	$15,240	$4,591
Dividend income	403,676	232,486	71,509	14,093
Dividend income from affiliates	135	21	47	14
Foreign tax withholding	(525)	—	(277)	—
Total income	816,814	232,507	86,519	18,698

Expenses:
Investment advisory fees	251,944	109,614	73,648	4,076
Administration fees	68,094	31,774	10,911	1,164
Distribution fees - Investor Shares	17,693	2,508	1,064	48
Distribution fees - A Shares	363	165	2,941	239
Distribution fees - C Shares	—	—	—	358
Shareholder servicing fees - Investor Shares	17,693	2,508	1,064	48
Shareholder servicing fees - Institutional Shares	67,060	37,042	9,633	1,079
Shareholder servicing fees - A Shares	145	66	1,177	96
Shareholder servicing fees - C Shares	—	—	—	89
Fund accounting, transfer agent and compliance fees	30,210	7,777	3,462	210
Custodian fees	3,405	1,589	545	58
Trustee fees	1,699	737	211	29
Professional fees	5,283	2,247	569	82
Printing fees	1,829	964	614	23
Registration fees	21,005	8,555	20,335	—
Other expenses	4,369	2,434	1,004	76

Total expenses before fee and expense reductions	490,792	207,980	127,178	7,675

Investment advisory fees waived/expenses reimbursed by Investment Adviser	(132,781)	(46,070)	(15,891)	(583)
Administration fees waived	(34,046)	(15,886)	(5,455)	(582)
Shareholder servicing fees waived - Investor Shares	(17,692)	(2,494)	(520)	(48)
Shareholder servicing fees waived - Institutional Shares	(67,060)	(37,042)	(9,633)	(1,079)
Shareholder servicing fees waived - A Shares	(145)	(66)	(1,177)	(96)
Shareholder servicing fees waived - C Shares	—	—	—	(89)

Net expenses	239,068	106,422	94,502	5,198

Net investment income	577,746	126,085	(7,983)	13,500

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from investment transactions	1,841,927	1,999,140	229,756	(14,475)
Change in unrealized appreciation/depreciation on investments	3,457,395	2,570,764	993,158	383,488
Net realized/unrealized gains/(losses) on investments	5,299,322	4,569,904	1,222,914	369,013
Change in net assets resulting from operations	$5,877,068	$4,695,989	$1,214,931	$382,513

*        Commencement of operations February 4, 2014.

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets

	U.S. Treasury Fund		Cash Management Fund
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013
From Investment Activities:
Operations:
Net investment income	$6,693	$57,631	$57,367	$92,197
Net realized gains/(losses) from investment transactions	451	7,182	(2)	1,508
Change in net assets resulting from operations	7,144	64,813	57,365	93,705
Distributions to Shareholders:
From net investment income:
Administrative Shares	(5,505)	(46,109)	(30,811)	(43,888)
Service Shares	(238)	(2,220)	—	—
Institutional Shares	(984)	(9,300)	(26,514)	(48,309)
Premier Shares	—	—	(7)	(6)
From net realized gains:
Administrative Shares	(4,607)	—	—	—
Service Shares	(206)	—	—	—
Institutional Shares	(727)	—	—	—
Change in net assets from shareholder distributions	(12,267)	(57,629)	(57,332)	(92,203)
Change in net assets from capital transactions	(21,560,946)	70,813,677	(7,530,026)	256,296,584
Change in net assets	(21,566,069)	70,820,861	(7,529,993)	256,298,086

Net Assets:
Beginning of period	1,047,955,099	977,134,238	1,184,304,147	928,006,061
End of period	$1,026,389,030	$1,047,955,099	$1,176,774,154	$1,184,304,147
Accumulated net investment income/(distributions in excess of net investment income)	$(770)	$(736)	$(432)	$(467)

Share Transactions*:
Administrative Shares
Issued	1,492,377,022	1,071,907,761	627,292,448	951,243,891
Reinvested	5	33	416	811
Redeemed	(1,437,584,178)	(1,037,429,713)	(607,369,416)	(804,936,878)
Change in Administrative Shares	54,792,849	34,478,081	19,923,448	146,307,824
Service Shares
Issued	104,060,302	225,823,467	—	—
Redeemed	(110,302,844)	(226,435,578)	—	—
Change in Service Shares	(6,242,542)	(612,111)	—	—
Institutional Shares
Issued	73,861,536	215,084,669	379,214,082	924,627,972
Reinvested	38	8	683	1,281
Redeemed	(143,972,827)	(178,136,970)	(406,576,757)	(814,859,884)
Change in Institutional Shares	(70,111,253)	36,947,707	(27,361,992)	109,769,369
Premier Shares
Issued	—	—	913,676	2,190,234
Reinvested	—	—	7	6
Redeemed	—	—	(1,005,165)	(1,970,849)
Change in Premier Shares	—	—	(91,482)	219,391
Change in shares:	(21,560,946)	70,813,677	(7,530,026)	256,296,584

*        Share transactions are at net asset value of $1.00 per share.

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	Tax-Free Money Market Fund
	Six Months
	Ended
	February 28, 2014	Year Ended
	(unaudited)	August 31, 2013
From Investment Activities:
Operations:
Net investment income	$584	$52,454
Net realized gains/(losses) from investment transactions	628	(750)
Change in net assets resulting from operations	1,212	51,704
Distributions to Shareholders:
From net investment income:
Administrative Shares	(4)	(673)
Institutional Shares	(38)	(1,248)
Select Shares	(524)	(50,530)
Premier Shares	—	(3)
From net realized gains:
Administrative Shares	(2)	(12)
Institutional Shares	(18)	(20)
Select Shares	(292)	(375)
Change in net assets from shareholder distributions	(878)	(52,861)
Change in net assets from capital transactions	(13,831,275)	(118,439,011)
Change in net assets	(13,830,941)	(118,440,168)

Net Assets:
Beginning of period	318,285,724	436,725,892
End of period	$304,454,783	$318,285,724
Accumulated net investment income/(distributions in excess of net investment income)	$31	$13

Share Transactions*:
Administrative Shares
Issued	5,283,265	35,896,940
Redeemed	(7,240,526)	(41,698,701)
Change in Administrative Shares	(1,957,261)	(5,801,761)
Institutional Shares
Issued	54,792,298	133,869,361
Redeemed	(63,332,629)	(116,194,333)
Change in Institutional Shares	(8,540,331)	17,675,028
Select Shares
Issued	183,257,663	402,410,351
Redeemed	(186,591,634)	(532,732,973)
Change in Select Shares	(3,333,971)	(130,322,622)
Premier Shares
Issued	488	20,833
Reinvested	—	3
Redeemed	(200)	(10,492)
Change in Premier Shares	288	10,344
Change in shares:	(13,831,275)	(118,439,011)

*        Share transactions are at net asset value of $1.00 per share.

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	Intermediate Tax-Free Bond Fund		Short-Term Income Fund
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013
From Investment Activities:
Operations:
Net investment income	$544,398	$1,098,856	$992,882	$1,976,206
Net realized gains/(losses) from investment transactions	(382)	75,950	(292,703)	483,566
Change in unrealized appreciation/depreciation on investments	809,404	(2,085,580)	1,736,164	(760,932)
Change in net assets resulting from operations	1,353,420	(910,774)	2,436,343	1,698,840
Distributions to Shareholders:
From net investment income:
Investor Shares	(31,132)	(63,685)	(256,960)	(647,406)
Institutional Shares	(490,273)	(1,014,891)	(786,360)	(1,455,554)
A Shares	(22,991)	(19,375)	(30,114)	(9,512)
From net realized gains:
Investor Shares	(4,463)	(366)	—	—
Institutional Shares	(63,662)	(5,424)	—	—
A Shares	(3,447)	(123)	—	—
Change in net assets from shareholder distributions	(615,968)	(1,103,864)	(1,073,434)	(2,112,472)
Change in net assets from capital transactions	2,049,765	(6,188,470)	11,644,364	21,277,238
Change in net assets	2,787,217	(8,203,108)	13,007,273	20,863,606

Net Assets:
Beginning of period	35,865,914	44,069,022	142,485,788	121,622,182
End of period	$38,653,131	$35,865,914	$155,493,061	$142,485,788
Accumulated net investment income/(distributions in excess of net investment income)	$(4,126)	$(4,128)	$(16,013)	$64,539

Capital Transactions:
Investor Shares
Proceeds from shares issued	$121	$287,818	$6,529,067	$33,623,951
Dividends reinvested	27,038	47,029	227,963	587,590
Cost of shares redeemed	(122,251)	(442,410)	(11,649,263)	(35,490,565)
Change in net assets from Investor Shares	(95,092)	(107,563)	(4,892,233)	(1,279,024)
Institutional Shares
Proceeds from shares issued	4,186,614	4,198,367	18,285,678	36,637,605
Dividends reinvested	82,473	128,666	216,163	472,875
Cost of shares redeemed	(2,620,746)	(11,891,200)	(6,973,557)	(17,494,008)
Change in net assets from Institutional Shares	1,648,341	(7,564,167)	11,528,284	19,616,472
A Shares
Proceeds from shares issued	639,052	2,185,157	5,130,287	3,439,590
Dividends reinvested	22,611	16,648	26,707	4,162
Cost of shares redeemed	(165,147)	(718,545)	(148,681)	(503,962)
Change in net assets from A Shares	496,516	1,483,260	5,008,313	2,939,790
Change in net assets resulting from capital transactions:	$2,049,765	$(6,188,470)	$11,644,364	$21,277,238

Share Transactions:
Investor Shares
Issued	11	24,932	684,575	3,505,611
Reinvested	2,418	4,085	23,839	61,296
Redeemed	(10,936)	(38,553)	(1,217,652)	(3,698,047)
Change in Investor Shares	(8,507)	(9,536)	(509,238)	(131,140)
Institutional Shares
Issued	373,148	363,807	1,916,389	3,825,078
Reinvested	7,384	11,087	22,608	49,402
Redeemed	(234,330)	(1,024,442)	(729,653)	(1,825,582)
Change in Institutional Shares	146,202	(649,548)	1,209,344	2,048,898
A Shares
Issued	57,037	192,336	537,241	359,415
Reinvested	2,018	1,444	2,791	436
Redeemed	(14,732)	(61,996)	(15,521)	(52,992)
Change in A Shares	44,323	131,784	524,511	306,859
Change in shares:	182,018	(527,300)	1,224,617	2,224,617

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	Intermediate Bond Fund		Bond Fund
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013
From Investment Activities:
Operations:
Net investment income	$149,417	$476,891	$556,702	$1,095,576
Net realized gains/(losses) from investment transactions	(114,320)	80,423	(104,720)	637,407
Change in unrealized appreciation/depreciation on investments	903,288	622,440	1,091,740	(1,403,447)
Change in net assets resulting from operations	938,385	1,179,754	1,543,722	329,536
Distributions to Shareholders:
From net investment income:
Investor Shares	(114,106)	(288,500)	(95,675)	(286,391)
Institutional Shares	(127,809)	(282,296)	(511,355)	(1,044,197)
A Shares	(1,085)	(1,239)	(936)	(927)
Change in net assets from shareholder distributions	(243,000)	(572,035)	(607,966)	(1,331,515)
Change in net assets from capital transactions	1,722,379	8,685,528	11,216,002	752,669
Change in net assets	2,417,764	9,293,247	12,151,758	(249,310)

Net Assets:
Beginning of period	32,571,246	23,277,999	48,292,389	48,541,699
End of period	$34,989,010	$32,571,246	$60,444,147	$48,292,389
Accumulated net investment income/(distributions in excess of net investment income)	$(72,718)	$20,865	$(62,021)	$(10,757)

Capital Transactions:
Investor Shares
Proceeds from shares issued	$4,449,867	$12,301,741	$619,532	$2,069,752
Dividends reinvested	109,682	277,990	95,148	284,676
Cost of shares redeemed	(6,863,142)	(6,320,179)	(4,002,164)	(4,325,828)
Change in net assets from Investor Shares	(2,303,593)	6,259,552	(3,287,484)	(1,971,400)
Institutional Shares
Proceeds from shares issued	6,739,232	4,813,233	16,155,108	11,114,532
Dividends reinvested	40,638	53,722	111,833	316,468
Cost of shares redeemed	(3,068,708)	(2,543,639)	(1,936,192)	(8,760,171)
Change in net assets from Institutional Shares	3,711,162	2,323,316	14,330,749	2,670,829
A Shares
Proceeds from shares issued	313,956	135,670	193,035	52,505
Dividends reinvested	854	688	636	735
Cost of shares redeemed	—	(33,698)	(20,934)	—
Change in net assets from A Shares	314,810	102,660	172,737	53,240
Change in net assets resulting from capital transactions:	$1,722,379	$8,685,528	$11,216,002	$752,669

Share Transactions:
Investor Shares
Issued	430,346	1,201,027	66,004	216,951
Reinvested	10,591	27,205	10,105	29,846
Redeemed	(662,751)	(617,753)	(423,634)	(453,598)
Change in Investor Shares	(221,814)	610,479	(347,525)	(206,801)
Institutional Shares
Issued	649,552	467,001	1,731,072	1,167,122
Reinvested	3,915	5,277	11,883	33,196
Redeemed	(296,712)	(247,874)	(206,420)	(920,197)
Change in Institutional Shares	356,755	224,404	1,536,535	280,121
A Shares
Issued	30,167	13,222	20,478	5,493
Reinvested	82	67	68	77
Redeemed	—	(3,292)	(2,245)	—
Change in A Shares	30,249	9,997	18,301	5,570
Change in shares:	165,190	844,880	1,207,311	78,890

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	Balanced Fund		U.S. Large Cap Equity Fund
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013
From Investment Activities:
Operations:
Net investment income	$577,746	$1,417,414	$126,085	$322,809
Net realized gains/(losses) from investment transactions	1,841,927	4,022,068	1,999,140	3,604,120
Change in unrealized appreciation/depreciation on investments	3,457,395	265,411	2,570,764	737,224
Change in net assets resulting from operations	5,877,068	5,704,893	4,695,989	4,664,153
Distributions to Shareholders:
From net investment income:
Investor Shares	(143,818)	(270,496)	(7,331)	(15,141)
Institutional Shares	(598,179)	(1,127,663)	(147,809)	(305,471)
A Shares	(3,013)	(1,974)	(578)	(208)
From net realized gains:
Investor Shares	(839,434)	(241,379)	(220,253)	(2,589)
Institutional Shares	(3,092,117)	(912,905)	(3,288,079)	(41,945)
A Shares	(17,978)	(323)	(20,172)	(17)
Change in net assets from shareholder distributions	(4,694,539)	(2,554,740)	(3,684,222)	(365,371)
Change in net assets from capital transactions	(1,280,588)	(886,841)	3,547,933	(4,207,940)
Change in net assets	(98,059)	2,263,312	4,559,700	90,842

Net Assets:
Beginning of period	66,921,149	64,657,837	29,545,443	29,454,601
End of period	$66,823,090	$66,921,149	$34,105,143	$29,545,443
Accumulated net investment income/(distributions in excess of net investment income)	$141,602	$308,866	$22,775	$52,408

Capital Transactions:
Investor Shares
Proceeds from shares issued	$828,059	$1,733,243	$83,752	$165,592
Dividends reinvested	982,958	510,558	226,481	17,696
Cost of shares redeemed	(4,443,096)	(2,242,060)	(138,747)	(115,437)
Change in net assets from Investor Shares	(2,632,079)	1,741	171,486	67,851
Institutional Shares
Proceeds from shares issued	232,937	674,102	2,635,793	3,619,291
Dividends reinvested	3,689,271	2,039,011	2,375,223	78,842
Cost of shares redeemed	(2,513,821)	(3,877,916)	(1,811,640)	(8,025,187)
Change in net assets from Institutional Shares	1,408,387	(1,164,803)	3,199,376	(4,327,054)
A Shares
Proceeds from shares issued	29,006	290,918	156,321	51,039
Dividends reinvested	20,113	2,050	20,750	224
Cost of shares redeemed	(106,015)	(16,747)	—	—
Change in net assets from A Shares	(56,896)	276,221	177,071	51,263
Change in net assets resulting from capital transactions:	$(1,280,588)	$(886,841)	$3,547,933	$(4,207,940)

Share Transactions:
Investor Shares
Issued	60,744	131,479	5,900	13,171
Reinvested	72,988	39,938	16,547	1,453
Redeemed	(326,271)	(170,129)	(9,686)	(9,200)
Change in Investor Shares	(192,539)	1,288	12,761	5,424
Institutional Shares
Issued	16,972	50,746	185,390	288,149
Reinvested	273,299	159,111	172,843	6,532
Redeemed	(184,251)	(291,397)	(125,513)	(636,184)
Change in Institutional Shares	106,020	(81,540)	232,720	(341,503)
A Shares
Issued	2,083	21,979	10,670	3,907
Reinvested	1,496	155	1,517	18
Redeemed	(8,021)	(1,234)	—	—
Change in A Shares	(4,442)	20,900	12,187	3,925
Change in shares:	(90,961)	(59,352)	257,668	(332,154)

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Concluded

	Opportunistic Fund		World Energy Fund
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013	For the Period Feb. 4, 2014(a) Through Feb. 28, 2014 (unaudited)
From Investment Activities:
Operations:
Net investment income	$(7,983)	$11,319	$13,500
Net realized gains/(losses) from investment transactions	229,756	540,280	(14,475)
Change in unrealized appreciation/depreciation on investments	993,158	(12,387)	383,488
Change in net assets resulting from operations	1,214,931	539,212	382,513
Distributions to Shareholders:
From net investment income:
Investor Shares	—	(521)	—
Institutional Shares	(364)	(3,922)	—
A Shares	—	(619)	—
From net realized gains:
Investor Shares	(43,232)	(12,929)	—
Institutional Shares	(414,268)	(28,187)	—
A Shares	(135,952)	(15,098)	—
Change in net assets from shareholder distributions	(593,816)	(61,276)	—
Change in net assets from capital transactions	6,672,087	6,113,970	11,083,989
Change in net assets	7,293,202	6,591,906	11,466,502
Net Assets:
Beginning of period	7,874,644	1,282,738	—
End of period	$15,167,846	$7,874,644	$11,466,502
Accumulated net investment income/(distributions in excess of net investment income)	$(9,659)	$(1,312)	$13,500
Capital Transactions:
Investor Shares
Proceeds from shares issued	$282,904	$404,595	$464,075
Dividends reinvested	42,563	13,045	—
Cost of shares redeemed	(38,504)	(102,538)	(80,508)
Change in net assets from Investor Shares	286,963	315,102	383,567
Institutional Shares
Proceeds from shares issued	3,893,007	5,817,181	7,210,130
Dividends reinvested	361,739	28,211	—
Cost of shares redeemed	(338,378)	(1,061,845)	—
Change in net assets from Institutional Shares	3,916,368	4,783,547	7,210,130
A Shares
Proceeds from shares issued	2,347,479	1,060,355	2,392,002
Dividends reinvested	134,377	15,078	—
Cost of shares redeemed	(13,100)	(60,112)	—
Change in net assets from A Shares	2,468,756	1,015,321	2,392,002
C Shares
Proceeds from shares issued	—	—	1,098,290
Change in net assets from C Shares	—	—	1,098,290
Change in net assets resulting from capital transactions:	$6,672,087	$6,113,970	$11,083,989
Share Transactions:
Investor Shares
Issued	20,968	31,945	45,906
Reinvested	3,127	1,147	—
Redeemed	(2,791)	(8,618)	(8,075)
Change in Investor Shares	21,304	24,474	37,831
Institutional Shares
Issued	283,547	477,084	717,228
Reinvested	26,404	2,477	—
Redeemed	(24,505)	(88,973)	—
Change in Institutional Shares	285,446	390,588	717,228
A Shares
Issued	170,712	85,213	234,458
Reinvested	9,844	1,326	—
Redeemed	(926)	(4,961)	—
Change in A Shares	179,630	81,578	234,458
Change in shares:
Issued	—	—	107,595
Change in C Shares	—	—	107,595
Change in shares:	486,380	496,640	1,097,112

(a)        Commencement of operations February 4, 2014.

See notes to financial statements.

CAVANAL HILL FUNDS
U.S. Treasury Fund

Schedule of Portfolio Investments
February 28, 2014
(Unaudited)

Principal Amount	Security Description	Amortized Cost

U.S. Treasury Obligations (22.0%)
U.S. Treasury Bills
$20,000,000	0.04%, 3/27/14 (a)	$19,999,421
U.S. Treasury Notes
10,000,000	0.25%, 12/15/14	10,009,210
20,000,000	0.25%, 1/15/15	20,014,230
5,000,000	0.25%, 1/31/15	5,004,070
10,000,000	0.38%, 11/15/14	10,018,361
5,000,000	0.38%, 3/15/15	5,010,816
5,000,000	0.63%, 7/15/14	5,007,886
13,000,000	0.75%, 6/15/14	13,022,553
10,000,000	1.25%, 3/15/14	10,004,085
15,000,000	2.13%, 11/30/14	15,221,590
5,000,000	2.25%, 5/31/14	5,026,195
25,000,000	2.38%, 8/31/14	25,277,191
10,000,000	2.38%, 9/30/14	10,129,090
15,000,000	2.38%, 2/28/15	15,329,633
5,000,000	2.63%, 6/30/14	5,040,815
10,000,000	2.63%, 7/31/14	10,102,137
10,000,000	4.25%, 8/15/14	10,186,643
10,000,000	4.25%, 11/15/14	10,290,706
20,000,000	4.75%, 5/15/14	20,188,827
		204,884,038
Total U.S. Treasury Obligations		224,883,459

Repurchase Agreements (77.9%)
124,000,000	Bank of Montreal, 0.05%, 3/3/14, (Purchased on 2/28/14 proceeds at maturity $124,000,517, collateralized by various U.S. Treasury Obligations, (0.00% - 0.63%), (8/21/14 - 7/15/16), fair value $126,480,042)	124,000,000
235,000,000	Credit Agricole CIB, 0.05%, 3/3/14, (Purchased on 2/28/14 proceeds at maturity $235,000,979, collateralized by various U.S. Treasury Notes, (0.50% - 2.00%), (4/15/15 - 2/28/21), fair value $239,700,060)	235,000,000
235,000,000	Deutsche Bank Securities, Inc., 0.05%, 3/3/14, (Purchased on 2/28/14 proceeds at maturity $235,000,979, collateralized by various U.S. Treasury Obligations, (1.00% - 6.13%), (6/30/16 - 11/15/43), fair value $239,820,464)	235,000,000
20,000,000	Goldman Sachs & Co., 0.01%, 3/3/14, (Purchased on 2/28/14 proceeds at maturity $20,000,017, collateralized by U.S. Treasury Notes, (1.25%), (4/15/14), fair value $20,400,023)	20,000,000

Principal Amount	Security Description	Amortized Cost
Repurchase Agreements, continued:
$41,000,000	RBC Capital Markets, LLC, 0.03%, 3/3/14, (Purchased on 2/28/14 proceeds at maturity $41,000,103, collateralized by various U.S. Treasury Obligations, (0.00% - 1.13%), (5/8/14 - 4/30/20), fair value $41,820,103)	$41,000,000
145,000,000	SG Americas Securities LLC, 0.05%, 3/3/14, (Purchased on 2/28/14 proceeds at maturity $145,000,604, collateralized by various U.S. Treasury Obligations, (0.00% - 2.00%), (4/17/14 - 9/30/20), fair value $147,900,062)	145,000,000
Total Repurchase Agreements		800,000,000

Total Investments (Cost $1,024,883,459) (b) — 99.9%		1,024,883,459
Other assets in excess of liabilities — 0.1%		1,505,571
Net Assets — 100.0%		$1,026,389,030

(a)	Rate represents the effective yield at purchase.
(b)	Cost and value for federal income tax and financial reporting purposes are the same.

See notes to financial statements.

CAVANAL HILL FUNDS
Cash Management Fund

Schedule of Portfolio Investments
February 28, 2014
(Unaudited )

Principal Amount	Security Description	Amortized Cost

Certificates of Deposit (9.8%)
$25,000,000	BNP Paribas NY, 0.17%, 3/10/14	$25,000,000
10,000,000	Rabobank Nederland NV NY, 0.20%, 3/10/14	10,000,000
20,000,000	Rabobank Nederland NV NY, 0.27%, 2/26/15 (a)	20,000,000
30,000,000	Svenska Handelsbanken NY, 0.23%, 4/21/14	30,000,212
10,000,000	Toronto Dominion Bank NY, 0.24%, 5/22/14	10,000,227
15,000,000	Toronto Dominion Bank NY, 0.25%, 12/1/14	15,000,000
5,000,000	Toronto Dominion Bank NY, 0.30%, 6/5/14	5,000,000
Total Certificates of Deposit		115,000,439

Commercial Paper (28.8%)
Automobiles (2.5%)
30,000,000	Toyota Motor Credit Corp., 0.18%, 5/16/14 (b)	29,988,600
Banking (10.3%)
30,000,000	Australia & New Zealand Banking Group, 0.18%, 4/17/14 (b)(c)	29,993,147
30,000,000	National Australia Funding, 0.25%, 5/16/14 (b)(c)	29,984,167
30,000,000	Nordea Bank AB, 0.22%, 6/3/14 (b)(c)	29,983,158
10,000,000	Westpac Banking Corp., 0.13%, 3/25/14 (b)(c)	9,999,133
20,000,000	Westpac Banking Corp., 0.30%, 12/29/14 (b)(c)	19,949,500
		119,909,105
Beverages (1.3%)
15,000,000	Coca-Cola Co., 0.19%, 9/5/14 (b)(c)	14,985,117
Consumer Products (1.9%)
22,500,000	Procter & Gamble Co., 0.09%, 5/28/14 (b)(c)	22,495,050
Diversified Manufacturing Operations (2.5%)
30,000,000	Total Capital Canada, Ltd., 0.21%, 4/11/14 (b)(c)	29,992,825
Food-Miscellaneous/Diversified (2.5%)
30,000,000	Nestle Capital Corp., 0.17%, 9/11/14 (b)(c)	29,972,517
Oil, Gas & Consumable Fuels (5.2%)
30,000,000	Chevron Corp., 0.09%, 3/6/14 (b)(c)	29,999,625
15,000,000	Exxon Mobil Corp., 0.03%, 3/4/14 (b)	14,999,963
15,000,000	Exxon Mobil Corp., 0.07%, 3/17/14 (b)	14,999,533
		59,999,121
Retail (2.6%)
30,000,000	Wal-Mart Stores, Inc., 0.04%, 3/3/14 (b)(c)	29,999,933
Total Commercial Paper		337,342,268

U.S. Government Agency Securities (20.1%)
Federal Home Loan Bank
30,000,000	0.04%, 3/19/14 (b)	29,999,399
10,000,000	0.09%, 8/22/14 (a)	10,000,000
10,000,000	Series 1, 0.09%, 5/13/14 (a)	10,000,000
5,000,000	0.10%, 8/21/14 (a)	5,000,000
5,000,000	0.10%, 11/26/14 (a)	4,999,815
10,000,000	0.10%, 4/25/14 (a)	10,000,000
10,000,000	0.11%, 4/1/14 (a)	10,000,000
20,000,000	0.13%, 4/11/14	19,999,468
10,000,000	0.16%, 10/10/14	9,999,866
15,000,000	0.18%, 3/4/14	15,000,000
10,000,000	0.20%, 12/30/14, Callable 9/19/14 @ 100 *	10,000,000

Principal Amount	Security Description	Amortized Cost

U.S. Government Agency Securities, continued:
Federal Home Loan Bank, continued:
$15,000,000	0.20%, 1/2/15, Callable 6/30/14 @ 100 *	$15,000,857
15,000,000	0.21%, 1/20/15, Callable 9/30/14 @ 100 *	15,000,000
		164,999,405
Federal Home Loan Mortgage Corp.
30,000,000	Series RB, 0.11%, 9/4/14 (b)	29,983,637
10,000,000	0.12%, 9/3/14 (b)	9,993,800
15,000,000	0.12%, 4/8/14 (b)	14,998,100
16,898,000	3.00%, 7/28/14	17,090,165
		72,065,702
Total U.S. Government Agency Securities		237,065,107

Repurchase Agreements (40.4%)
50,000,000	Bank of Montreal, 0.05%, 3/3/14, (Purchased on 2/28/14, proceeds at maturity $50,000,208, collateralized by various U.S. Treasury Notes, (0.00% - 1.38%), (8/31/15 - 6/30/18), fair value $51,000,072)	50,000,000
150,000,000	Credit Agricole CIB, 0.05%, 3/3/14, (Purchased on 2/28/14, proceeds at maturity $150,000,625, collateralized by U.S. Treasury Notes, (0.50%), (4/15/15), fair value $153,000,048)	150,000,000
137,000,000	Deutsche Bank Securities, Inc., 0.05%, 3/3/14, (Purchased on 2/28/14, proceeds at maturity $137,000,571, collateralized by various U.S. Government Agency Obligations, (0.00% - 5.50%), (11/20/14 - 1/15/30), fair value $139,740,074)	137,000,000
50,000,000	Goldman Sachs & Co., 0.04%, 3/3/14, (Purchased on 2/28/14, proceeds at maturity $50,000,167, collateralized by various U.S. Government Agency Obligations, (1.66% - 2.38%), (12/10/18 - 1/13/22), fair value $51,000,102)	50,000,000
40,000,000	RBC Capital Markets LLC, 0.04%, 3/3/14, (Purchased on 2/28/14, proceeds at maturity $40,000,133, collateralized by various U.S. Government Agency Obligations, (0.00% - 5.38%), (3/6/14 - 3/12/25), fair value $40,801,010)	40,000,000
49,000,000	Wells Fargo Securities LLC, 0.04%, 3/3/14, (Purchased on 2/28/14, proceeds at maturity $49,000,163, collateralized by various U.S. Government Agency Obligations, (0.00% - 8.25%), (3/4/14 - 7/15/37), fair value $49,980,807)	49,000,000

Total Repurchase Agreements		476,000,000

Time Deposit (0.9%)
10,843,746	Royal Bank of Canada, Toronto, 0.03%, 3/3/14	10,843,746
Total Time Deposit		10,843,746

Total Investments (Cost $1,176,251,560) (d) — 100.0%		1,176,251,560
Other assets in excess of liabilities — 0.0%		522,594
Net Assets — 100.0%		$1,176,774,154

See notes to financial statements.

CAVANAL HILL FUNDS
Cash Management Fund

Schedule of Portfolio Investments, Concluded
February 28, 2014
(Unaudited)

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2014.
(b)	Rate represents the effective yield at purchase.
(c)
Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

(d)	Cost and value for federal income tax and financial reporting purposes are the same.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

See notes to financial statements.

CAVANAL HILL FUNDS
Tax-Free Money Market Fund

Schedule of Portfolio Investments
February 28, 2014
(Unaudited)

Principal		Amortized Cost
Amount	Security Description	or Value

Municipal Bonds (88.5%)
Variable Rate Demand Notes (85.1%)
Alaska (3.3%)
$10,000,000	Valdez Alaska Marine Terminal Revenue, Series C, 0.04%, next reset date 3/1/14, final maturity 12/1/29, Insured by: GTY(a)	$10,000,000
Colorado (1.6%)
5,000,000	Castle Rock Colorado Certificate of Participation, 0.05%, next reset date 3/7/14, final maturity 9/1/37, Enhanced by: LOC(a)	5,000,000
Connecticut (2.7%)
8,300,000	Connecticut State Health & Educational Facilities Authority Revenue, 0.02%, next reset date 3/7/14, final maturity 7/1/29, Enhanced by: LIQ FAC(a)	8,300,000
Florida (1.5%)
4,590,000	Orange County Florida Housing Financial Authority Multifamily Revenue, 0.06%, next reset date 3/7/14, final maturity 8/15/35, Enhanced by: LOC, AMT(a)	4,590,000
Georgia (3.6%)
11,000,000	Georgia Private Colleges & Universities Authority Revenue, Emory University, Series B-3, 0.02%, next reset date 3/7/14, final maturity 9/1/35(a)	11,000,000
Illinois (2.7%)
8,200,000	Cook County Illinois Revenue, 0.04%, next reset date 3/7/14, final maturity 5/1/35, Enhanced by: LOC(a)	8,200,000
Indiana (7.3%)
11,110,000	Indiana Municipal Power Agency Revenue, Series A, 0.04%, next reset date 3/7/14, final maturity 1/1/18, Enhanced by: LOC(a)	11,110,000
11,195,000	Indiana State Financial Authority Hospital Revenue, Series C, 0.02%, next reset date 3/7/14, final maturity 3/1/33, Enhanced by: LOC(a)	11,195,000
		22,305,000
Kentucky (1.2%)
3,600,000	Jeffersontown Kentucky Lease Program Revenue, 0.05%, next reset date 3/7/14, final maturity 3/1/30, Enhanced by: LOC(a)	3,600,000
Mississippi (6.9%)
10,000,000	Jackson County Mississippi Pollution Control Revenue, 0.03%, next reset date 3/1/14, final maturity 6/1/23(a)	10,000,000
11,000,000	Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue, Chevron U.S.A., Inc., Series B, 0.04%, next reset date 3/7/14, final maturity 12/1/30, Insured by: GTY(a)	11,000,000
		21,000,000

Principal		Amortized Cost
Amount	Security Description	or Value

Municipal Bonds, continued:
Variable Rate Demand Notes, continued:
Missouri (3.0%)
$9,265,000	Jackson County Missouri Industrial Development Authority Recreational Facilities Revenue, 0.07%, next reset date 3/7/14, final maturity 11/1/18, Enhanced by: LOC(a)	$9,265,000
North Carolina (4.7%)
8,000,000	Charlotte-Mecklenburg North Carolina Hospital Authority Health Care System Revenue, Series E, 0.03%, next reset date 3/7/14, final maturity 1/15/44, Insured by: AGM(a)	8,000,000
6,400,000	North Carolina State Medical Care Commission Health Care Facilities Revenue, Series B, 0.04%, next reset date 3/7/14, final maturity 10/1/38, Enhanced by: LOC(a)	6,400,000
		14,400,000
Pennsylvania (8.3%)
10,700,000	Delaware River Port Authority Pennsylvania & New Jersey Revenue, Series A, 0.03%, next reset date 3/7/14, final maturity 1/1/26, Enhanced by: LOC(a)	10,700,000
4,400,000	Emmaus Pennsylvania General Authority Revenue, 0.04%, next reset date 3/7/14, final maturity 3/1/24, Enhanced by: LOC(a)	4,400,000
10,000,000	Philadelphia Pennsylvania, GO, Series B, 0.04%, next reset date 3/7/14, final maturity 8/1/31, Enhanced by: LOC(a)	10,000,000
		25,100,000
South Carolina (3.6%)
6,545,000	South Carolina Jobs - Economic Development Authority Student Housing Revenue, Bon Secours Health Systems, Inc., Series D, 0.04%, next reset date 3/7/14, final maturity 11/1/25, Enhanced by: LOC(a)	6,545,000
4,540,000	South Carolina Jobs - Economic Development Authority Student Housing Revenue, State University Housing LLC, Series A, 0.07%, next reset date 3/7/14, final maturity 3/1/27, Enhanced by: LOC(a)	4,540,000
		11,085,000
Tennessee (3.0%)
9,235,000	Montgomery County Tennessee Public Building Pooled Authority Revenue, 0.08%, next reset date 3/7/14, final maturity 11/1/27, Enhanced by: LOC(a)	9,235,000
Texas (16.1%)
9,600,000	Austin Texas Hotel Occupancy Tax Revenue, 0.05%, next reset date 3/7/14, final maturity 11/15/29, Enhanced by: LOC(a)	9,600,000

See notes to financial statements.

CAVANAL HILL FUNDS
Tax-Free Money Market Fund

Schedule of Portfolio Investments, Concluded
February 28, 2014
(Unaudited)

Principal		Amortized Cost
Amount	Security Description	or Value

Municipal Bonds, continued:
Variable Rate Demand Notes, continued:
Texas, continued:
$6,300,000	Gulf Coast Waste Disposal Authority Revenue, Exxon Mobil Corp., 0.04%, next reset date 3/1/14, final maturity 6/1/20(a)	$6,300,000
13,020,000	Lower Neches Valley Authority Texas Revenue, Exxon Mobil, Series A, 0.03%, next reset date 3/1/14, final maturity 11/1/29(a)	13,020,000
10,000,000	Tarrant County Texas Cultural Educational Facilities Finance Corp. Hospital Revenue, 0.03%, next reset date 3/7/14, final maturity 11/15/50, Enhanced by: LOC(a)	10,000,000
10,000,000	University of Texas Revenue, Series B, 0.02%, next reset date 3/7/14, final maturity 8/1/39, Enhanced by: LIQ FAC(a)	10,000,000
		48,920,000
Utah (3.3%)
10,000,000	Utah Transit Authority Sales Tax Revenue, 0.03%, next reset date 3/1/14, final maturity 6/15/36, Enhanced by: LOC(a)	10,000,000
Virginia (4.8%)
8,400,000	Hanover County Virginia Economic Development Authority Revenue, Bon Secours Health Systems, Inc., Series D-1, 0.04%, next reset date 3/7/14, final maturity 11/1/25, Enhanced by: LOC(a)	8,400,000
6,000,000	Virginia Small Business Financing Authority Revenue, Museum of Fine Arts Foundation, 0.04%, next reset date 3/7/14, final maturity 8/1/35, Enhanced by: LOC(a)	6,000,000
		14,400,000
Wisconsin (4.2%)
5,860,000	Milwaukee Wisconsin Redevelopment Authority Redevelopment Lease Revenue, 0.03%, next reset date 3/7/14, final maturity 9/1/40, Enhanced by: LOC(a)	5,860,000
6,895,000	Wisconsin State Health & Educational Facilities Authority Revenue, 0.04%, next reset date 3/7/14, final maturity 3/1/36, Enhanced by: LOC(a)	6,895,000
		12,755,000

Shares or Principal Amount	Security Description	Amortized Cost or Value

Municipal Bonds, continued:
Variable Rate Demand Notes, continued:
Wyoming (3.3%)
$10,000,000	Sweetwater County Wyoming Pollution Control Revenue, Series A, 0.03%, next reset date 3/7/14, final maturity 7/1/15, Enhanced by: LOC(a)	$10,000,000
Total Variable Rate Demand Notes		259,155,000

Fixed Rate Municipal Bonds (3.4%)
Texas (3.4%)
10,000,000	Texas State Revenue, 0.21%, final maturity 8/28/14	10,088,546
Total Fixed Rate Municipal Bonds		10,088,546
Total Municipal Bonds		269,243,546

Municipal Commercial Paper (10.0%)
Arizona (3.4%)
10,400,000	Phoenix Civic Improvement Corp., 0.13%, final maturity 4/3/14, Enhanced by: LOC	10,400,000
Illinois (3.6%)
11,000,000	Illinois Educational Facilities Authority Revenue, 0.12%, final maturity 5/8/14, Enhanced by: LOC	11,000,000
Virginia (3.0%)
8,995,000	Peninsula Ports Authority of Virginia Revenue, 0.13%, final maturity 3/19/14, Enhanced by: LOC	8,995,000
Total Municipal Commercial Paper		30,395,000

Investment Companies (1.5%)
1,874,111	Goldman Sachs Financial Square Funds-Tax Free Money Market Fund, 0.01%(b)	1,874,111
2,812,567	SEI Tax-Exempt Trust Institutional Tax Free Fund, Class A, 0.02%(b)	2,812,567
Total Investment Companies		4,686,678

Total Investments (Cost $304,325,224) (c) — 100.0%		304,325,224
Other assets in excess of liabilities — 0.0%		129,559
Net Assets — 100.0%		$304,454,783

(a)
Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2014. The Fund has the option to put (sell) the security back to the issuer’s agent on the next and subsequent reset dates.

(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2014.
(c)	Cost and value for federal income tax and financial reporting purposes are the same.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
GO	General Obligation
GTY	Guarantor Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit

See notes to financial statements.

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments
February 28, 2014
 (Unaudited)

Principal
Amount	Security Description	Value

Municipal Bonds (91.3%)
Arizona (3.9%)
$650,000	Arizona Water Infrastructure Finance Authority Revenue, Series A, 5.00%, 10/1/25, Continuously Callable @ 100	$727,454
750,000	Chandler Arizona, GO, 4.00%, 7/1/24, Callable 7/1/18 @ 100*	792,353
		1,519,807
California (0.2%)
80,000	Pomona California Public Financing Authority Revenue, 5.00%, 2/1/24, Continuously Callable @ 100, Insured by: NATL-RE	80,107
Colorado (2.4%)
750,000	Douglas County Colorado School District No. RE-1 Douglas & Elbert Counties, GO, 5.25%, 12/15/24, Insured by: State Aid Withholding	919,754
Florida (1.8%)
700,000	Sarasota County Florida Utility System Revenue, Series A, 5.00%, 10/1/25, Callable 10/1/15 @ 100, Insured by: NATL-RE, AGC, FGIC*	745,269
Georgia (1.1%)
350,000	Georgia State, GO, Series B, 5.00%, 1/1/24, Callable 1/1/19 @ 100*	409,854

Hawaii (2.2%)
750,000	Honolulu Hawaii City & County, GO, Series A, 5.00%, 7/1/23, Callable 7/1/17 @ 100, Insured by: AGM*	843,158
Illinois (3.5%)
215,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, GO, Series A, 5.00%, 10/1/19, Continuously Callable @ 100, Insured by: FSA	244,928
285,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, GO, Series A, 5.00%, 10/1/19, Insured by: AGM, ETM	341,769
10,000	Williamson County Illinois Community High School District No. 210 Lincoln- Way School Building, GO, 5.00%, 1/1/17, Insured by: NATL-RE, FGIC	11,119
660,000	Williamson County Illinois Community High School District No. 210 Lincoln- Way School Building, GO, 5.00%, 1/1/17, Insured by: NATL-RE, FGIC, ETM	743,722
		1,341,538
Indiana (3.2%)
390,000	Bartholomew County Indiana Building Corp. Revenue, 4.25%, 7/15/14	395,655
305,000	Bartholomew County Indiana Building Corp. Revenue, 4.25%, 7/15/15	320,665

Principal
Amount	Security Description	Value

Municipal Bonds, continued:
Indiana, continued:
$500,000	Wayne Township Indiana Marion County School Building Corp. Revenue, 5.00%, 7/15/26, Continuously Callable @ 100, Insured by: NATL-RE, FGIC, State Aid Withholding	$545,145
		1,261,465
Iowa (4.1%)
720,000	Bettendorf Iowa, GO, Series A, 4.00%, 6/1/22, Callable 6/1/19 @ 100*	779,357
805,000	Davenport Iowa, GO, Series A, 4.38%, 6/1/20, Callable 6/1/14 @ 100, Insured by: NATL-RE, FGIC*	813,195
		1,592,552
Kansas (1.9%)
700,000	Topeka Kansas Utility Revenue, Series A, 4.38%, 8/1/23, Continuously Callable @ 101, Insured by: NATL-RE	719,068
Maryland (1.6%)
550,000	Maryland State, GO, 5.00%, 3/15/20, Callable 3/15/17 @ 100*	625,394
Massachusetts (1.8%)
550,000	Massachusetts State, GO, Series D, 5.50%, 10/1/20, Insured by: NATL-RE	679,305
Minnesota (2.1%)
750,000	Minnesota State, GO, Series A, 4.00%, 12/1/24, Callable 12/1/19 @ 100*	808,673
New York (0.0%)
15,000	New York City Transit Authority Revenue, 5.40%, 1/1/18, Insured by: AGM, ETM	16,560
North Carolina (2.1%)
750,000	Guilford County North Carolina, GO, Series A, 4.00%, 2/1/24, Callable 2/1/19 @ 100*	803,280
Oregon (2.2%)
750,000	Washington County Oregon, GO, 5.00%, 6/1/24, Callable 6/1/16 @ 102*	837,780
Pennsylvania (6.3%)
750,000	Central Bucks Pennsylvania School District, GO, 5.00%, 5/15/24, Callable 5/15/18 @ 100, Insured by: State Aid Withholding*	879,960
645,000	Mount Lebanon Pennsylvania School District, GO, Series A, 5.00%, 2/15/25, Callable 2/15/19 @ 100, Insured by: State Aid Withholding*	738,706
750,000	Upper Dublin Pennsylvania School District, GO, 4.75%, 11/15/23, Callable 5/15/19 @ 100, Insured by: State Aid Withholding*	826,065
		2,444,731
South Carolina (2.1%)
775,000	South Carolina State, GO, Series A66, 4.00%, 4/1/24, Continuously Callable @ 100	829,955

See notes to financial statements.

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued
February 28, 2014
(Unaudited)

Principal
Amount	Security Description	Value

Municipal Bonds, continued:
Tennessee (2.1%)
$750,000	Williamson County Tennessee, GO, Series A, 4.00%, 4/1/25, Callable 4/1/19 @ 100*	$793,343
Texas (29.1%)
300,000	Allen Texas Independent School District, GO, 5.00%, 2/15/25, Continuously Callable @ 100	337,500
610,000	Frisco Texas Independent School District, GO, Series A, 4.00%, 8/15/24, Continuously Callable @ 100	643,410
700,000	Goose Creek Texas Consolidated Independent School District, GO, 4.50%, 2/15/28, Callable 2/15/15 @ 100, Insured by: NATL-RE, FGIC, PSF-GTD*	716,415
750,000	Harris County Texas, GO, Series B, 5.00%, 10/1/24, Callable 10/1/14 @ 100*	771,570
500,000	Houston Texas Community College, GO, 5.00%, 2/15/37, Continuously Callable @ 100	517,825
625,000	Houston Texas Utility System Revenue, Series A, 5.00%, 11/15/27, Continuously Callable @ 100, Insured by: AGM	677,719
640,000	Kyle Texas, GO, 4.00%, 2/15/22, Continuously Callable @ 100, Insured by: GTY	689,056
750,000	Lewisville Texas Independent School District, GO, 5.00%, 8/15/21, Callable 2/15/19 @ 100*	884,205
500,000	Liberty Hill Texas Independent School District, GO, 5.00%, 8/1/35, Continuously Callable @ 100, Insured by: PSF-GTD	544,335
135,000	Midlothian Texas Independent School District, GO, 5.00%, 2/15/34, Continuously Callable @ 100, Insured by: PSF-GTD	138,781
365,000	Midlothian Texas Independent School District, GO, 5.00%, 2/15/34, Continuously Callable @ 100, Insured by: PSF-GTD	381,702
500,000	San Marcos Texas Tax & Toll Revenue, GO, 5.00%, 8/15/26, Callable 8/15/17 @ 100, Insured by: AGM*	552,780
500,000	Spring Texas Independent School District, GO, 5.00%, 8/15/27, Continuously Callable @ 100, Insured by: PSF-GTD	560,315
575,000	Texas State, GO, 4.50%, 4/1/33, Continuously Callable @ 100	588,564
450,000	Waller Texas Independent School District, GO, 5.50%, 2/15/28, Callable 2/15/18 @ 100, Insured by: PSF-GTD*	506,916
750,000	Williamson County Texas Pass-Through Toll Bond, GO, 5.00%, 2/15/21, Callable 2/15/19 @ 100*	877,372

Shares or
Principal
Amount	Security Description	Value

Municipal Bonds, continued:
Texas, continued:
$640,000	Wylie Texas, GO, 5.00%, 2/15/21, Continuously Callable @ 100	$726,483
1,050,000	Ysleta Texas Independent School District, GO, 5.00%, 8/15/23, Callable 8/15/16 @ 100, Insured by: PSF-GTD*	1,160,890
		11,275,838
Utah (2.0%)
700,000	Utah State Transit Authority Sales Tax Revenue, Series A, 5.00%, 6/15/32, Continuously Callable @ 100, Insured by: AGM	747,083
Virginia (2.1%)
750,000	Fairfax County Virginia, GO, Series A, 4.00%, 4/1/24, Callable 4/1/19 @ 100, Insured by: State Aid Withholding*	806,528
Washington (10.2%)
500,000	King County Washington Public Hospital District No.1, GO, Series B, 5.25%, 12/1/37, Continuously Callable @ 100	520,750
500,000	King County Washington Sewer Revenue, Series C, 5.00%, 1/1/35, Continuously Callable @ 100	539,785
500,000	Lewis County Washington Public Utility Revenue District No. 1, Series A, 5.00%, 12/1/27, Continuously Callable @ 100, Insured by: AGM	529,080
750,000	Seattle Washington, GO, 5.00%, 5/1/21, Callable 5/1/19 @ 100*	873,584
685,000	Snohomish County Washington, GO, Series A, 5.00%, 12/1/27, Continuously Callable @ 100	761,980

605,000	Washington State, GO, Series B-1, 5.00%, 8/1/25, Continuously Callable @ 100	703,548
		3,928,727
Wisconsin (3.3%)
550,000	Madison Wisconsin, GO, Series A, 4.25%, 10/1/17, Callable 10/1/16 @ 100*	601,018
555,000	Racine Wisconsin, GO, 5.00%, 12/1/19, Callable 12/1/18 @ 100*	644,832
		1,245,850
Total Municipal Bonds		35,275,619

Investment in Affiliates (4.9%)
1,912,822	Cavanal Hill Tax-Free Money Market Fund, Institutional Class, 0.00% (a)	1,912,822
Total Investment in Affiliates		1,912,822

Total Investments (Cost $35,039,105) (b) — 96.2%		37,188,441
Other assets in excess of liabilities — 3.8%		1,464,690
Net Assets — 100.0%		$38,653,131

See notes to financial statements.

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Concluded
February 28, 2014
(Unaudited)

(a)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2014.
(b)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GO	General Obligation
GTY	Guarantor Agreement
NATL-RE	National Public Finance Guarantee Corp.
PSF-GTD	Public School Fund Guaranteed

See notes to financial statements.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments
February 28, 2014
(Unaudited)

Principal
Amount	Security Description	Value

Asset Backed Securities (7.6%)
$121,946	ACE Securities Corp., Series 2005-SD3, Class A, 0.56%, 8/25/45(a)	$121,585
221,776	Aegis Asset Backed Securities Trust, Series 2004-6, Class M1, 0.97%, 3/25/35(a)	221,441
993,381	Aircraft Lease Securitisation Ltd., Series 2007-1A, Class G3, 0.42%, 5/10/32(a)	958,613
1,155,145	Alesco Preferred Funding Ltd., Series 8A, Class C2, 1.60%, 12/23/35(a)(b)	433,179
34,330	Ameriquest Mortgage Securities, Inc., Series 2003-IA1, Class A4, 4.97%, 11/25/33	34,259
415,328	Bayview Financial Acquisition Trust, Series 2003-AA, Class M2, 5.28%, 2/25/33	415,881
30,819	Bayview Financial Acquisition Trust, Series 2005-B, Class 1A6, 5.21%, 4/28/39(a)	30,701
736,401	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A2, 5.48%, 2/28/41(a)	742,811
888,460	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(a)	889,488
958,183	Castle Trust, Series 2003-1A, Class A2, 5.36%, 5/15/27(c)	958,782
331,643	Chase Funding Loan Acquisition Trust, Series 2003-C1, Class 1A5, 3.42%, 2/25/15	330,261
4,002	CIT Marine Trust, Series 1999-A, Class A4, 6.25%, 11/15/19	4,021
147,998	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A5, 5.01%, 11/25/34(a)	152,011
2,658,665	Coast Savings & Loan Assoc., Series 1992-1, Class A, 2.75%, 7/25/22(a)	2,681,276
59,710	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%, 11/25/16(a)	61,626
40,453	Countrywide Home Equity Loan Trust, Series 2004-C, Class C, 0.37%, 1/15/34(a)	37,247
817,509	Fremont Home Loan Trust, Series 2004-3, Class M5, 2.03%, 11/25/34(a)	89,474
753,431	GSAMP Trust, Series 2005-HE4, Class M1, 0.61%, 7/25/45(a)	747,807
3,005	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(a)	3,010
199,680	Master Specialized Loan Trust, Series 2005-2, Class A2, 5.01%, 7/25/35(a)	200,471
725,501	Nations Equipment Finance Funding LLC, Series 2013-1A, Class A, 1.70%, 11/20/16(c)	725,501
487,757	Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class AF6, 4.65%, 9/25/34(a)	489,530
89,312	RAAC, Series 2006-RP1, Class A3, 0.46%, 10/25/45(a)(c)	88,098

Principal
Amount	Security Description	Value

Asset Backed Securities, continued:
$415,393	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32	$406,891
187,309	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.75%, 9/25/33(a)	101,153
353,741	Residential Asset Mortgage Products, Inc., Series 2003-RZ4, Class A7, 4.79%, 6/25/33(a)	361,948
37,050	Residential Asset Securitization Trust, Series 2001-KS2, Class AI6, 6.49%, 10/25/30(a)	37,115
162,410	Residential Funding Mortgage Securities, Series 2003-HS2, Class AI4, 3.87%, 7/25/33(a)	161,687
118,700	Saxon Asset Securities Trust, Series 2003-3, Class AF6, 4.85%, 12/25/33(a)	120,433
408,463	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 6.23%, 5/25/35(a)	259,579
Total Asset Backed Securities		11,865,879

Mortgage Backed Securities† (26.8%)
Alt-A - Adjustable Rate Mortgage Backed Securities (1.6%)
250,068	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 2.48%, 2/25/36(a)	169,951
20,313	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 4.38%, 7/25/35(a)	16,024
55,919	Countrywide Alternative Loan Trust, Series 2005-24, Class 1A1, 1.44%, 7/20/35(a)	45,397
4,806	Deutsche Mortgage Securities, Inc., Series 2006-ABR, Class A1B1, 0.26%, 10/25/36(a)	2,827
261,295	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 4.82%, 10/25/33(a)	272,544
44,976	Deutsche Mortgage Securities, Inc., Series 2004-5, Class A3, 5.59%, 7/25/34(a)	47,736
16,241	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1A, 6.00%, 10/25/36(a)	12,544
51,002	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 2.20%, 9/25/34(a)	49,729
949,102	JPMorgan Re-REMIC, Series 2009-7, Class 2A1, 6.00%, 2/27/37(a)(c)	977,606
35,753	Master Adjustable Rate Mortgage Trust, Series 2004-13, Class 2A1, 2.65%, 4/21/34(a)	37,068
75,189	Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 2.89%, 8/25/35(a)	72,769
551,638	Nomura Asset Acceptance Corp., Series 2006-AF2, Class 1A3, 6.21%, 8/25/36(a)	322,296

See notes to financial statements.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
February 28, 2014
(Unaudited)

Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Adjustable Rate Mortgage Backed Securities, continued:
$155,802	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 3.22%, 9/25/34(a)	$156,146
53,699	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 3.72%, 1/25/36(a)	40,684
56,660	Residential Funding Mortgage Securities I, Inc., Series 2004-HS1, Class AI6, 3.64%, 3/25/34(a)	56,635
190,371	Structured Asset Securities Corp., Series 2004-11XS, Class 1A4A, 5.84%, 6/25/34(a)	196,291
		2,476,247
Alt-A - Fixed Rate Mortgage Backed Securities (2.0%)
40,293	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35	37,132
65,515	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36	58,480
17,310	Countrywide Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 7/25/19	17,954
84,236	Countrywide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35	76,466
50,936	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36	41,110
633	Countrywide Alternative Loan Trust, Series 2004-35T2, Class A1, 6.00%, 2/25/35	635
49,442	Countrywide Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36	40,471
52,615	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37	42,711
296,869	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	222,123
138,632	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34	144,185
158,653	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A6, 6.00%, 7/25/36	137,383
52,246	Master Alternative Loans Trust, Series 2004-3, Class 1A1, 5.00%, 3/25/19	53,771
157,138	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	160,022
195,030	Master Alternative Loans Trust, Series 2005-3, Class 4A1, 5.50%, 3/25/20	203,546
9,465	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	10,040
615,885	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	658,306
39,311	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34	40,709

Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$11,935	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34	$12,221
22,059	Residential Accredit Loans, Inc., Series 2002-QS19, Class A5, 4.20%, 12/25/32	22,015
381,442	Residential Accredit Loans, Inc., Series 2003-QS14, Class A1, 5.00%, 7/25/18	388,439
55,679	Residential Accredit Loans, Inc., Series 2004-QS13, Class CB, 5.00%, 9/25/19	57,084
230,795	Residential Accredit Loans, Inc., Series 2004-QS6, Class A1, 5.00%, 5/25/19	234,888
76,514	Residential Accredit Loans, Inc., Series 2002-QS17, Class CB1, 6.00%, 11/25/32	77,134
110,880	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 6/25/36	89,729
31,634	Residential Accredit Loans, Inc., Series 2001-QS16, Class A2, 6.25%, 11/25/31	33,369
23,704	Residential Accredit Loans, Inc., Series 2002-QS8, Class A5, 6.25%, 6/25/17	24,131
8,442	Residential Accredit Loans, Inc., Series 2001-QS18, Class A1, 6.50%, 12/25/31	8,882
20,417	Residential Asset Securitization Trust, Series 2003-A12, Class A1, 5.00%, 11/25/18	20,766
69,556	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36	45,033
84,107	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37	75,926
64,943	Wells Fargo Alternative Loan Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35	67,559
		3,102,220

Commercial Mortgage Backed Securities (2.9%)
220,000	CD Commercial Mortgage Trust, Series 2006-CD2, Class A3, 5.37%, 1/15/46(a)	225,004
694,307	Commercial Mortgage Trust, Series 2004-LB3A, Class A5, 5.43%, 7/10/37(a)	696,204
1,537,219	GMAC Commercial Mortgage Securities, Inc., Series 2004-C2, Class A4, 5.30%, 8/10/38(a)	1,552,599
264,596	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2004-C2, Class A3, 5.41%, 5/15/41(a)	264,876
676,944	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A3, 5.82%, 2/12/51	680,417
497,906	LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class A6, 5.02%, 8/15/29(a)	502,196
541,184	LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, 5.94%, 6/15/29(a)	542,844

See notes to financial statements.

CAVANAL HILL FUNDS
Short-Term Income Fund
Schedule of Portfolio Investments, Continued
February 28, 2014
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Commercial Mortgage Backed Securities, continued:
$92,706	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5, 5.13%, 1/15/41	$92,844
		4,556,984

Prime Adjustable Rate Mortgage Backed Securities (5.7%)
137,690	Adjustable Rate Mortgage Trust, Series 2004-4, Class 1A1, 2.43%, 3/25/35(a)	129,797
48,647	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 2.74%, 5/25/35(a)	45,747
408,939	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.20%, 6/25/36(a)	255,214
39,784	Bank of America Mortgage Securities, Series 2006-A, Class 2A1, 2.70%, 2/25/36(a)	33,716
17,791	Bank of America Mortgage Securities, Series 2004-E, Class 1A1, 2.70%, 6/25/34(a)	18,083
53,546	Bank of America Mortgage Securities, Series 2003-F, Class 2A1, 2.80%, 7/25/33(a)	54,147
33,351	Bank of America Mortgage Securities, Series 2003-H, Class 2A3, 2.83%, 9/25/33(a)	33,447
26,877	Bank of America Mortgage Securities, Series 2006-B, Class 2A1, 2.87%, 11/20/36(a)	22,009
41,843	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 2.43%, 10/25/35(a)	41,092
19,716	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 2.46%, 9/25/34(a)	17,540
134,937	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 2.64%, 10/25/36(a)	115,254
34,004	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 2.66%, 1/25/35(a)	34,783
118,292	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 6.37%, 3/25/31(a)	124,186
54,870	Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 5.23%, 7/25/37(a)	51,599
369,081	Citigroup Mortgage Loan Trust, Inc., Series 03-HE4, Class A, 0.57%, 12/25/33(a)	367,527
74,641	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 2.61%, 8/25/35(a)	73,160
17,393	Countrywide Home Loans, Series 2003- 60, Class 2A1, 2.54%, 2/25/34(a)	16,963
42,161	Countrywide Home Loans, Series 2003- 58, Class 2A2, 2.60%, 2/19/34(a)	42,312
119,738	Countrywide Home Loans, Series 2004- 12, Class 12A1, 2.67%, 8/25/34(a)	112,518

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$532	Countrywide Home Loans, Series 2003- 42, Class 1A1, 3.01%, 9/25/33(a)	$512
203,830	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 2.34%, 11/25/32(a)	69,508
118,065	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 2.76%, 11/25/34(a)	119,621
426,569	Credit Suisse Mortgage Capital Certificates, Series 2009-2R, Class 2A5, 2.19%, 6/26/37(a)(c)	426,108
559,144	Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.63%, 7/27/36(a)(c)	554,826
48,491	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 2.58%, 10/25/35(a)	42,639
296,275	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 2.93%, 11/19/35(a)	282,595
317,431	GS Mortgage Securities Corp., Series 2009-3R, Class 2A1, 3.08%, 7/25/35(a) (c)	315,732
126,753	GSR Mortgage Loan Trust, Series 2005- AR7, Class 2A1, 2.62%, 11/25/35(a)	123,754
108,886	GSR Mortgage Loan Trust, Series 2005- AR2, Class 1A2, 2.67%, 4/25/35(a)	100,530
49,657	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 2.72%, 12/19/35(a)	44,205
226,840	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 2.74%, 1/19/35(a)	194,121
35,370	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 2.37%, 8/25/34(a)	30,675
128,610	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 2.40%, 8/25/34(a)	126,900
13,273	Indymac Index Mortgage Loan Trust, Series 2004-AR6, Class 3A2, 2.57%, 10/25/34(a)	12,685
156,468	Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 4A2, 2.71%, 9/25/36(a)	127,764
88,776	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 2.78%, 8/25/36(a)	62,410
60,043	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 4.86%, 7/25/36(a)	55,725
10,299	JPMorgan Adjustable Rate Mortgage Trust, Series 2006-A5, Class 3A4, 2.68%, 8/25/36(a)	8,799
17,969	JPMorgan Adjustable Rate Mortgage Trust, Series 2005-A6, Class 3A2, 2.77%, 9/25/35(a)	17,854

See notes to financial statements.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
February 28, 2014
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$23,971	JPMorgan Mortgage Trust, Series 2005- A4, Class 3A1, 2.25%, 7/25/35(a)	$24,068
165,225	JPMorgan Re-REMIC, Series 2009-5, Class 2A1, 1.86%, 1/26/37(a)(c)	165,697
89,913	JPMorgan Re-REMIC, Series 2009-7, Class 8A1, 4.43%, 1/27/47(a)(c)	90,255
288,723	JPMorgan Re-REMIC, Series 2009-7, Class 5A1, 6.00%, 2/27/37(a)(c)	298,673
9,462	Master Adjustable Rate Mortgages Trust, Series 2004-9, Class 1A4, 0.76%, 11/25/34(a)	9,463
10,928	Master Seasoned Securities Trust, Series 2005-1, Class 2A1, 6.20%, 9/25/17(a)	11,287
4,511	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 2.38%, 2/25/34(a)	4,563
40,547	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 2.79%, 7/25/34(a)	40,083
54,620	MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2, 2.15%, 12/25/34(a)	56,604
1,500,000	Morgan Stanley Capital I Trust, Series 2005-HQ6, Class A3, 5.39%, 8/13/42(a)	1,544,701
493,198	Morgan Stanley Capital, Inc., Series 04- SD3, Class A, 0.62%, 6/25/34(a)(d)	488,811
119,465	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 2.61%, 8/25/34(a)	119,412
71,168	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 2.78%, 8/25/34(a)	70,284
8,152	RAAC, Series 2004-SP2, Class A1, 5.92%, 1/25/17(a)	8,261
30,301	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 1A2, 2.38%, 12/25/35(a)	28,480
151,318	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 1A, 2.44%, 6/25/34(a)	150,970
101,362	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 2.47%, 11/25/34(a)	93,473
110,031	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 2.50%, 12/25/34(a)	102,974
6,910	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 2.50%, 2/25/34(a)	6,999
556,972	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 1A1, 2.57%, 4/25/34(a)	555,104
43,878	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 2.46%, 12/27/35(a)	34,533
66,755	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 2.45%, 7/25/33(a)	67,031

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$107,567	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.27%, 8/20/35(a)	$63,516
5,880	Washington Mutual, Series 2006-AR8, Class 1A1, 2.40%, 8/25/46(a)	5,087
27,824	Washington Mutual, Series 2004-AR3, Class A2, 2.44%, 6/25/34(a)	28,367
27,718	Washington Mutual Mortgage Pass- Through Certificates, Series 2004-AR10, Class A1B, 0.61%, 7/25/44(a)	25,820
199,693	Washington Mutual Mortgage Pass- Through Certificates, Series 2006-AR14, Class 1A1, 2.06%, 11/25/36(a)	173,970
32,923	Washington Mutual Mortgage Pass- Through Certificates, Series 2006-AR10, Class 1A2, 2.36%, 9/25/36(a)	29,252
124,918	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR1, Class 1A1, 2.61%, 2/25/35(a)	126,457
37,733	Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A1, 2.62%, 6/25/34(a)	38,474
13,320	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A4, 2.62%, 4/25/36(a)	12,656
22,500	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR9, Class 3A1, 2.64%, 6/25/34(a)	22,923
26,757	Wells Fargo Mortgage Backed Securities Trust, Series 2004-I, Class 1A1, 2.64%, 7/25/34(a)	27,145
64,943	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 1A1, 2.65%, 8/25/33(a)	66,632
17,725	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 3A1, 2.70%, 12/25/34(a)	18,041
		8,916,123
Prime Fixed Mortgage Backed Securities (2.2%)
2,860	Bank of America Funding Corp., Series 2003-2, Class 2A1, 6.00%, 6/25/17	2,931
12,140	Chase Mortgage Finance Corp., Series 2004-S1, Class A3, 5.50%, 2/25/19	12,420
210,152	Citigroup Mortgage Loan Trust, Inc., Series 2009-5, Class 6A1, 6.00%, 2/25/37(c)	215,477
337	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA1, 6.50%, 6/25/16	343
66,156	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31	69,622
258,200	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2, 6.75%, 8/25/34	277,755
25,210	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34	26,979

See notes to financial statements.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
February 28, 2014
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$152,273	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 5A1, 5.00%, 10/25/19	$153,908
4,143	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 7A1, 5.00%, 9/25/15	4,151
968	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 4A4, 5.50%, 12/25/34	978
33,299	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 1A1, 5.75%, 2/25/34	34,116
263,417	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A11, 6.00%, 10/25/33	268,354
120,048	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	121,572
56,136	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33	58,959
180,916	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32	68,882
94,110	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32	103,262
76,965	First Horizon Alternative Mortgage Securities, Series 2006-FA5, Class A3, 6.25%, 8/25/36	65,575
47,576	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	48,386
121,840	GSR Mortgage Loan Trust, Series 2003- 3F, Class 2A1, 4.50%, 4/25/33	118,666
64,160	GSR Mortgage Loan Trust, Series 2005- 8F, Class 7A1, 5.50%, 10/25/20	65,920
68,297	GSR Mortgage Loan Trust, Series 2005- 8F, Class 3A4, 6.00%, 11/25/35	61,592
182,720	JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37(c)	191,749
38,295	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36	32,855
28,394	Master Asset Securitization Trust, Series 2003-8, Class 2A1, 4.50%, 9/25/18	29,184
192,068	Master Asset Securitization Trust, Series 2003-11, Class 10A1, 5.00%, 12/25/18	197,081
39,230	Master Asset Securitization Trust, Series 2002-8, Class 1A2, 5.25%, 12/25/17	40,118
16,404	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	16,922
22,122	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	23,491
14,289	Prime Mortgage Trust, Series 2004-CL1, Class 2A1, 5.00%, 2/25/19	14,498
23,115	Prime Mortgage Trust, Series 2005-2, Class 1A3, 5.25%, 7/25/20	23,441

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$603	Residential Asset Mortgage Products, Inc., Series 2004-SL2, Class A1, 6.50%, 10/25/16	$608
3,937	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	4,036
36,118	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35	35,380
50,010	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32	52,458
227,723	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	227,843
199,890	Structured Asset Securities Corp., Series 2004-20, Class 4A1, 6.00%, 11/25/34	205,776
2,000	Structured Mortgage Asset Residential Trust, Series 1992-12B, Class G, 7.60%, 1/25/24	2,064
29,510	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	29,455
13,459	Washington Mutual, Series 2003-S13, Class 21A1, 4.50%, 12/25/18	13,744
10,551	Washington Mutual, Series 2003-S7, Class A1, 4.50%, 8/25/18	10,678
1,410	Washington Mutual, Series 2002-S8, Class 2A7, 5.25%, 1/25/18	1,414
32,534	Washington Mutual Mortgage Pass- Through Certificates, Series 2003-MS5, Class 1A1, 5.00%, 3/25/18	33,466
328,820	Washington Mutual Mortgage Pass- Through Certificates, Series 2004-CB1, Class 5A, 5.00%, 6/25/19	338,843
122,551	Washington Mutual Mortgage Pass- Through Certificates, Series 2004-CB4, Class 22A, 6.00%, 12/25/19	128,884
		3,433,836
U.S. Government Agency Mortgage Backed Securities (12.4%)
2,564,965	Fannie Mae, Series 2013-68, Class NA, 1.00%, 3/25/42	2,410,385
75,431	Fannie Mae, 2.00%, 1/1/35, Pool #805386(a)	80,522
1,378,461	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	1,311,365
475,380	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	466,194
961,699	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(a)	957,907
21,607	Fannie Mae, 2.31%, 6/1/32, Pool #725286(a)	23,062
68,287	Fannie Mae, 2.42%, 2/1/30, Pool #556998(a)	73,380
37,071	Fannie Mae, 2.44%, 12/1/22, Pool #303247(a)	37,690
617,132	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	624,937

See notes to financial statements.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
February 28, 2014
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$4,655,850	Fannie Mae, Series 2013-50, Class BE, 2.50%, 8/25/42	$4,624,046
26,344	Fannie Mae, 3.00%, 7/1/27, Pool #123496(a)	26,388
633,666	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	659,190
1,028,376	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	1,060,748
1,133,403	Fannie Mae, Series 2012-38, Class AG, 3.00%, 2/25/39	1,146,577
2,351	Fannie Mae, Series 2004-90, Class XN, 4.35%, 3/25/34	2,389
66,156	Fannie Mae, Series 2001-W4, Class AF6, 5.61%, 1/25/32(a)	68,774
9,073	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	9,962
30,518	Fannie Mae, Series 2001-W1, Class AF6, 6.90%, 7/25/31(a)	35,889
452	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	526
2,526	Fannie Mae, Series 1993-250, Class Z, 7.00%, 12/25/23	2,601
1,704	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	1,944
6,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	6,910
22,285	Fannie Mae Whole Loan, Series 2001- W2, Class AF6, 6.59%, 10/25/31(a)	24,290
898,858	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	861,743
2,594	Freddie Mac, 1.63%, 3/1/17, Pool #350044(a)	2,693
17,470	Freddie Mac, 1.92%, 4/1/36, Pool #1N0148(a)	18,582
1,506,212	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	1,510,536
437,177	Freddie Mac, Series 3890, Class BA, 2.50%, 11/15/40	445,632
798,656	Freddie Mac, Series 3724, Class NE, 3.00%, 7/15/38	821,731
382,153	Freddie Mac, Series 4017, Class MA, 3.00%, 3/15/41	380,698
110,252	Freddie Mac, 4.00%, 9/1/33, Pool #N31025	114,275
23,375	Freddie Mac, Series 3238, Class LN, 4.50%, 6/15/35	23,575
457	Freddie Mac, Series 1599, Class C, 6.10%, 10/15/23	458
17,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	18,577
12,774	Freddie Mac, Series 180, Class H, 6.50%, 9/15/21	13,874
1,090	Freddie Mac, Series 1568, Class D, 6.75%, 8/15/23	1,092
6,856	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21	7,559
5,193	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21	5,785

Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$931	Freddie Mac, Series 139, Class G, 7.00%, 4/15/21	$1,044
3,331	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23	3,681
2,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26	2,289
6,826	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	7,804
4,687	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22	5,348
10,583	Government National Mortgage Assoc., 1.63%, 1/20/23, Pool #8123(a)	11,016
5,346	Government National Mortgage Assoc., 1.63%, 3/20/26, Pool #8832(a)	5,565
6,796	Government National Mortgage Assoc., 1.63%, 12/20/27, Pool #80141(a)	7,088
6,207	Government National Mortgage Assoc., 1.63%, 3/20/29, Pool #80263(a)	6,461
11,020	Government National Mortgage Assoc., 1.63%, 11/20/29, Pool #876947(a)	11,356
34,527	Government National Mortgage Assoc., 1.63%, 5/20/34, Pool #80916(a)	35,876
10,530	Government National Mortgage Assoc., 2.00%, 1/20/25, Pool #8580(a)	10,926
821,104	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	782,079
6,774	Government National Mortgage Assoc., 2.50%, 12/20/18, Pool #8437(a)	7,114
5,960	Government National Mortgage Assoc., 2.50%, 12/20/21, Pool #8889(a)	6,167
14,594	Government National Mortgage Assoc., 2.50%, 1/20/25, Pool #8585(a)	15,133
394,547	Government National Mortgage Assoc., Series 2012-14, Class PE, 3.00%, 11/20/40	407,034
1,479	Government National Mortgage Assoc., 4.00%, 2/20/16, Pool #8103(a)	1,559
176	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	199
218	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	242
91	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	102
522	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	555
		19,211,124
Total Mortgage Backed Securities		41,696,534

Corporate Bonds (9.2%)
Banking (1.5%)
2,250,000	JPMorgan Chase & Co., 1.88%, 3/20/15, MTN	2,280,757
Beverages (3.2%)
2,250,000	Anheuser-Busch InBev NV, 4.13%, 1/15/15	2,321,663
2,853,000	Bottling Group LLC, 6.95%, 3/15/14	2,860,505
		5,182,168

See notes to financial statements.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
February 28, 2014
(Unaudited)

Principal
Amount	Security Description	Value
Corporate Bonds, continued:
Computers & Peripherals (1.1%)
$1,650,000	Cisco Systems, Inc., 2.90%, 11/17/14	$1,679,910
Diversified Financial Services (0.4%)
545,000	General Electric Capital Corp., 1.63%, 7/2/15	553,774
Financial Services (1.1%)
500,000	American Express Credit Corp., 1.75%, 6/12/15, MTN	508,183
300,000	BP Capital Markets PLC, 3.63%, 5/8/14	301,757
2,000,000	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12, MTN (e)	480,000
500,000	Preferred Term Securities IX, 2.05%, 4/3/33, Callable 5/2/14 @ 100 *(a)(b)	312,500
329,006	Preferred Term Securities V, 2.35%, 4/3/32, Callable 5/2/14 @ 100 *(a)(c)	82,251
406,542	Preferred Term Securities XXIII, 0.08%, 12/22/36 (b)(f )	6,098
		1,690,789
Insurance (0.7%)
1,000,000	MetLife Global Funding I, 1.70%, 6/29/15 (c)	1,014,331
Internet (0.9%)
1,393,000	Ebay, Inc., 1.35%, 7/15/17	1,396,385
Real Estate Investment Trusts (0.3%)
500,000	Arden Realty LP, 5.25%, 3/1/15, Callable 12/1/14 @ 100 *	517,583
Total Corporate Bonds		14,315,697

Municipal Bonds (2.2%)
Alabama (0.1%)
110,000	Birmingham Alabama Special Care Facilities Financing Authority Health Care Facility Revenue, 5.75%, 6/1/29, Callable 6/1/14 @ 100, Insured by: GTY*	111,465
Florida (1.6%)
900,000	Florida State Board of Public Education, GO, Series A, 5.00%, 6/1/31, Callable 6/1/14 @ 101*	919,484
590,000	Florida State Board of Public Education, GO, Series C, 5.00%, 6/1/34, Callable 6/1/14 @ 101, Insured by: AMBAC, State Guaranteed*	602,774
500,000	St. Lucie County Florida School Board Certificate of Participation, Series B, 5.00%, 3/1/21, Callable 3/1/14 @ 100, Insured by: NATL-RE*	500,000
430,000	St. Luice County Florida School Board Certificate of Participation, Series A, 4.75%, 7/1/30, Callable 7/1/14 @ 100, Insured by: AGM*	436,343
		2,458,601
100,000	Metropolitan St.Louis Missouri Sewer District Wastewater System Revenue, Series A, 5.00%, 5/1/34, Callable 5/1/14 @ 100, Insured by: NATL-RE*	100,754

Shares or
Principal
Amount	Security Description	Value
Municipal Bonds, continued:
Oklahoma (0.2%)
$200,000	Oklahoma County Finance Authority Educational Facilities, Lease Revenue, 4.00%, 3/1/14	$200,020
230,000	Oklahoma State Capitol Improvement Authority State Facilities Revenue, Series B, 2.03%, 7/1/14	230,890
		430,910
Texas (0.2%)
250,000	Lubbock Texas, GO, 5.13%, 2/15/24, Callable 2/15/15 @ 100, Insured by: AGM*	261,613
Total Municipal Bonds		3,363,343

U.S. Government Agency Securities (6.2%)
Fannie Mae
1,500,000	1.01%, 12/10/18, Callable 6/10/14 @ 100 *(d)	1,501,883
Fannie Mae Strips
1,000,000	12.14%, 11/15/16 (f )	976,419
Federal Home Loan Bank
750,000	1.00%, 1/30/19, Callable 4/30/14 @ 100 *(d)	749,801
500,000	Series 0001, 1.00%, 1/30/19, Callable 4/30/14 @ 100 *(d)	500,364
1,000,000	1.00%, 2/12/19, Callable 5/12/14 @ 100 *(d)	999,678
1,000,000	Series 0003, 1.50%, 1/30/19, Callable 4/30/14 @ 100 *(d)	1,001,694
		3,251,537
Federal Home Loan Mortgage Corp.
459,153	Series 3819, 4.00%, 8/15/39	476,785
Freddie Mac
3,500,000	1.00%, 9/29/17	3,492,818
Total U.S. Government Agency Securities		9,699,442

U.S. Treasury Obligations (42.1%)
U.S. Treasury Notes
12,000,000	0.25%, 5/15/15	12,013,128
15,000,000	0.25%, 9/15/15	15,007,620
3,000,000	0.75%, 12/31/17	2,962,500
10,000,000	0.88%, 11/30/16	10,074,220
2,000,000	0.88%, 7/31/19	1,916,250
5,000,000	1.00%, 10/31/16	5,056,250
10,000,000	1.25%, 3/15/14	10,004,706
8,000,000	2.00%, 4/30/16	8,276,248
		65,310,922
Total U.S. Treasury Obligations		65,310,922

Investment in Affiliates (6.3%)
9,808,566	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(g)	9,808,566
Total Investment in Affiliates		9,808,566

Total Investments (Cost $160,225,084) (h) — 100.4%		156,060,383
Liabilities in excess of other assets — (0.4)%		(567,322)
Net Assets — 100.0%		$155,493,061

See notes to financial statements.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Concluded
February 28, 2014
(Unaudited)

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2014.
(b)
Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At February 28, 2014, illiquid securities were 0.5% of the Fund’s net assets.

(c)
Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 28, 2014.
(e)	Issuer has defaulted on the payment of interest.
(f )	Rate represents the effective yield at purchase.
(g)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2014.
(h)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†
Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
GO	General Obligation
GTY	Guarantor Agreement
MTN	Medium Term Note
NATL-RE	National Public Finance Guarantee Corp.
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to financial statements.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments
February 28, 2014
(Unaudited)

Principal Amount	Security Description	Value

Asset Backed Securities (6.6%)
$580,829	Aegis Asset Backed Securities Trust, Series 2004-4, Class A1, 0.52%, 10/25/34(a)	$568,278
700,539	Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.40%, 12/23/37(a)(b)	42,032
922,120	Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37(b)	55,327
296,933	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(a)	297,276
28,549	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34(a)	29,668
138,067	Castle Trust, Series 2003-1A, Class A2, 5.36%, 5/15/27(c)	138,153
797,147	Renaissance Home Equity Loan Trust, Series 2004-2, Class AF4, 5.39%, 7/25/34(a)	812,733
124,873	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.75%, 9/25/33(a)	67,435
276,697	Residential Funding Mortgage Securities II, Inc., Series 2005-HI2, Class A5, 5.08%, 5/25/35(a)	282,031
Total Asset Backed Securities		2,292,933

Mortgage Backed Securities† (21.4%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.1%)
33,996	Residential Funding Mortgage Securities I, Inc., Series 2004-HS1, Class AI6, 3.64%, 3/25/34(a)	33,981
Alt-A - Fixed Rate Mortgage Backed Securities (6.1%)
47,186	Bank of America Alternative Loan Trust, Series 2005-9, Class 5A1, 5.50%, 10/25/20	47,072
136,289	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	124,440
51,080	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35	49,968
118,717	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A6, 5.50%, 5/25/35	14,780
39,256	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34	40,167
50,848	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1, 6.00%, 2/25/34	51,932
156,247	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	116,907
156,971	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.27%, 6/25/36(a)	127,629
3,032	First Horizon Mortgage Pass-Through Trust, Series 2005-8, Class 2A1, 5.25%, 2/25/21	3,045
34,859	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34	35,923

Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$33,615	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19	$34,059
62,499	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34	66,460
32,984	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	33,590
123,409	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	128,982
51,658	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	54,307
16,212	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33	17,075
55,052	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34	57,292
64,078	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34	65,725
76,420	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.85%, 2/25/35(a)	78,463
118,322	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35(a)	112,587
60,970	Nomura Asset Acceptance Corp., Series 2005-WF1, Class 2A5, 5.16%, 3/25/35(a)	62,415
124,982	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36(a)	70,953
71,207	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 7.00%, 10/25/40(a) (c)	68,077
24,027	Residential Accredit Loans, Inc., Series 2003-QS1, Class A1, 5.00%, 1/25/33	24,302
26,107	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18	26,779
37,745	Residential Accredit Loans, Inc., Series 2005-QS2, Class A1, 5.50%, 2/25/35	37,466
133,932	Residential Accredit Loans, Inc., Series 2004-QS2, Class CB, 5.75%, 2/25/34	143,413
42,499	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.75%, 12/25/21	41,266
5,874	Residential Accredit Loans, Inc., Series 2002-QS19, Class A8, 6.00%, 12/25/32	5,888
39,730	Residential Asset Loans, Inc., Series 2006- QS5, Class A9, 6.00%, 5/25/36	32,676
63,089	Residential Asset Loans, Inc., Series 2006- QS12, Class 1A2, 6.50%, 9/25/36	47,131
90,121	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35	79,050
135,593	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36	125,844
135,113	Washington Mutual Mortgage Pass- Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35	113,906
		2,139,569

See notes to financial statements.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued
February 28, 2014
(Unaudited)

Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities (5.0%)
$28,750	Bank of America Funding Corp., Series 2004-B, Class 5A1, 2.80%, 11/20/34(a)	$27,635
13,539	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 2.53%, 10/25/33(a)	13,831
52,174	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 2.86%, 11/25/34(a)	51,471
59,888	Countrywide Home Loans, Series 2004-2, Class 2A1, 2.50%, 2/25/34(a)	57,759
66,521	Countrywide Home Loans, Series 2004-12, Class 12A1, 2.67%, 8/25/34(a)	62,510
61,051	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 2.51%, 4/25/37(a)	43,738
19,345	JPMorgan Mortgage Trust, Series 2006- A2, Class 2A1, 2.60%, 4/25/36(a)	17,479
98,555	JPMorgan Mortgage Trust, Series 2006- A6, Class 1A4L, 2.63%, 10/25/36(a)	82,945
665,000	JPMorgan Mortgage Trust, Series 2005- A6, Class 3A3, 2.77%, 9/25/35(a)	616,980
173,438	JPMorgan Mortgage Trust, Series 2005- A1, Class 3A4, 3.48%, 2/25/35(a)	176,651
3,416	Merrill Lynch Mortgage Investors Trust, Series 2005-A8, Class A1C1, 5.25%, 8/25/36(a)	3,417
8,152	RAAC, Series 2004-SP2, Class A1, 5.92%, 1/25/17(a)	8,261
374,948	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-6XS, Class A4, 0.80%, 3/25/35(a)	364,488
179,843	Structured Mortgage Loan, Series 2004- 3AC, Class A1, 2.37%, 3/25/34(a)	180,105
53,784	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.27%, 8/20/35(a)	31,758
5,000	Wells Fargo Mortgage Backed Securities Trust, Series 2004-E, Class A1, 4.87%, 5/25/34(a)	5,041
		1,744,069
Prime Fixed Mortgage Backed Securities (2.8%)
71,526	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.06%, 9/25/35(a)	73,209
12,439	Bank of America Mortgage Securities, Series 2003-9, Class 3A1, 5.00%, 12/25/18	12,564
25,047	Bank of America Mortgage Securities, Series 2004-8, Class 3A1, 5.25%, 10/25/19	25,722
4,047	Chase Mortgage Finance Corp., Series 2004-S1, Class A3, 5.50%, 2/25/19	4,140
36,590	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37	35,826
21,902	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	22,210
28,490	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34	30,858

Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$6,836	Countrywide Alternative Loan Trust, Series 2003-12CB, Class 2A1, 5.00%, 7/25/18	$6,980
43,338	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	43,564
35,992	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	37,112
48,781	Countrywide Home Loans, Series 2003- 40, Class A5, 4.50%, 10/25/18	49,971
15,383	Countrywide Home Loans, Series 2004- J6, Class 1A2, 5.25%, 8/25/24	15,402
38,279	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35	35,560
27,042	Countrywide Home Loans, Series 2002-22, Class A20, 6.25%, 10/25/32	28,218
18,330	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 2/25/19	18,738
90,388	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33	95,822
49,955	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 8A1, 6.00%, 11/25/18	51,642
31,467	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	31,867
6,696	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19	6,836
2,607	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32	2,701
11,131	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	11,483
76,040	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	80,101
8,713	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34	9,179
145,826	Residential Asset Mortgage Products, Inc., Series 2005-SL2, Class A3, 7.00%, 2/25/32	150,765
2,596	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	2,661
21,654	Residential Funding Mortgage Securities I, Inc., Series 2003-S12, Class 2A1, 4.00%, 12/25/32	22,079
13,885	Residential Funding Mortgage Securities I, Inc., Series 2004-S5, Class 2A1, 4.50%, 5/25/19	14,249
28,256	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	28,270
11,484	Structured Asset Securities Corp., Series 2002-3, Class A4, 6.40%, 3/25/32	11,829
1,734	Structured Asset Securities Corp., Series 2002-6, Class 1A5, 6.50%, 4/25/32	1,735

See notes to financial statements.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued
February 28, 2014
(Unaudited)

Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$442	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30	$447
25,062	Washington Mutual Mortgage Pass- Through Certificates, Series 2003-S6, Class 2A3, 4.75%, 7/25/18	25,796
5,022	Washington Mutual Mortgage Pass- Through Certificates, Series 2003-S11, Class 1A, 5.00%, 11/25/33	5,251
2,361	Washington Mutual MSC Mortgage Pass- Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	2,481
31,930	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7, Class A48, 6.00%, 6/25/37	1,353
		996,621
U.S. Government Agency Mortgage Backed Securities (7.4%)
320,621	Fannie Mae, Series 2013-68, Class NA, 1.00%, 3/25/42	301,299
229,744	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	218,561
1,753	Fannie Mae, Series 1992-45, Class F, 2.18%, 4/25/22(a)	1,841
237,690	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	233,098
384,681	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(a)	383,165
10,300	Fannie Mae, 2.30%, 9/1/33, Pool #739372(a)	10,931
16,252	Fannie Mae, 2.48%, 1/1/37, Pool #906675(a)	17,389
308,566	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	312,470
14,092	Fannie Mae, 2.63%, 7/1/23, Pool #224951(a)	15,019
257,094	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	265,188
21,201	Fannie Mae, Series 2005-48, Class MD, 5.00%, 4/25/34	22,112
548	Fannie Mae, 6.00%, 4/1/35, Pool #735503	617
10,453	Fannie Mae, Series 1989-52, Class G, 6.00%, 8/25/19	11,121
20	Fannie Mae, Series 2002-27, Class GC, 6.00%, 5/25/17	20
5,809	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	6,326
4,720	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	5,341
24,375	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42	28,356
1,415	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31	1,653
7,237	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	8,242
5,070	Fannie Mae, Series G-32, Class L, 8.00%, 10/25/21	5,731
798	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	902

Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$3,047	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	$3,452
1,228	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	1,371
1,417	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	1,615
696	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	795
224,715	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	215,436
608	Freddie Mac, Series 1222, Class P, 2.28%, 3/15/22(a)	637
63,276	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	64,799
42,235	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	43,787
57,584	Freddie Mac, 5.18%, 8/1/34, Pool #755230(a)	62,198
2,308	Freddie Mac, Series 2419, Class QL, 5.50%, 3/15/17	2,449
11,143	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21	11,766
6,000	Freddie Mac, Series 2470, Class LL, 6.00%, 7/15/32	6,712
8,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	8,742
8,604	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21	9,619
8,545	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22	9,637
5,984	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24	6,801
18	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	18
3,179	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21	3,590
6,665	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26	7,682
2,444	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21	2,759
11,522	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	13,118
16,158	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	18,474
2,069	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21	2,302
1,987	Freddie Mac, 9.00%, 5/1/16, Pool #170164	2,090
2,209	Freddie Mac, 9.00%, 6/1/16, Pool #170171	2,332
2,684	Freddie Mac, 9.00%, 9/1/16, Pool #170192	2,841
2,319	Freddie Mac, 9.50%, 6/1/16, Pool #274005	2,330
175,951	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	167,588

See notes to financial statements.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued
February 28, 2014
(Unaudited)

Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$8,862	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	$9,010
245	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	286
3,634	Government National Mortgage Assoc., Series 1996-20, Class D, 7.50%, 9/16/26	4,175
406	Government National Mortgage Assoc., 8.00%, 2/15/22, Pool #319029	407
5,137	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	5,424
1,714	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	1,945
263	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	301
785	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	894
3,276	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	3,712
13,759	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	15,753
12,061	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	13,551
678	Government National Mortgage Assoc., 10.00%, 2/15/19, Pool #269976	693
		2,580,473
Total Mortgage Backed Securities		7,494,713

Corporate Bonds (13.7%)
Beverages (1.3%)
200,000	Anheuser-Busch InBev NV, 5.00%, 4/15/20	227,662
235,000	PepsiCo, Inc., 3.13%, 11/1/20	241,886
		469,548
Computers & Peripherals (1.2%)
400,000	Hewlett-Packard Co., 3.00%, 9/15/16	418,329
Financial Services (6.7%)
500,000	JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23 (c)	515,553
500,000	Preferred Term Securities IX, 2.05%, 4/3/33, Callable 5/2/14 @ 100 *(a)(b)	312,500
500,000	Preferred Term Securities XI, Class B-1, 1.84%, 9/24/33, Callable 5/2/14 @ 100 *(a)(b)	297,500
973,987	Preferred Term Securities XX, Class B-2, 0.69%, 3/22/38, Callable 4/10/14 @ 100 *(a)(c)	594,132
406,542	Preferred Term Securities XXIII, 0.08%, 12/22/36 (b)(d)	6,098
1,216,022	Preferred Term Securities XXVI, Series B-2, 0.80%, 9/22/37, Callable 4/14/14 @ 100 *(a)(c)	608,012
		2,333,795
IT Services (1.1%)
400,000	IBM Corp., 1.63%, 5/15/20	381,991
Oil-Integrated Companies (1.1%)
400,000	BP Capital Markets PLC, 2.75%, 5/10/23	374,802

Principal
Amount	Security Description	Value

Corporate Bonds, continued:
Security Brokers & Dealers (2.2%)
$300,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	$333,981
1,100,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (e)	220
365,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	430,219
		764,420

Telecommunications (0.1%)
50,000	Qwest Corp., Series MBIA, 6.88%, 9/15/33, Callable 5/2/14 @ 101 *	50,444
Total Corporate Bonds		4,793,329

Taxable Municipal Bonds (1.2%)
Illinois (0.7%)
250,000	Illinois State, GO, Series B, 3.65%, 4/1/20	247,862
Missouri (0.5%)
165,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Callable 10/1/19 @ 100*	172,983
Total Taxable Municipal Bonds		420,845

U.S. Government Agency Securities (10.4%)
Fannie Mae
500,000	1.00%, 4/17/28, Callable 4/17/14 @ 100 *(f )	466,665
Fannie Mae Strips
1,000,000	12.14%, 11/15/16 (d)	976,418
Federal Home Loan Bank
400,000	1.00%, 12/27/23, Callable 3/27/14 @ 100 *(f )	396,844
250,000	1.00%, 1/30/19, Callable 4/30/14 @ 100 *(f )	249,934
150,000	Series 0001, 1.00%, 1/30/19, Callable 4/30/14 @ 100 *(f )	150,109
250,000	1.00%, 2/12/19, Callable 5/12/14 @ 100 *(f )	249,920
350,000	Series 0003, 1.50%, 1/30/19, Callable 4/30/14 @ 100 *(f )	350,593
800,000	2.79%, 2/19/21, Callable 2/19/15 @ 100 *	804,590
		2,201,990
Total U.S. Government Agency Securities		3,645,073

U.S. Treasury Obligations (35.8%)
U.S. Treasury Bonds
250,000	3.00%, 5/15/42	223,906
275,000	4.25%, 11/15/40	310,277
		534,183
U.S. Treasury Inflation Index Notes
844,000	0.13%, 1/15/23	832,838
U.S. Treasury Notes
1,500,000	0.25%, 4/30/14	1,500,410
1,500,000	0.25%, 9/15/15	1,500,762
2,000,000	1.00%, 10/31/16	2,022,501
1,000,000	1.00%, 11/30/19	956,562
1,500,000	1.38%, 6/30/18	1,505,742

See notes to financial statements.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Concluded
February 28, 2014
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

U.S. Treasury Obligations, continued:
U.S. Treasury Notes, continued:
$500,000	1.50%, 7/31/16	$512,305
1,000,000	1.75%, 5/31/16	1,029,688
250,000	2.00%, 11/15/21	244,922
500,000	2.13%, 5/31/15	512,090
1,000,000	2.13%, 2/29/16	1,035,625
300,000	3.63%, 2/15/20	330,867
		11,151,474
Total U.S. Treasury Obligations		12,518,495

Investment in Affiliates (11.5%)
4,027,561	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(g)	4,027,561
Total Investment in Affiliates		4,027,561

Total Investments (Cost $38,239,088) (h) — 100.6%		35,192,949
Liabilities in excess of other assets — (0.6)%		(203,939)
Net Assets — 100.0%		$34,989,010

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2014.
(b)
Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At February 28, 2014, illiquid securities were 2.0% of the Fund’s net assets.

(c)
Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

(d)	Rate represents the effective yield at purchase.
(e)	Issuer has defaulted on the payment of interest.
(f)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 28, 2014.
(g)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2014.
(h)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†
Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

GO	General Obligation

See notes to financial statements.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments
February 28, 2014
(Unaudited)

Principal
Amount	Security Description	Value

Asset Backed Securities (1.8%)
$538,876	Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.40%, 12/23/37(a)(b)	$32,333
922,120	Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37(b)	55,327
596,204	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(a)	596,894
54,244	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34(a)	56,368
145,872	Castle Trust, Series 2003-1A, Class A2, 5.36%, 5/15/27(c)	145,963
36,145	RAAC, Series 2004-SP1, Class AI4, 5.29%, 8/25/27(a)	36,148
161,315	Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31(c)	157,245
Total Asset Backed Securities		1,080,278

Mortgage Backed Securities† (30.4%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.6%)
129,633	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 2.59%, 11/25/36(a)	90,629
66,948	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.50%, 1/25/34(a)	69,910
230,387	JPMorgan Alternative Loan Trust, Series 2006-S4, Class A6, 5.71%, 12/25/36(a)	220,734
		381,273
Alt-A - Fixed Rate Mortgage Backed Securities (5.1%)
47,876	Bank of America Alternative Loan Trust, Series 2005-9, Class 1CB3, 5.50%, 10/25/35	43,532
66,405	Bank of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	57,712
81,773	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	74,664
52,236	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37	41,384
197,543	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35	179,954
364,447	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	311,762
30,986	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34	32,358
64,813	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36	54,288
405,137	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37	331,301
390,676	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36	302,799
81,000	Master Alternative Loans Trust, Series 2003-8, Class 3A1, 5.50%, 12/25/33	86,084
18,735	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25	18,900
120,412	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35	122,618

Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$188,227	Master Alternative Loans Trust, Series 2004-10, Class 5A6, 5.75%, 9/25/34	$195,571
113,387	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	120,272
154,262	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	161,228
51,658	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	54,307
62,833	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35	64,538
13,893	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33	14,580
36,424	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34	38,571
56,757	Residential Asset Loans, Inc., Series 2006- QS5, Class A9, 6.00%, 5/25/36	46,680
575,628	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35	527,307
239,434	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	199,143
		3,079,553
Commercial Mortgage Backed Securities (1.2%)
746,859	LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class A6, 5.02%, 8/15/29(a)	753,294
Prime Adjustable Rate Mortgage Backed Securities (2.4%)
468,188	Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 2.38%, 2/25/36(a)	469,067
880,000	JPMorgan Mortgage Trust, Series 2005- A6, Class 2A4, 2.78%, 8/25/35(a)	828,428
26,058	JPMorgan Mortgage Trust, Series 2006- A4, Class 3A1, 5.09%, 6/25/36(a)	23,525
82,399	MLCC Mortgage Investors, Inc., Series 2004-HB1, Class A3, 2.12%, 4/25/29(a)	81,475
20,098	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4A1, 5.31%, 6/25/36(a)	18,095
26,892	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.27%, 8/20/35(a)	15,879
		1,436,469
Prime Fixed Mortgage Backed Securities (6.3%)
31,652	Bank of America Funding Corp., Series 2005-3, Class 1A9, 5.25%, 6/25/35	32,387
26,504	Bank of America Mortgage Securities, Series 2004-7, Class 2A2, 5.75%, 8/25/34	26,799
561	Chase Mortgage Finance Corp., Series 2005-S1, Class 1A9, 5.50%, 5/25/35	577
6,230	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32	6,381
351,816	Chaseflex Trust, Series 2006-2, Class A5, 5.60%, 9/25/36(a)	340,316
66,399	Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A2, 6.25%, 6/25/36	68,879

See notes to financial statements.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued
February 28, 2014
(Unaudited)

Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$59,562	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	$60,399
58,770	Countrywide Alternative Loan Trust, Series 2005-J3, Class 2A12, 5.50%, 5/25/35	33,985
59,901	Countrywide Home Loans, Series 2003- 40, Class AS, 4.50%, 10/25/18	61,326
86,000	Countrywide Home Loans, Series 2003- 34, Class A15, 5.25%, 9/25/33	87,835
1,000	Countrywide Home Loans, Series 2003-1, Class 1A2, 5.50%, 3/25/33	1,030
112,000	Countrywide Home Loans, Series 2003- 14, Class A4, 5.50%, 6/25/33	116,306
13,700	Countrywide Home Loans, Series 2003- 28, Class A8, 5.50%, 8/25/33	14,099
8,168	Countrywide Home Loans, Series 2003-J6, Class 1A1, 5.50%, 8/25/33	8,550
305	Countrywide Home Loans, Series 2004-4, Class A24, 5.50%, 5/25/34	306
23,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34	23,794
83,114	Countrywide Home Loans, Series 2005- 12, Class 2A9, 5.50%, 5/25/35	85,839
171,391	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	172,951
28,082	Countrywide Home Loans, Series 2004- 18, Class A1, 6.00%, 10/25/34	29,926
33,730	Countrywide Home Loans, Series 2004- 21, Class A10, 6.00%, 11/25/34	35,495
288,440	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37	245,184
54,835	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 1A5, 5.50%, 12/25/34	56,578
216,053	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35	145,677
33,274	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	31,022
525	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	541
8,072	GMAC Mortgage Corp. Loan Trust, Series 2003-GH2, Class A4, 5.00%, 10/25/33(a)	8,389
93,581	JPMorgan Mortgage Trust, Series 2006- A2, Class 3A2, 5.12%, 4/25/36(a)	87,067
66,544	JPMorgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34	67,381
75,504	JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37(c)	79,235
24,550	Master Asset Securitization Trust, Series 2003-7, Class 1A1, 5.50%, 9/25/33	25,497
8,183	Master Asset Securitization Trust, Series 2003-7, Class 1A2, 5.50%, 9/25/33	8,499
11,868	Master Asset Securitization Trust, Series 2005-1, Class 5A4, 5.50%, 5/25/35	11,859

Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$12,192	Master Asset Securitization Trust, Series 2004-3, Class 5A1, 6.25%, 1/25/32	$12,399
95,396	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	100,490
13,268	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33	13,725
1,000,000	Prime Mortgage Trust, Series 2005-4, Class 2A3, 5.50%, 10/25/35	265,081
376,545	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32	380,986
1,731	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	1,774
11,361	Structured Asset Securities Corp., Series 2005-6, Class 4A1, 5.00%, 5/25/35	11,593
40,158	Structured Asset Securities Corp., Series 2004-3, Class 3A1, 5.50%, 3/25/19	41,244
78,691	Structured Asset Securities Corp., Series 2004-20, Class 5A1, 6.25%, 11/25/34	82,155
47,811	TBW Mortgage Backed Pass-Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36	19,808
703,367	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB5, 5.50%, 5/25/35	627,890
34,375	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34	36,166
212,084	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	222,875
27,063	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	27,989
17,672	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7, Class A48, 6.00%, 6/25/37	749
		3,819,033
U.S. Government Agency Mortgage Backed Securities (14.8%)
300,000	Fannie Mae, 1.63%, 10/26/15	306,436
735,179	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	699,395
475,380	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	466,194
480,851	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(a)	478,955
60,965	Fannie Mae, 2.39%, 2/1/33, Pool #683235(a)	63,551
31,179	Fannie Mae, 2.43%, 12/1/27, Pool #422279(a)	33,101
617,132	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	624,937
633,666	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	659,190
257,094	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	265,187
845,823	Fannie Mae, Series 2012-38, Class AG, 3.00%, 2/25/39	855,655

See notes to financial statements.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued
February 28, 2014
(Unaudited)

Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$215,586	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	$225,450
1,899	Fannie Mae, 4.50%, 5/1/19, Pool #761398	2,032
555	Fannie Mae, 5.00%, 3/1/18, Pool #688031	595
2,082	Fannie Mae, 5.00%, 8/1/33, Pool #730856	2,291
937	Fannie Mae, 5.00%, 7/1/35, Pool #832198	1,026
1,156	Fannie Mae, 5.50%, 2/1/33, Pool #683351	1,283
564	Fannie Mae, 5.50%, 9/1/34, Pool #725773	626
12,863	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	14,102
8,000	Fannie Mae, Series 2002-21, Class LL, 6.25%, 4/25/32	8,872
12,000	Fannie Mae, Series 1994-51, Class LL, 6.75%, 3/25/24	13,557
30,678	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	33,884
26,252	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	29,829
102,357	Fannie Mae Whole Loan, Series 2003-W6, Class 6A, 3.05%, 8/25/42(a)	106,813
45,693	Fannie Mae Whole Loan, Series 2002- W11, Class AF5, 5.48%, 11/25/32(a)	49,635
494,372	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	473,959
301,242	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	302,107
31,979	Freddie Mac, 2.25%, 4/1/24, Pool #409624(a)	32,380
765,725	Freddie Mac, Series 4009, Class PK, 2.50%, 6/15/41	777,015
127,688	Freddie Mac, Series 3879, Class NK, 3.00%, 5/15/39	131,350
142,371	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	145,798
793,777	Freddie Mac, Series 4012, Class MH, 3.00%, 11/15/40	804,243
230,609	Freddie Mac, Series 3780, Class MK, 3.50%, 10/15/40	242,843
392,217	Freddie Mac, Series 4051, Class YD, 3.50%, 3/15/41	390,897
42,235	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	43,787
9,678	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	10,576
1,358	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	1,525
8,048	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	8,968
4,271	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	4,891

Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$43,956	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	$49,838
713	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	782
3,077	Freddie Mac, Series 194, Class E, 7.00%, 9/15/21	3,264
141	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	141
12,166	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	13,852
293,252	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	279,314
199,916	Government National Mortgage Assoc., Series 2009-93, Class HG, 4.00%, 9/16/39	211,538
8,951	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	9,840
16,491	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	18,604
10,450	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	11,641
11,100	Government National Mortgage Assoc., Series 1996-20, Class J, 7.50%, 9/20/26	12,992
244	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	274
5,662	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	6,404
		8,931,419
Total Mortgage Backed Securities		18,401,041

Corporate Bonds (9.3%)
Beverages (1.5%)
400,000	Anheuser-Busch InBev NV, 5.00%, 4/15/20	455,324
425,000	PepsiCo, Inc., 3.13%, 11/1/20	437,453
		892,777
Financial Services (3.0%)
100,000	BP Capital Markets PLC, 3.63%, 5/8/14	100,586
3,000	Citigroup, Inc., 5.13%, 5/5/14	3,024
750,000	JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23 (c)	773,330
1,000,000	Preferred Term Securities IX, Series 144, 2.05%, 4/3/33, Callable 4/14/14 @ 100 *(a)(b)	625,000
500,000	Preferred Term Securities XI, Class B-1, 1.84%, 9/24/33, Callable 5/2/14 @ 100 *(a)(b)	297,500
203,271	Preferred Term Securities XXIII, 0.08%, 12/22/36 (b)(d)	3,049
		1,802,489
IT Services (0.9%)
600,000	IBM Corp., 1.63%, 5/15/20	572,986
Oil-Integrated Companies (0.9%)
600,000	BP Capital Markets PLC, 2.75%, 5/10/23	562,203

See notes to financial statements.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued
February 28, 2014
(Unaudited)

Principal
Amount	Security Description	Value

Corporate Bonds, continued:
Security Brokers & Dealers (2.3%)
$500,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	$556,635
700,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (e)	140
700,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	825,078
		1,381,853
Telecommunication Services (0.3%)
130,000	Verizon Communications, Inc., 8.75%, 11/1/18	167,001
Telecommunications (0.4%)
126,000	Qwest Corp., 6.88%, 9/15/33, Callable 4/14/14 @ 101 *	127,120
135,000	Qwest Corp., Series MBIA, 6.88%, 9/15/33, Callable 5/2/14 @ 101 *	136,199
		263,319
Total Corporate Bonds		5,642,628

Taxable Municipal Bonds (1.1%)
Illinois (0.7%)
400,000	Illinois State, GO, Series B, 3.65%, 4/1/20	396,581
Missouri (0.4%)
135,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Callable 10/1/19 @ 100*	141,531
115,000	Missouri State Housing Development Community Single Family Mortgage Revenue, 5.78%, 3/1/38, Callable 9/1/16 @ 100, Insured by: GNMA, FNMA, FHLMC*	121,281
		262,812
Total Taxable Municipal Bonds		659,393

U.S. Government Agency Securities (14.4%)
Fannie Mae
1,000,000	1.00%, 4/17/28, Callable 4/17/14 @ 100 *(f)	933,330
1,500,000	1.01%, 12/10/18, Callable 6/10/14 @ 100 *(f)	1,501,882
		2,435,212
Fannie Mae Strips
500,000	12.14%, 11/15/16 (d)	488,210
Federal Home Loan Bank
750,000	1.00%, 12/27/23, Callable 3/27/14 @ 100 *(f)	744,083
1,000,000	1.00%, 3/13/23, Callable 6/13/14 @ 100 *(a)(f)	994,988
250,000	Series 0001, 1.00%, 1/30/19, Callable 4/30/14 @ 100 *(f)	250,182
500,000	1.00%, 1/30/19, Callable 4/30/14 @ 100 *(f)	499,868
500,000	1.00%, 2/12/19, Callable 5/12/14 @ 100 *(f)	499,839
100,000	1.25%, 10/29/21, Callable 4/29/14 @ 100 *(a)(f)	95,780

Shares or
Principal
Amount	Security Description	Value

U.S. Government Agency Securities, continued:
Federal Home Loan Bank, continued:
$500,000	Series 0003, 1.50%, 1/30/19, Callable 4/30/14 @ 100 *(f)	$500,847
1,200,000	2.79%, 2/19/21, Callable 2/19/15 @ 100 *	1,206,884
		4,792,471
Freddie Mac
1,000,000	1.25%, 11/20/18, Callable 5/20/14 @ 100 *(f)	1,001,562
Total U.S. Government Agency Securities		8,717,455

U.S. Treasury Obligations (38.4%)
U.S. Treasury Bonds
2,794,000	3.00%, 5/15/42	2,502,376
925,000	4.25%, 11/15/40	1,043,660
		3,546,036
U.S. Treasury Inflation Index Notes
1,436,000	0.13%, 1/15/23	1,417,009
U.S. Treasury Notes
1,000,000	0.25%, 9/15/15	1,000,508
6,000,000	1.00%, 10/31/16	6,067,499
250,000	1.25%, 8/31/15	253,887
3,000,000	1.38%, 2/28/19	2,978,673
1,000,000	1.50%, 7/31/16	1,024,609
500,000	1.75%, 5/31/16	514,844
1,875,000	2.00%, 11/15/21	1,836,915
1,200,000	2.75%, 11/15/23	1,212,374
500,000	3.63%, 2/15/20	551,446
2,500,000	3.63%, 2/15/21	2,749,023
		18,189,778
Total U.S. Treasury Obligations		23,152,823

Investment in Affiliates (8.5%)
5,137,470	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(g)	5,137,470
Total Investment in Affiliates		5,137,470

Total Investments (Cost $65,400,911) (h) — 103.9%		62,791,088
Liabilities in excess of other assets — (3.9)%		(2,346,941)
Net Assets — 100.0%		$60,444,147

See notes to financial statements.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Concluded
February 28, 2014
(Unaudited)

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2014.
(b)
Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At February 28, 2014, illiquid securities were 1.7% of the Fund’s net assets.

(c)
Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

(d)	Rate represents the effective yield at purchase.
(e)	Issuer has defaulted on the payment of interest.
(f)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 28, 2014.
(g)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2014.
(h)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†
Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to financial statements.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments
February 28, 2014
(Unaudited)

Shares	Security Description	Value
Common Stocks (53.1%)
Aerospace & Defense (1.0%)
942	Alliant Techsystems, Inc.	$126,972
227	Arch Capital Group Ltd.(a)	12,739
1,285	General Dynamics Corp.	140,759
162	Lockheed Martin Corp.	26,293
903	Northrop Grumman Corp.	109,290
90	Precision Castparts Corp.	23,209
2,172	Raytheon Co.	212,661
132	The Boeing Co.	17,017
		668,940
Air Freight & Logistics (0.1%)
773	United Parcel Service, Inc., Class B	74,030
Airlines (0.6%)
3,289	Alaska Air Group, Inc.	284,959
1,912	American Airlines Group, Inc.(a)	70,610
217	Copa Holdings SA, Class A	29,395
2,294	Southwest Airlines Co.	51,477
		436,441
Apparel Manufacturers (0.6%)
179	Coach, Inc	8,737
5,241	Foot Locker, Inc.	218,602
1,319	NIKE, Inc., Class B	103,278
138	Ralph Lauren Corp.	22,229
1,287	VF Corp.	75,405
		428,251
Auto Manufacturers (0.3%)
11,521	Ford Motor Co.	177,308
228	General Motors Co.(a)	8,254
		185,562
Auto Parts & Equipment (0.4%)
135	Advance Auto Parts, Inc.	17,194
2,620	Gentex Corp.	82,189
406	Lear Corp.	32,967
320	O’Reilly Automotive, Inc.(a)	48,272
1,059	TRW Automotive Holdings Corp.(a)	87,177
		267,799
Automobiles (0.1%)
1,177	Thor Industries, Inc.	65,924
Banking (2.9%)
3,802	BB&T Corp.	143,716
211	Comerica, Inc	10,166
1,235	East West Bancorp, Inc.	44,077
3,974	Fifth Third Bancorp	86,216
8,157	FNB Corp.	99,434
9,107	JPMorgan Chase & Co.	517,459
1,625	KeyCorp	21,401
79	M&T Bank Corp.	9,211
3,612	PNC Financial Services Group	295,389
800	SVB Financial Group(a)	100,728
123	TCF Financial Corp.	1,983
12,168	TrustCo Bank Corp. NY	82,256
5,208	U.S. Bancorp	214,257
6,554	Wells Fargo & Co.	304,236
		1,930,529
Beverages (0.6%)
40	Beam, Inc.	3,318
289	Brown-Forman Corp., Class B	24,218
1,170	Constellation Brands, Inc., Class A(a)	94,806
1,966	Molson Coors Brewing Co., Class B	111,728

Shares	Security Description	Value
Common Stocks, continued:
Beverages, continued:
106	Monster Beverage Corp.(a)	$7,844
972	PepsiCo, Inc.	77,828
2,415	The Coca-Cola Co.	92,253
		411,995

Biotechnology (0.8%)
119	Alexion Pharmaceuticals, Inc.(a)	21,039
1,738	Amgen, Inc.	215,548
149	Biogen Idec, Inc.(a)	50,761
939	BioMarin Pharmaceutical, Inc.(a)	76,059
259	Celgene Corp.(a)	41,634
3,631	Myriad Genetics, Inc.(a)	131,479
		536,520

Broadcasting/Cable (0.5%)
335	CBS Corp., Class B	22,472
5,799	Comcast Corp., Class A	299,750
189	Time Warner Cable, Inc.	26,526
		348,748

Building Materials (0.2%)
1,828	The Valspar Corp.	136,643
Building Products (0.3%)
4,412	Owens Corning, Inc.(a)	201,893
Business Equipment & Services (0.1%)
917	Paychex, Inc.	38,294
Capital Markets (0.9%)
1,366	Federated Investors, Inc., Class B	37,428
6,608	Invesco Ltd	226,654
175	Legg Mason, Inc.	8,043
487	LPL Financial Holdings, Inc	26,142
5,374	New Mountain Finance Corp.	80,718
2,643	Raymond James Financial, Inc.	139,498
1,217	SEI Investments Co.	40,855
		559,338
Chemicals (1.2%)
663	Airgas, Inc.	71,471
621	Cytec Industries, Inc.	58,790
1,768	E.I. du Pont de Nemours & Co.	117,784
1,036	Ecolab, Inc.	111,629
4,556	Futurefule Corp.	79,047
895	Lyondellbasell Industries NV	78,832
92	Monsanto Co.	10,122
2,683	Potash Corp. of Saskatchewan, Inc.	89,316
1,233	Praxair, Inc.	160,746
75	Sigma-Aldrich Corp.	7,081
234	W.R. Grace & Co.(a)	23,714
		808,532
Commercial Services & Supplies (0.3%)
278	Cintas Corp.	16,863
1,882	Corrections Corp. of America	62,765
4,769	Knoll, Inc.	74,253
26	Stericycle, Inc.(a)	2,964
1,418	Total System Services, Inc.	43,192
91	Verisk Analytics, Inc., Class A(a)	5,798
191	Waste Management, Inc.	7,927
		213,762
Commodity Chemicals (0.4%)
1,819	Westlake Chemical Corp.	242,527
Communications Equipment (0.2%)
1,598	Harris Corp.	117,964

See notes to financial statements.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued
February 28, 2014
(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Communications Equipment, continued:
1,725	Juniper Networks, Inc.(a)	$46,127
		164,091
Computer Software & Services (1.4%)
223	Adobe Systems, Inc.(a)	15,300
4,869	EMC Corp.	128,396
191	FactSet Research Systems, Inc.	20,110
13,679	Microsoft Corp.	524,042
166	Motorola Solutions, Inc	10,989
2,223	Oracle Corp.	86,942
2,330	VeriSign, Inc.(a)	128,406
		914,185
Computers & Peripherals (1.7%)
1,382	Apple, Inc.	727,264
8,567	Cisco Systems, Inc.	186,761
3,557	Diebold, Inc.	132,996
434	International Business Machines Corp.	80,364
2,001	Lexmark International, Inc., Class A	84,322
		1,211,707
Construction & Engineering (0.4%)
2,668	AECOM Technology Corp.(a)	85,216
1,873	Jacobs Engineering Group, Inc.(a)	113,598
963	KBR, Inc.	26,598
920	Quanta Services, Inc.(a)	32,393
		257,805
Consumer Finance (0.1%)
720	American Express Co.	65,722
Consumer Products (0.7%)
569	Church & Dwight Co., Inc.	38,681
593	Colgate-Palmolive Co.	37,258
212	Snap-on, Inc.	23,780
311	The Clorox Co.	27,144
4,518	The Procter & Gamble Co.	355,386
		482,249
Containers & Packaging (0.2%)
1,247	Ball Corp.	69,284
873	Bemis Co., Inc.	34,291
167	Crown Holdings, Inc.(a)	7,518
596	Greif, Inc., Class A	29,836
		140,929
Data Processing & Outsourced Services (0.0%)
696	CoreLogic, Inc.(a)	22,690
Distribution/Wholesale (0.1%)
685	Fastenal Co	32,325
97	Genuine Parts Co.	8,545
682	LKQ Corp.(a)	19,021
144	MSC Industrial Direct Co., Inc., Class A	12,432
		72,323
Diversified Consumer Services (0.3%)
4,392	Hillenbrand, Inc.	131,233
2,515	Weight Watchers International, Inc.	53,469
		184,702
Diversified Financial Services (0.7%)
1,756	Berkshire Hathaway, Inc., Class B(a)	203,309
808	CME Group, Inc.	59,647
1,150	Goldman Sachs Group, Inc.	191,418
1,129	Leucadia National Corp.	31,544
471	Moody’s Corp	37,209
		523,127

Shares	Security Description	Value
Common Stocks, continued:
Diversified Manufacturing Operations (2.0%)
1,874	3M Co.	$252,484
14,759	Corning, Inc.	284,406
1,882	Danaher Corp.	143,954
1,263	Donaldson Co., Inc.	54,107
2,179	Honeywell International, Inc.	205,785
2,190	Johnson & Johnson	201,743
1,812	Packaging Corp. of America	132,077
		1,274,556
Diversified Telecommunication Services (0.0%)
3,848	Windstream Holdings, Inc.	30,861
Education Services (0.0%)
730	DeVry Education Group, Inc.	30,667
Electric Integrated (0.2%)
377	Integrys Energy Group, Inc.	21,591
2,368	Pepco Holdings, Inc.	48,283
796	PPL Corp.	25,703
540	Southern Co.	22,869
		118,446
Electric Utilities (0.9%)
4,912	Ameren Corp.	198,494
170	American Electric Power Co., Inc.	8,534
791	Duke Energy Corp.	56,066
2,717	Edison International	142,289
1,028	Entergy Corp.	65,607
1,502	FirstEnergy Corp.	46,232
726	Great Plains Energy, Inc.	19,072
195	Northeast Utilities	8,668
		544,962
Electrical Components & Equipment (0.3%)
150	AMETEK, Inc.	7,986
2,465	Eaton Corp. PLC	184,160
150	Hubbell, Inc., Class B	17,931
45	Rockwell Automation, Inc.	5,528
		215,605
Electronic Components/Instruments (0.7%)
1,268	Agilent Technologies, Inc.	72,188
101	Amphenol Corp., Class A	8,890
759	FLIR Systems, Inc.	25,912
1,640	L-3 Communications Holdings, Inc.	189,256
1,096	Thermo Fisher Scientific, Inc.	136,496
		432,742
Energy Equipment & Services (0.1%)
1,039	Atwood Oceanics, Inc.(a)	49,238
364	Cameron International Corp.(a)	23,318
223	Oceaneering International, Inc.	15,962
		88,518
Entertainment (0.1%)
127	Activision Blizzard, Inc.	2,457
67	Liberty Media Corp.(a)	9,190
3,119	Regal Entertainment Group, Class A	57,390
		69,037
Environmental Control (0.0%)
322	Covanta Holding Corp.	5,796
Financial Services (1.1%)
5,700	Bank of America Corp.	94,221
472	Discover Financial Services	27,083
826	Eaton Vance Corp.	31,256
640	Franklin Resources, Inc.	34,080

See notes to financial statements.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued
February 28, 2014
(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Financial Services, continued:
2,765	SLM Corp.	$66,194
1,549	T. Rowe Price Group, Inc.	125,733
3,103	The NASDAQ OMX Group, Inc.	119,124
845	Visa, Inc., Class A	190,919
154	Waddell & Reed Financial, Inc., Class A	10,734
		699,344
Food & Staples Retailing (0.4%)
298	Bunge Ltd.	23,724
3,146	CVS Caremark Corp.	230,098
		253,822
Food Products (1.2%)
258	ConAgra Foods, Inc.	7,327
609	Dean Foods Co.(a)	9,007
1,934	Flowers Foods, Inc	39,782
402	General Mills, Inc.	20,112
43	Green Mountain Coffee Roasters, Inc.	4,721
1,077	Hain Celestial Group, Inc.(a)	96,176
93	Hershey Co.	9,841
819	Hillshire Brands Co.	30,753
389	Ingredion, Inc.	25,612
150	Kellogg Co.	9,104
3,191	Mondelez International, Inc.	108,590
1,509	Nestle SA ADR	113,839
3,377	Pinnacale Foods, Inc	95,637
2,284	Snyder’s-Lance, Inc.	61,874
70	The J.M. Smucker Co.	7,001
4,647	Tyson Foods, Inc., Class A	183,323
148	Whitewave Foods Co. - A(a)	4,188
		826,887
Food Products & Services (0.8%)
1,318	Campbell Soup Co.	57,083
2,397	Hormel Foods Corp.	113,738
1,457	Safeway, Inc.	54,565
364	Sysco Corp.	13,111
6,560	The Kroger Co.	275,126
425	Whole Foods Market, Inc.	22,971
		536,594
Gas (0.2%)
131	Air Products & Chemicals, Inc.	15,893
706	Sempra Energy	66,696
1,594	UGI Corp.	71,236
		153,825
Gas Utilities (0.0%)
150	National Fuel & Gas Co	11,268
Health Care Equipment & Supplies (0.8%)
342	Baxter International, Inc	23,769
1,120	CareFusion Corp.(a)	45,393
41	Edwards Lifesciences Corp.(a)	2,860
3,744	Medtronic, Inc.	221,870
1,062	Qiagen NV(a)	23,630
202	ResMed, Inc.	8,892
1,976	St. Jude Medical, Inc.	133,024
732	The Cooper Cos., Inc.	93,850
104	Zimmer Holdings, Inc.	9,759
		563,047
Health Care Providers & Services (1.7%)
54	AmerisourceBergen Corp.	3,664
2,288	Brookdale Senior Living, Inc.(a)	76,739

Shares	Security Description	Value
Common Stocks, continued:
Health Care Providers & Services, continued:
215	Cardinal Health, Inc.	$15,379
90	Cerner Corp.(a)	5,523
179	CIGNA Corp.	14,247
3,376	Community Health System, Inc.(a)	140,138
501	Express Scripts Holding Co.(a)	37,730
943	HCA Holdings, Inc.(a)	48,282
4,198	Health Net, Inc.(a)	142,942
60	Humana, Inc.	6,748
266	Laboratory Corp. of America Holdings(a)	24,882
718	LifePoint Hospitals, Inc.(a)	38,952
355	McKesson Corp.	62,853
2,235	Omnicare, Inc.	131,641
267	Tenet Healthcare Corp.(a)	11,780
2,209	UnitedHealth Group, Inc.	170,688
2,712	VCA Antech, Inc.(a)	83,991
1,182	WellPoint, Inc.	107,077
		1,123,256
Hotels, Restaurants & Leisure (1.1%)
1,341	Bally Technologies, Inc.(a)	90,853
1,146	Brinker International, Inc.	63,030
20	Chipotle Mexican Grill, Inc.(a)	11,304
349	Hyatt Hotels Corp.(a)	18,204
2,141	Marriott International, Inc., Class A	116,106
399	Panera Bread Co.(a)	72,347
3,473	Penn National Gaming, Inc.(a)	44,628
1,461	Royal Caribbean Cruises Ltd.	77,331
3,074	Six Flags Entertainment Corp.	125,419
767	Wyndham Worldwide Corp.	55,899
451	Wynn Resorts Ltd.	109,363
		784,484
Household Durables (0.8%)
1,335	Jarden Corp.(a)	82,062
1,384	Leggett & Platt, Inc.	44,357
3,340	MDC Holdings, Inc.	104,175
85	NVR, Inc.(a)	101,320
1,658	Toll Brothers, Inc.(a)	64,679
1,137	Tupperware Brands Corp.	89,368
		485,961
Household Products (0.1%)
129	Energizer Holdings, Inc.	12,557
1,644	The Scotts Miracle-Gro Co.	93,889
		106,446
Industrial Conglomerates (0.6%)
10,099	General Electric Co.	257,222
1,232	Siemens AG ADR	164,016
		421,238
Insurance (1.8%)
15,111	Aegon NV NYS	135,244
1,710	American International Group, Inc.	85,107
1,024	Axis Capital Holdings Ltd.	45,025
372	Cincinnati Financial Corp.	17,439
66	Everest Re Group Ltd.	9,850
1,883	Fidelity National Financial, Inc., Class A	62,252
282	HCC Insurance Holdings, Inc.	12,380
398	Kemper Corp.	15,434
713	Loews Corp.	31,001
2,841	Marsh & McLennan Cos., Inc.	136,824

See notes to financial statements.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued
February 28, 2014
(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Insurance, continued:
1,489	Principal Financial Group, Inc	$67,526
2,121	Progressive Corp.	51,943
1,168	Prudential Financial, Inc.	98,789
619	StanCorp Financial Group, Inc.	40,965
2,036	The Allstate Corp.	110,473
810	The Chubb Corp.	70,859
639	Torchmark Corp.	49,529
1,111	Travelers Companies, Inc.	93,146
3,407	XL Group PLC	103,573
		1,237,359
Integrated Oil & Gas (1.7%)
3,063	Chevron Corp.	353,256
6,534	Exxon Mobil Corp.	629,029
1,855	Royal Dutch Shell PLC ADR	135,174
		1,117,459
Internet (0.8%)
1,877	eBay, Inc.(a)	110,311
2,239	Facebook, Inc., Class A(a)	153,282
252	Google, Inc., Class A(a)	306,344
		569,937
Internet & Catalog Retail (0.4%)
279	Amazon.com, Inc.(a)	101,026
344	Liberry Ventures(a)	49,023
49	Priceline.com, Inc.(a)	66,093
		216,142
Internet Software & Services (0.1%)
462	IAC/InterActiveCorp	35,819
Investment Banking & Brokerage (0.0%)
340	Lazard Ltd., Class A	15,297
Investment Companies (0.1%)
4,037	Golub Capital BDC, Inc.	75,734
IT Services (0.9%)
31	Alliance Data Systems Corp.(a)	8,838
304	Automatic Data Processing, Inc.	23,645
476	Booz Allen Hamilton Holding Corp.	10,011
3,376	Broadridge Financial Solutions, Inc.	127,478
189	Cognizant Technology Solutions Corp. (a)	19,667
3,016	Computer Sciences Corp.	190,612
904	Fidelity National Services, Inc.	50,271
1,752	Fiserv, Inc.(a)	101,704
1,121	Mastercard, Inc., Class A	87,124
		619,350
Leisure Equipment & Products (0.0%)
370	Mattel, Inc.	13,805
Life Sciences Tools & Services (0.4%)
89	BIO-RAD Laboratories, Inc.(a)	11,545
1,423	Bruker Corp.(a)	32,359
274	Charles Riv Labs International, Inc.(a)	16,278
1,429	Covance, Inc.(a)	147,987
227	Illumina, Inc.(a)	38,929
		247,098
Lodging (0.0%)
64	Las Vegas Sands Corp.	5,456
Machinery (1.0%)
293	AGCO Corp.	15,377
434	Crane Co.	30,996
818	Flowserve Corp.	66,430

Shares	Security Description	Value
Common Stocks, continued:
Machinery, continued:
115	Graco, Inc.	$8,973
638	Illinois Tool Works, Inc.	52,635
480	Kennametal, Inc.	20,995
952	Lincoln Electric Holdings, Inc.	71,371
713	McGrath Rentcorp	23,080
1,112	Oshkosh Corp.	64,307
60	Roper Industries, Inc.	8,137
1,420	Terex Corp.	63,233
1,246	Trinity Industries, Inc.	89,475
1,500	United Technologies Corp.	175,530
		690,539
Marine (0.0%)
249	Kirby Corp.(a)	26,048
Media (1.5%)
4,013	AOL, Inc.(a)	175,689
2,737	Cablevision Systems Corp.	48,171
1,829	Cinemark Holdings, Inc.	53,809
1,242	DIRECTV(a)	96,379
282	Discovery Communications, Inc., Class A(a)	23,496
526	Gannett Co., Inc.	15,649
61	Omnicom Group, Inc.	4,616
53	Scripps Networks Interactive	4,306
174	The McGraw-Hill Cos., Inc.	13,861
850	Thomson Reuters Corp.	29,189
1,868	Time Warner, Inc.	125,399
3,549	Twenty-First Century Fox, Inc.	119,033
146	Viacom, Inc., Class B	12,809
2,508	Walt Disney Co.	202,670
		925,076
Medical Equipment & Supplies (0.4%)
825	AMC Networks, Inc.(a)	62,717
126	Becton, Dickinson & Co.	14,518
25	Intuitive Surgical, Inc.(a)	11,121
891	PerkinElmer, Inc	40,380
847	Sirona Dental Systems, Inc.(a)	59,680
933	Stryker Corp.	74,863
		263,279
Metals & Mining (0.2%)
1,452	Cliffs Natural Resources, Inc.	29,084
141	Compass Minerals International, Inc.	12,034
1,768	Nucor Corp.	88,824
288	Reliance Steel & Aluminum Co.	19,953
		149,895
Multiline Retail (0.0%)
83	Dollar General Corp.(a)	4,972
195	Family Dollar Stores, Inc.	12,773
		17,745
Multi-Utilities (0.1%)
126	Consolidated Edison, Inc.	7,062
236	Dominion Resources, Inc. VA	16,378
106	DTE Energy Co.	7,607
164	Public Service Enterprise Group, Inc.	6,012
303	Xcel Energy, Inc.	9,178
		46,237
Office Services & Supplies (0.1%)
803	Avery Dennison Corp	40,005

See notes to financial statements.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued
February 28, 2014
(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Oil & Gas Drilling (0.4%)
755	Helmerich & Payne, Inc.	$74,556
6,238	Patterson-UTI Energy, Inc.	181,588
		256,144
Oil & Gas Equipment & Services (0.2%)
1,458	Baker Hughes, Inc.	92,262
334	Schlumberger Ltd.	31,062
296	Superior Energy Services, Inc.	8,759
		132,083
Oil & Gas Exploration & Production (0.8%)
3,740	ConocoPhillips	248,711
339	EOG Resources, Inc.	64,213
898	Noble Energy, Inc.	61,746
737	Range Resources Corp.	63,419
1,116	Whiting Petroleum Corp.(a)	76,680
		514,769
Oil & Gas Exploration, Production and Services (0.4%)
812	CVR Energy, Inc.	31,952
163	Dril-Quip, Inc.(a)	17,532
2,933	Murphy Oil Corp.	174,133
87	Oil States International, Inc.(a)	8,258
905	Questar Corp.	21,494
342	Southwestern Energy Co.(a)	14,138
1,180	Ultra Petroleum Corp.(a)	29,689
		297,196
Oil & Gas Refining & Marketing (0.0%)
345	Marathon Petroleum Corp.	28,980
Oil & Gas Storage and Transportation (0.4%)
3,214	Spectra Energy Corp.	119,818
3,947	The Williams Cos., Inc.	163,011
		282,829
Oil, Gas & Consumable Fuels (0.2%)
640	Cabot Oil & Gas Production	22,400
504	Dresser-Rand Group, Inc.(a)	27,382
253	Hess Corp.	20,248
454	Pbf Energy, Inc.	11,441
1,794	QEP Resources, Inc.	51,900
943	RPC, Inc.	17,361
		150,732
Oil-Integrated Companies (0.3%)
2,436	Marathon Oil Corp.	81,606
941	Occidental Petroleum Corp.	90,825
		172,431
Paper & Forest Products (0.3%)
1,073	Kimberly-Clark Corp.	118,406
1,457	MeadWestvaco Corp.	54,536
76	Plum Creek Timber Co., Inc.	3,290
		176,232
Personal Products (0.0%)
22	Nu Skin Enterprises, Inc.	1,837
Pharmaceuticals (2.4%)
978	Abbott Laboratories	38,905
2,729	Abbvie, Inc.	138,933
2,676	Bristol-Myers Squibb Co.	143,889
3,108	Eli Lilly & Co.	185,267
44	Forest Laboratories, Inc.(a)	4,293
1,653	Gilead Sciences, Inc.(a)	136,852
1,085	Hospira, Inc.(a)	46,959
219	Mallinckrodt PLC(a)	14,824

Shares	Security Description	Value
Common Stocks, continued:
Pharmaceuticals, continued:
7,202	Merck & Co., Inc.	$410,441
122	Mylan, Inc.(a)	6,780
6,706	Pfizer, Inc.	215,329
4,354	Roche Holding AG ADR	167,107
200	Salix Pharmaceuticals, Inc. Com(a)	21,584
		1,531,163
Professional Services (0.3%)
2,600	Nielsen Holdings NV	123,084
1,436	Robert Half International, Inc.	58,790
		181,874
Property & Casualty Insurance (0.2%)
402	Endurance Specialty Holdings Ltd.	20,960
473	Hanover Insurance Group, Inc.	27,831
1,253	W.R. Berkley Corp.	51,674
		100,465
Railroads (0.2%)
5,287	CSX Corp.	146,503
Real Estate Investment Trusts (1.4%)
1,664	American Capital Ltd.(a)	25,892
2,594	Annaly Capital Management, Inc.	29,001
431	Apartment Investment & Management Co., Class A	12,883
23	AvalonBay Communities, Inc.	2,966
237	Brandywine Realty Trust	3,472
3,077	Campus Crest Communities, Inc.	25,478
792	CBRE Group, Inc., Class A(a)	22,136
4,401	Chesapeake Lodging Trust	114,646
1,381	Commonwealth REIT	37,494
2,439	DDR Corp.	40,536
1,294	Douglas Emmett, Inc.	34,847
59	Equity Residential	3,450
570	Extra Space Storage, Inc.	27,987
7,215	General Growth Properties, Inc.	158,873
140	Home Properties, Inc.	8,252
227	Jones Lang LaSalle, Inc.	27,966
869	Liberty Property Trust	33,248
2,198	MFA Financial, Inc.	17,276
142	Public Storage, Inc.	23,998
472	Rayonier, Inc.	22,226
1,598	Senior Housing Properties Trust	35,636
165	Simon Property Group, Inc.	26,613
2,951	Stag Industrial, Inc.	68,788
334	Taubman Centers, Inc.	23,530
64	Ventas, Inc.	3,996
420	Weingarten Realty Investors	12,810
109	WP Carey, Inc.	6,924
		850,924
Restaurants (0.4%)
1,546	Cheesecake Factory, Inc.	73,466
1,659	McDonald’s Corp.	157,854
471	Starbucks Corp.	33,422
286	Yum! Brands, Inc.	21,187
		285,929
Retail (1.1%)
4,371	American Eagle Outfitters, Inc.	63,511
141	AutoZone, Inc.(a)	75,920
137	Bed Bath & Beyond, Inc.(a)	9,291
540	Big Lots, Inc.(a)	15,957

See notes to financial statements.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued
February 28, 2014
(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Retail, continued:
2,872	Chico’s FAS, Inc.	$47,474
269	Costco Wholesale Corp.	31,419
144	Dollar Tree, Inc.(a)	7,887
1,949	Home Depot, Inc.	159,876
750	Nordstrom, Inc.	46,110
155	Signet Jewelers Ltd.	14,810
2,349	Staples, Inc.	31,923
411	Target Corp.	25,704
366	Walgreen Co.	24,870
1,050	Wal-Mart Stores, Inc.	78,435
1,561	Williams-Sonoma, Inc.	90,913
		724,100
Road & Rail (0.0%)
481	Con-Way, Inc.	18,345
Semiconductors (1.4%)
102	Altera Corp.	3,704
185	Analog Devices, Inc.	9,402
368	Cree, Inc.(a)	22,606
4,630	Intel Corp.	114,639
1,527	Lam Research Corp.(a)	78,992
563	Maxim Integrated Products, Inc.	18,416
3,747	Microchip Technology, Inc.	170,675
1,666	NXP Semiconductors NV(a)	93,679
5,387	ON Semiconductor Corp.(a)	50,315
635	Silicon Laboratories, Inc.(a)	33,001
1,294	Skyworks Solutions, Inc.(a)	45,885
2,711	Teradyne, Inc.(a)	54,979
1,835	Texas Instruments, Inc.	82,502
2,476	Xilinx, Inc.	129,246
		908,041
Software (0.3%)
76	CA, Inc.	2,546
1,168	Cadence Design Systems, Inc.(a)	17,905
1,459	Salesforce.com, Inc.(a)	90,998
512	Splunk, Inc.(a)	47,489
448	Symantec Corp.	9,623
91	Synopsys, Inc.(a)	3,676
383	VMware, Inc., Class A(a)	36,787
		209,024
Specialty Retail (0.7%)
1,982	GameStop Corp.	73,948
2,887	Gap, Inc. (The)	126,306
1,243	L Brands, Inc.	70,018
696	Lowe’s Cos., Inc.	34,821
198	PetSmart, Inc	13,278
141	Ross Stores, Inc.	10,265
54	The Sherwin-Williams Co.	10,826
1,049	Tiffany & Co.	97,819
460	TJX Cos., Inc.	28,272
		465,553
Technology (0.1%)
821	Ingram Micro, Inc.(a)	24,178
1,364	SAIC, Inc.	60,916
		85,094
Telecommunications (0.6%)
586	Level 3 Communications, Inc.(a)	21,577
474	Palo Alto Networks, Inc.(a)	33,725
3,015	QUALCOMM, Inc.	226,999

Shares or
Principal
Amount	Security Description	Value

Common Stocks, continued:
Telecommunications, continued:
2,525	TW Telecom, Inc.(a)	$77,290
1,485	Verizon Communications, Inc.	70,656
		430,247
Textiles, Apparel & Luxury Goods (0.1%)
1,345	Hanesbrands, Inc.	98,562
Thrifts & Mortgage Finance (0.2%)
467	Ocwen Financial Corp.(a)	17,484
6,494	Peoples United Financial, Inc.	92,020
		109,504
Tobacco & Tobacco Products (0.5%)
4,931	Altria Group, Inc.	178,797
243	Lorillard, Inc.	11,922
1,254	Philip Morris International, Inc.	101,461
632	Reynolds American, Inc.	32,125
		324,305
Trading Companies & Distributors (0.0%)
71	MRC Global, Inc.(a)	1,826
36	W.W. Grainger, Inc.	9,181
		11,007
Transportation & Shipping (0.3%)
255	C.H. Robinson Worldwide, Inc	13,224
108	FedEx Corp.	14,400
1,008	Union Pacific Corp.	181,823
		209,447
Water (0.1%)
1,329	American Water Works Co., Inc.	59,592
Water Utilities (0.0%)
1,112	Aqua America, Inc.	28,011
Wireless Telecommunication Services (0.1%)
765	Crown Castle International Corp.(a)	58,063
96	United State Cellular Corp.	3,465
		61,528
Total Common Stocks		35,537,351

Asset Backed Securities (2.4%)
$570,892	Aegis Asset Backed Securities Trust, Series 2004-4, Class A1, 0.52%, 10/25/34(b)	558,555
6,421	Bayview Financial Acquisition Trust, Series 2005-B, Class 1A6, 5.21%, 4/28/39(b)	6,396
149,635	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(b)	149,809
101,249	Castle Trust, Series 2003-1A, Class A2, 5.36%, 5/15/27(c)	101,312
62,436	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.75%, 9/25/33(b)	33,718
51,821	Residential Funding Mortgage Securities, Series 2004-HI1, Class A5, 5.68%, 4/25/29(b)	54,709
387,376	Residential Funding Mortgage Securities II, Inc., Series 2005-HI2, Class A5, 5.08%, 5/25/35(b)	394,843
327,339	Saxon Asset Securities Trust, Series 2003-3, Class AF5, 4.85%, 12/25/33(b)	334,177
Total Asset Backed Securities		1,633,519

See notes to financial statements.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued
February 28, 2014
 (Unaudited)

Principal
Amount	Security Description	Value

Mortgage Backed Securities† (15.2%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.5%)
$376,720	Bear Stearns Alternative-A Trust, 2.44%, 4/25/37(b)	$258,633
53,063	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 4.82%, 10/25/33(b)	55,347
		313,980
Alt-A - Fixed Rate Mortgage Backed Securities (3.4%)
174,731	Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.50%, 11/25/35	156,677
205,943	Bank of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.00%, 11/25/34	218,419
165,052	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37	138,560
62,000	Countrywide Alternative Loan Trust, Series 2003-13T1, Class A9, 5.00%, 8/25/33	65,198
148,000	Countrywide Alternative Loan Trust, Series 2003-15T2, Class A10, 5.00%, 8/25/33	146,458
52,842	Countrywide Alternative Loan Trust, 5.50%, 11/25/35	42,766
181,784	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	155,505
26,659	Countrywide Alternative Loan Trust, 6.00%, 1/25/37	22,957
57,804	Countrywide Alternative Loan Trust, Series 2004-J2, Class 2A1, 6.50%, 3/25/34	60,135
11,189	Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34	11,132
182,525	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.27%, 6/25/36(b)	148,406
15,429	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	16,126
136,540	Master Alternative Loans Trust, Series 2004-8, Class 5A1, 6.00%, 9/25/34	147,243
122,637	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	131,084
277,723	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.85%, 2/25/35(b)	285,145
68,375	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35(b)	65,061
202,557	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36(b)	114,993
27,979	Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19	28,082
28,379	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	23,340
153,501	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35	140,616

Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securitiess, continued:
$68,410	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	$56,898
99,422	Washington Mutual Mortgage Pass-Through Certificates, 5.50%, 7/25/35	97,851
		2,272,652
Commercial Mortgage Backed Securities (0.2%)
140,445	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A3, 5.82%, 2/12/51	141,165
Prime Adjustable Rate Mortgage Backed Securities (0.4%)
34,110	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A2, 2.83%, 9/25/34(b)	15,632
27,915	Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 5.23%, 7/25/37(b)	26,251
163,539	Credit Suisse Mortgage Capital Certificates, Series 2009, 5.53%, 5/26/37(b)(c)	170,559
76,512	JPMorgan Re-REMIC, Series 2009-7, Class 5A1, 6.00%, 2/27/37(b)(c)	79,148
		291,590
Prime Fixed Mortgage Backed Securities (3.3%)
348,635	American Home Mortgage Investment Trust, 5.41%, 9/25/35(b)	276,224
72,266	Bank of America Funding Corp., 6.00%, 7/25/36	65,182
31,500	Bank of America Mortgage Securities, Series 2004-4, Class 3A1, 5.00%, 5/25/19	32,599
6,567	Bank of America Mortgage Securities, Series 2004-4, Class 2A2, 5.50%, 5/25/34	6,655
59,153	Chase Mortgage Finance Corp., 5.50%, 10/25/33	61,516
57,088	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.61%, 5/25/35(b)	54,967
274,913	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A2, 6.50%, 7/25/34	294,965
18,573	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	18,670
53,492	Countrywide Alternative Loan Trust, Series 2005-J8, Class 1A6, 5.50%, 7/25/35	7,987
107,703	Countrywide Home Loans, 2.59%, 11/25/35(b)	89,581
6,231	Countrywide Home Loans, Series 2003-20, Class 1A14, 5.50%, 7/25/33	6,154
213,628	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	220,632
102,834	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	103,771
103,014	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37	87,566

See notes to financial statements.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued
February 28, 2014
(Unaudited)

Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$42,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 2A1, 5.50%, 2/25/35	$39,571
49,224	Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 3A1, 6.50%, 3/25/36	36,970
23,788	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	24,193
5,754	GSR Mortgage Loan Trust, Series 2006-10F, Class 5A1, 6.00%, 1/25/27	5,463
55,925	Lehman Mortgage Trust, 5.50%, 1/25/36	52,155
4,424	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	4,698
19,068	Master Asset Securitization Trust, Series 2003-8, Class 1A1, 5.50%, 9/25/33	19,727
107,509	Residential Asset Mortgage Products, Inc., Series 2003-RZ5, Class A7, 4.97%, 9/25/33(b)	111,104
42,223	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A7, 7.00%, 11/25/31	44,193
215,232	Structured Asset Securities Corp., Series 2005-3, Class 1A8, 5.75%, 3/25/35	200,689
2,376	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	2,372
279,425	Wells Fargo Mortgage Backed Securities Trust, Series 2007-9, Class 1A5, 5.50%, 7/25/37	288,406
48,196	Wells Fargo Mortgage Backed Securities Trust, Series 2006-11, Class A8, 6.00%, 9/25/36	46,646
		2,202,656
U.S. Government Agency Mortgage Backed Securities (7.4%)
427,494	Fannie Mae, Series 2013-68, Class NA, 1.00%, 3/25/42	401,731
250,000	Fannie Mae, 1.63%, 10/26/15	255,363
252,718	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	240,417
237,690	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	233,097
480,851	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(b)	478,955
154,283	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	156,234
161,585	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	168,093
128,547	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	132,594
486,348	Fannie Mae, Series 2012-38, Class AG, 3.00%, 2/25/39	492,002
96,916	Fannie Mae, 4.00%, 4/1/25, Pool #AD3828	103,625
11,799	Fannie Mae, Series 2003-19, Class ME, 4.00%, 1/25/33	12,074
107,793	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	112,725

Shares	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$56,470	Fannie Mae, 4.50%, 4/1/35, Pool #814522	$60,643
500,000	Fannie Mae, 5.00%, 2/13/17	561,227
1,642	Fannie Mae, 5.00%, 3/1/18, Pool #681351	1,761
65,991	Fannie Mae, 5.50%, 10/1/35, Pool #838584	73,087
5,942	Fannie Mae, 6.00%, 5/1/35, Pool #357778	6,670
8,000	Fannie Mae, Series 1999-18, Class LL, 6.50%, 4/18/29	9,084
51,765	Fannie Mae Grantor Trust, Series 2002-T6, Class A1, 3.31%, 2/25/32	53,068
247,186	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	236,979
19,748	Freddie Mac, 1.88%, 6/1/28, Pool #605508(b)	19,872
133,009	Freddie Mac, Series 3879, Class NK, 3.00%, 5/15/39	136,823
66,440	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	68,039
317,511	Freddie Mac, Series 4012, Class MH, 3.00%, 11/15/40	321,697
196,037	Freddie Mac, Series 4051, Class YD, 3.50%, 3/15/41	195,378
41,389	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	43,515
2,596	Freddie Mac, 5.00%, 5/1/18, Pool #E96372	2,777
4,638	Freddie Mac, 5.00%, 9/1/18, Pool #E99582	4,958
4,076	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	4,527
5,281	Freddie Mac, Series 2378, Class CB, 6.00%, 11/15/31	5,922
18,766	Freddie Mac, Series 2302, Class J, 6.50%, 4/15/31	21,234
80,633	Freddie Mac, 7.50%, 12/15/22	91,997
161,288	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	153,623
2,178	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	2,429
48,303	Government National Mortgage Assoc., 6.31%, 3/20/33, Pool #612258	54,453
3,170	Government National Mortgage Assoc., 7.00%, 1/15/26, Pool #421420	3,315
13,596	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	15,254
		4,935,242
Total Mortgage Backed Securities		10,157,285

Corporate Bonds (2.7%)
Beverages (0.4%)
250,000	Anheuser-Busch InBev NV, 5.00%, 4/15/20	284,577

See notes to financial statements.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued
February 28, 2014
(Unaudited)

Principal
Amount	Security Description	Value

Corporate Bonds, continued:
Financial Services (0.4%)
$125,000	BP Capital Markets PLC, 3.63%, 5/8/14	$125,732
194,797	Preferred Term Securities XX, Class B-2, 0.69%, 3/22/38, Callable 4/10/14 @ 100*(b)(c)	118,826
121,963	Preferred Term Securities XXIII, 0.08%, 12/22/36 (d)(e)	1,829
273,097	Regional Diversified Funding, 1.56%, 1/25/36 (b)(e)	8,193
		254,580
IT Services (0.8%)
500,000	IBM Corp., 1.63%, 5/15/20	477,489
Oil-Integrated Companies (0.5%)
325,00	BP Capital Markets PLC, 2.75%, 5/10/23	304,527
200,000	Arden Realty LP, 5.25%, 3/1/15, Callable 12/1/14 @ 100 *	207,033
Security Brokers & Dealers (0.3%)
200,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	222,654
350,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (f )	70
		222,724
Total Corporate Bonds		1,750,930

Taxable Municipal Bonds (0.4%)
Illinois (0.2%)
150,000	Northern Illinois Municipal Power Agency Power Project Revenue, Build America Bonds, 6.29%, 1/1/21, Callable 1/1/19 @ 100*	163,076
Missouri (0.2%)
100,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Callable 10/1/19 @ 100*	104,838
Total Taxable Municipal Bonds		267,914

U.S. Government Agency Securities (6.6%)
Fannie Mae
500,000	1.00%, 4/17/28, Callable 4/17/14 @ 100*(g)	466,665
285,000	1.01%, 12/10/18, Callable 6/10/14 @ 100*(g)	285,358
		752,023
Fannie Mae Strips
300,000	12.14%, 11/15/16 (d)	292,926
Federal Home Loan Bank
550,000	1.00%, 12/27/23, Callable 3/27/14 @ 100*(g)	545,661
550,000	1.00%, 3/13/23, Callable 6/13/14 @ 100*(b)(g)	547,243
400,000	1.00%, 1/30/19, Callable 4/30/14 @ 100*(g)	399,894

300,000	Series 0001, 1.00%, 1/30/19, Callable 4/30/14 @ 100 *(g)	300,218

Shares or
Principal
Amount	Security Description	Value

Taxable Municipal Bonds, continued:
Federal Home Loan Bank, continued:
$400,000	Series 0003, 1.50%, 1/30/19, Callable 4/30/14 @ 100 *(g)	$400,678
600,000	2.79%, 2/19/21, Callable 2/19/15 @ 100*	603,442
		2,797,136
Freddie Mac
550,000	1.25%, 11/20/18, Callable 5/20/14 @ 100*(g)	550,859
Total U.S. Government Agency Securities		4,392,944

U.S. Treasury Obligations (13.6%)
U.S. Treasury Bonds
1,771,000	3.00%, 5/15/42	1,586,151
315,000	4.25%, 11/15/40	355,409
		1,941,560
U.S. Treasury Inflation Index Notes
809,000	0.13%, 1/15/23	798,301
1,050,000	0.25%, 4/30/14	1,050,287
500,000	0.25%, 9/15/15	500,254
300,000	0.75%, 3/31/18	294,820
300,000	2.13%, 2/29/16	310,688
1,125,000	2.25%, 11/30/17	1,174,569
500,000	2.75%, 2/28/18	531,563
810,000	2.75%, 2/15/19	858,094
625,000	2.75%, 11/15/23	631,445
150,000	3.63%, 2/15/21	164,941
750,000	4.50%, 2/15/16	811,113
		6,327,774
Total U.S. Treasury Obligations		9,067,635

Investment Companies (4.3%)
22,776	iShares MSCI EAFE Index Fund, 1.64%	1,536,241
33,149	iShares MSCI Emerging Markets Index Fund, 1.85%	1,308,723
Total Investment Companies		2,844,964

Investment in Affiliates (4.0%)
2,678,341	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(h)	2,678,341
Total Investment in Affiliates		2,678,341

Total Investments (Cost $58,445,637) (i) — 102.3%		68,330,883
Liabilities in excess of other assets — (2.3)%		(1,507,793)
Net Assets — 100.0%		$66,823,090

See notes to financial statements.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Concluded
February 28, 2014
(Unaudited)

(a)	Non-income producing security.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2014.
(c)
Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

(d)	Rate represents the effective yield at purchase.
(e)
Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At February 28, 2014, illiquid securities were 0.0% of the Fund’s net assets.

(f)	Issuer has defaulted on the payment of interest.
(g)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 28, 2014.
(h)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2014.
(i)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†
Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

ADR	American Depositary Receipt
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to financial statements.

CAVANAL HILL FUNDS
U.S. Large Cap Equity Fund

Schedule of Portfolio Investments
February 28, 2014
(Unaudited)

Shares	Security Description	Value

Common Stocks (98.3%)
Air Freight & Logistics (1.2%)
4,286	United Parcel Service, Inc., Class B	$410,470
Airlines (1.2%)
10,697	American Airlines Group, Inc.(a)	395,040
Apparel Manufacturers (2.3%)
4,808	NIKE, Inc., Class B	376,466
6,862	VF Corp.	402,045
		778,511
Auto Manufacturers (0.7%)
15,740	Ford Motor Co.	242,239
Banking (6.5%)
21,966	Fifth Third Bancorp	476,552
12,104	JPMorgan Chase & Co.	687,750
6,281	PNC Financial Services Group	513,660
11,920	U.S. Bancorp	490,389
		2,168,351
Biotechnology (2.8%)
4,443	Amgen, Inc.	551,021
5,178	BioMarin Pharmaceutical, Inc.(a)	419,418
		970,439
Broadcasting/Cable (2.3%)
15,581	Comcast Corp., Class A	805,382
Capital Markets (1.8%)
11,835	Raymond James Financial, Inc.	624,651
Chemicals (3.7%)
4,837	Ecolab, Inc.	521,187
5,853	Praxair, Inc.	763,055
		1,284,242
Commodity Chemicals (1.3%)
3,229	Westlake Chemical Corp.	430,523
Computer Software & Services (2.7%)
23,549	EMC Corp.	620,987
7,875	Microsoft Corp.	301,691
		922,678
Computers & Peripherals (2.5%)
1,633	Apple, Inc.	859,350
Construction & Engineering (1.1%)
6,362	Jacobs Engineering Group, Inc.(a)	385,855
Consumer Products (1.2%)
5,286	The Procter & Gamble Co.	415,797
Diversified Financial Services (3.9%)
3,588	Berkshire Hathaway, Inc., Class B(a)	415,419
4,520	CME Group, Inc.	333,666
3,570	Goldman Sachs Group, Inc.	594,227
		1,343,312
Diversified Manufacturing Operations (4.0%)
8,406	Danaher Corp.	642,975
6,946	Donaldson Co., Inc.	297,567
4,424	Honeywell International, Inc.	417,803
		1,358,345
Electrical Components & Equipment (1.2%)
5,265	Eaton Corp. PLC	393,348
Electronic Components/Instruments (3.1%)
7,056	Agilent Technologies, Inc.	401,698
5,176	Thermo Fisher Scientific, Inc.	644,619
		1,046,317

Shares	Security Description	Value

Common Stocks, continued:
Financial Services (2.7%)
18,850	Bank of America Corp.	$311,591
7,694	T. Rowe Price Group, Inc.	624,521
		936,112
Food & Staples Retailing (1.6%)
7,617	CVS Caremark Corp.	557,107
Food Products (3.4%)
5,990	Hain Celestial Group, Inc.(a)	534,907
17,650	Mondelez International, Inc.	600,630
		1,135,537
Food Products & Services (0.9%)
8,121	Safeway, Inc.	304,131
Health Care Equipment & Supplies (3.5%)
8,170	Medtronic, Inc.	484,154
10,626	St. Jude Medical, Inc.	715,343
		1,199,497
Health Care Providers & Services (1.0%)
1,967	McKesson Corp.	348,257
Hotels, Restaurants & Leisure (1.2%)
2,213	Panera Bread Co.(a)	401,261
Household Durables (2.5%)
7,428	Jarden Corp.(a)	456,599
9,225	Toll Brothers, Inc.(a)	359,867
		816,466
Industrial Conglomerates (1.0%)
13,998	General Electric Co.	356,529
Insurance (1.4%)
9,490	American International Group, Inc.	472,317
Integrated Oil & Gas (2.3%)
3,355	Chevron Corp.	386,932
4,212	Exxon Mobil Corp.	405,489
		792,421
Internet (4.6%)
8,189	eBay, Inc.(a)	481,268
6,572	Facebook, Inc., Class A(a)	449,919
507	Google, Inc., Class A(a)	616,334
		1,547,521
Internet & Catalog Retail (1.6%)
1,544	Amazon.com, Inc.(a)	559,082
IT Services (1.3%)
5,793	Mastercard, Inc., Class A	450,232
Machinery (2.0%)
7,945	Terex Corp.	353,791
2,805	United Technologies Corp.	328,241
		682,032
Media (2.9%)
11,150	Twenty-First Century Fox, Inc.	373,971
7,686	Walt Disney Co.	621,106
		995,077
Medical Equipment & Supplies (1.0%)
4,077	Stryker Corp.	327,138
Oil & Gas Equipment & Services (1.5%)
8,022	Baker Hughes, Inc.	507,632

See notes to financial statements.

CAVANAL HILL FUNDS
U.S. Large Cap Equity Fund

Schedule of Portfolio Investments, Concluded
February 28, 2014
(Unaudited)

Shares	Security Description	Value

Common Stocks, continued:
Oil & Gas Exploration & Production (4.3%)
1,858	EOG Resources, Inc.	$351,942
4,946	Noble Energy, Inc.	340,087
4,100	Range Resources Corp.	352,805
6,153	Whiting Petroleum Corp.(a)	422,774
		1,467,608
Pharmaceuticals (3.1%)
3,936	Gilead Sciences, Inc.(a)	325,861
12,667	Merck & Co., Inc.	721,893
		1,047,754
Restaurants (1.2%)
8,562	Cheesecake Factory, Inc.	406,866
Retail (1.2%)
4,799	Home Depot, Inc.	393,662
Semiconductors (2.8%)
9,314	NXP Semiconductors NV(a)	523,726
10,209	Texas Instruments, Inc.	458,997
		982,723

Shares	Security Description	Value

Common Stocks, continued:
Software (1.5%)
8,162	Salesforce.com, Inc.(a)	$509,064
Specialty Retail (1.6%)
5,777	Tiffany & Co.	538,705
Telecommunications (1.2%)
5,485	QUALCOMM, Inc.	412,966
Transportation & Shipping (1.5%)
2,862	Union Pacific Corp.	516,248
Total Common Stocks		33,498,795

Investment in Affiliates (1.7%)
589,735	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(b)	589,735
Total Investment in Affiliates		589,735

Total Investments (Cost $25,989,631) (c) — 100.0%		34,088,530
Other assets in excess of liabilities — 0.0%		16,613
Net Assets — 100.0%		$34,105,143

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2014.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.

See notes to financial statements.

CAVANAL HILL FUNDS
Opportunistic Fund

Schedule of Portfolio Investments
February 28, 2014
(Unaudited)

Shares	Security Description	Value
Common Stocks (80.8%)
Apparel Manufacturers (1.4%)
3,658	VF Corp.	$214,322
Auto Components (3.8%)
13,599	Douglas Dynamics, Inc.	220,032
7,175	Johnson Controls, Inc.	354,445
		574,477
Beverages (2.0%)
36,999	Cott Corp.	301,172
Biotechnology (5.6%)
3,611	Amgen, Inc.	447,836
7,690	Kythera Biopharmaceuticals, Inc.(a)	384,269
		832,105
Broadcasting/Cable (1.5%)
1,641	Time Warner Cable, Inc.	230,314
Building Products (2.0%)
3,850	Trex Co., Inc.(a)	301,147
Capital Markets (3.6%)
4,361	Invesco Ltd	149,582
26,354	New Mountain Finance Corp.	395,837
		545,419
Chemicals (1.0%)
3,048	The Dow Chemical Co.	148,468
Commercial Services & Supplies (0.9%)
8,675	Knoll, Inc.	135,070
Communications Equipment (1.0%)
10,270	Parametric Sound Corp.(a)	152,407
Consumer Products (2.8%)
39,718	Black Diamond, Inc.(a)	420,216
Containers & Packaging (1.0%)
2,626	Ball Corp.	145,901
Diversified Financial Services (0.6%)
11,567	MicroFinancial, Inc.	94,040
Diversified Metals & Mining (1.3%)
5,955	U.S. Silica Holdings, Inc.	195,324
Electronic Components/Instruments (3.9%)
46,846	GSI Group, Inc.(a)	587,917
Environmental & Facilities Services (1.5%)
6,424	US Ecology, Inc.	230,814
Food Products & Services (1.3%)
5,410	Safeway, Inc.	202,605
Forest Products (1.4%)
11,536	Louisiana-Pacific Corp.(a)	216,761
Health Care Equipment & Supplies (1.9%)
7,878	Alere, Inc.(a)	289,438
Health Care Providers & Services (2.4%)
2,063	McKesson Corp.	365,254
Hotels, Restaurants & Leisure (1.8%)
9,144	Intrawest Resorts Holdings, Inc.(a)	122,987
10,129	Orient-Express Hotels Ltd.(a)	155,987
		278,974
Household Durables (3.7%)
24,056	Installed Building Products, Inc.(a)	358,434
11,958	LGI Homes, Inc.(a)	203,286
		561,720
Internet & Catalog Retail (2.7%)
26,495	1-800-Flowers.com(a)	139,364
750	Amazon.com, Inc.(a)	271,575
		410,939

Shares or
Principal
Amount	Security Description	Value
Common Stocks, continued:
Internet Software & Services (0.8%)
9,425	Move, Inc.(a)	$121,677
Leisure Equipment & Products (0.4%)
3,048	Malibu Boats, Inc., Class A(a)	56,175
Leisure Facilities (1.8%)
3,986	Vail Resorts, Inc.	280,296
Machinery (2.0%)
6,940	Terex Corp.	309,038
Marine (1.4%)
15,897	Diana Shipping, Inc.(a)	206,979
Media (2.0%)
9,941	Lions Gate Entertainment Corp.	305,686
Movies & Entertainment (2.1%)
8,769	IMAX Corp.(a)	234,571
1,407	Rentrak Corp.(a)	90,203
		324,774
Oil & Gas Equipment & Services (1.5%)
4,080	Halliburton Co.	232,560
Oil & Gas Exploration & Production (2.9%)
6,471	Whiting Petroleum Corp.(a)	444,622
Pharmaceuticals (5.7%)
6,987	Auxilium Pharmaceuticals, Inc.(a)	214,850
1,829	Gilead Sciences, Inc.(a)	151,423
3,986	Merck & Co., Inc.	227,162
8,112	Pfizer, Inc.	260,476
		853,911
Semiconductors (1.1%)
4,033	Cavium, Inc.(a)	169,910
Specialty Chemicals (2.0%)
7,175	RPM International, Inc.	300,346
Specialty Retail (1.9%)
7,784	GameStop Corp.	290,421
Textiles, Apparel & Luxury Goods (1.0%)
7,784	Barry (R.G.) Corp.	144,160
Transportation & Shipping (3.7%)
3,138	Union Pacific Corp.	566,032
Wireless Telecommunication Services (1.4%)
25,135	Sprint Corp.(a)	219,680
Total Common Stocks		12,261,071

Convertible Bonds (9.3%)
$519,000	Intel Corp., 2.95%, 12/15/35	591,984
230,000	M/I Homes, Inc., 3.00%, 3/1/18	254,438
555,000	Volcano Corp., 1.75%, 12/1/17	557,775
Total Convertible Bonds		1,404,197

Investment Companies (5.0%)
27,808	ProShares Short Russell2000	457,997
4,408	ProShares UltraShort 20+ Year Treasury	303,447
Total Investment Companies		761,444

Investment in Affiliates (6.6%)
999,338	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(b)	999,338
Total Investment in Affiliates		999,338

Total Investments (Cost $14,425,200) (c) — 101.7%		15,426,050
Liabilities in excess of other assets — (1.7)%		(258,204)
Net Assets — 100.0%		$15,167,846

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2014.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.

See notes to financial statements.

CAVANAL HILL FUNDS
World Energy Fund

Schedule of Portfolio Investments
February 28, 2014
(Unaudited)

Shares	Security Description	Value
Common Stocks (71.0%)
Airlines (0.7%)
2,059	American Airlines Group, Inc.(a)	$76,039
Coal & Consumable Fuels (1.4%)
3,694	Cloud Peak Energy, Inc.(a)	71,664
5,048	Peabody Energy Corp.	88,642
		160,306
Commodity Chemicals (0.7%)
575	Westlake Chemical Corp.	76,665
Construction & Engineering (2.1%)
912	Chicago Bridge & Iron Co. NV	76,781
2,170	Primoris Services Corp.	67,856
2,777	Quanta Services, Inc.(a)	97,778
		242,415
Diversified Banks (0.0%)
101	Grupo Financiero Banorte, SAB de CV ADR	3,274
Diversified Metals & Mining (1.9%)
1,721	Hi-Crush Partners LP(a)	64,796
4,694	U.S. Silica Holdings, Inc.	153,963
		218,759
Electric Utilities (3.0%)
1,413	ALLETE, Inc.	71,371
1,626	Cleco Corp.	80,373
113	Duke Energy Corp.	8,009
1,497	Electricite de France ADR	11,856
1,530	Enel SpA ADR	7,772
459	Iberdrola SA ADR	12,191
872	ITC Holdings Corp	89,467
853	MGE Energy, Inc.	32,909
69	NextEra Energy, Inc.	6,306
487	SSE PLC ADR	11,362
76	Terna - Rete Elettrica Nazionale SpA ADR	1,166
335	Unitil Corp.	10,546
		343,328
Electrical Components & Equipment (1.2%)
1,822	Eaton Corp. PLC	136,122
Environmental & Facilities Services (0.7%)
1,601	Clean Harbors, Inc.(a)	75,663
Gas Utilities (2.2%)
16	AGL Resources, Inc.	753
338	Chesapeake Utilities Corp.	20,023
1,328	Hong Kong & China Gas Co. Ltd. ADR	2,829
12	National Fuel & Gas Co	901
1,302	Northwest Natural Gas Co.	55,817
1,761	Piedmont Natural Gas Co.	59,557
1,003	South Jersey Industries, Inc.	57,352
1,293	The Laclede Group, Inc.	59,284
149	Tokyo Gas Co. Ltd. ADR	2,999
		259,515
Heavy Electrical Equipment (1.0%)
9,550	Vestas Wind Systems A/S ADR(a)	114,027
Independent Power Producers & Energy Traders (0.5%)
227	AES Corp.	3,099
138	Calpine Corp.(a)	2,629
1,150	Empresa Nacional de Electricid ADR	46,989
28	Huaneng Power International, Inc. ADR	993
102	NRG Energy, Inc.	2,965
		56,675

Shares	Security Description	Value
Common Stocks, continued:
Industrial Conglomerates (2.5%)
2,586	General Electric Co.	$65,865
1,107	Siemens AG ADR	147,375
2,917	Smiths Group PLC ADR	67,529
		280,769
Industrial Machinery (0.6%)
783	Chart Industries, Inc.(a)	65,427
Integrated Oil & Gas (9.0%)
1,042	Chevron Corp.	120,174
1,046	Eni SpA ADR	50,145
1,410	Exxon Mobil Corp.	135,741
3,263	Imperial Oil Ltd.	146,737
1,969	Royal Dutch Shell PLC ADR	143,480
2,329	Royal Dutch Shell PLC ADR	181,476
1,565	Sasol Ltd. ADR	79,893
2,864	Total SA ADR	185,874
		1,043,520
Multi-Utilities (5.4%)
1,296	Alliant Energy Corp.	70,295
746	Centrica PLC ADR	15,994
1,539	Consolidated Edison, Inc.	86,261
1,522	Dominion Resources, Inc. VA	105,627
400	E.ON SE ADR	7,596
1,286	GDF Suez SA ADR	32,716
2,767	National Grid PLC ADR	193,136
2,486	Wisconsin Energy Corp.	109,284
		620,909
Oil & Gas Drilling (4.5%)
154	Ensco PLC	8,110
70	Helmerich & Payne, Inc.	6,913
4,916	Nabors Industries Ltd.	113,166
168	Noble Corp. PLC	5,216
7,782	Ocean Rig UDW, Inc.(a)	135,485
2,947	Patterson-UTI Energy, Inc.	85,787
310	Seadrill Ltd.	11,458
239	Transocean Ltd.	10,134
2,284	Unit Corp.(a)	140,237
		516,506
Oil & Gas Equipment & Services (8.1%)
2,372	Baker Hughes, Inc.	150,100
1,024	Era Group, Inc.(a)	28,928
2,475	Halliburton Co.	141,075
3,342	Helix Energy Solutions Group, Inc.(a)	79,005
1,862	National Oilwell Varco, Inc.	143,448
1,841	Schlumberger Ltd.	171,213
36	Steel Excel, Inc.(a)	1,044
2,550	Superior Energy Services, Inc.	75,455
3,416	Tenaris SA ADR	142,550
		932,818
Oil & Gas Exploration & Production (9.5%)
943	Anardarko Petroleum Corp.	79,363
75	CNOOC Ltd. ADR	12,258
837	Concho Resources, Inc.(a)	101,386
208	ConocoPhillips	13,832
846	EOG Resources, Inc.	160,249
1,125	Gulfport Energy Corp.(a)	74,363
3,438	Laredo Petroleum Holdings, Inc.(a)	89,697
2,128	Noble Energy, Inc.	146,321

See notes to financial statements.

CAVANAL HILL FUNDS
World Energy Fund

Schedule of Portfolio Investments, Continued
February 28, 2014
(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Oil & Gas Exploration & Production, continued:
1,551	Range Resources Corp.	$133,464
11,705	Talisman Energy, Inc.	120,679
2,307	Whiting Petroleum Corp.(a)	158,514
		1,090,126
Oil & Gas Exploration, Production and Services (0.0%)
69	Apache Corp.	5,471
Oil & Gas Refining & Marketing (2.1%)
1,370	HollyFrontier Corp.	62,431
88	Marathon Petroleum Corp.	7,392
1,791	Phillips 66	134,074
662	Tesoro Corp.	33,769
157	Valero Energy Corp.	7,533
		245,199
Oil & Gas Storage and Transportation (12.7%)
1,500	Access Midstream Partners LP	84,675
1,419	Cheniere Energy, Inc.(a)	70,141
1,786	Enbridge, Inc.	75,530
1,284	Enterprise Products Partners LP(a)	86,169
1,954	Golar LNG Ltd.	71,516
2,248	Kinder Morgan Management LLC(a)	156,911
98	Kinder Morgan, Inc.	3,121
872	Knightsbridge Tankers Ltd.	9,034
920	Magellan Midstream Partners LP(a)	62,256
875	MarkWest Energy Partners LP(a)	55,869
29	ONEOK, Inc.	1,715
1,657	Plains All American Pipeline LP(a)	89,760
1,675	Rose Rock Midstream LP(a)	65,191
8,200	Spectra Energy Corp.	305,697
768	Sunoco Logistics Partners LP	63,544
1,790	Susser Petroleum Partners LP	63,384
354	Teekay Corp.	21,152
64	The Williams Cos., Inc.	2,643
2,833	Ultrapar Participacoes SA ADR	63,176
1,663	Williams Partners LP	82,501
		1,433,985
Oil, Gas & Consumable Fuels (0.2%)
203	Alpha Natural Resources, Inc.(a)	1,090
788	China Shenhua Energy Co. Ltd. ADR	8,479
211	CONSOL Energy, Inc.	8,461
183	Yanzhou Coal Mining Co. Ltd. ADR	1,288
		19,318
Oil-Integrated Companies (0.0%)
60	BP PLC ADR	3,037
Railroads (0.7%)
2,771	CSX Corp.	76,784
Water (0.0%)
109	American Water Works Co., Inc.	4,887
29	California Water Service Group	682
		5,569
Water Utilities (0.3%)
107	Aqua America, Inc.	2,695
419	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	3,884
367	Connecticut Water Service, Inc.	12,053
377	Middlesex Water Co.	7,619

Shares or
Principal
Amount	Security Description	Value
Common Stocks, continued:
Water Utilities, continued:
393	United Utilities Group PLC ADR	$10,285
179	York Water Co.	3,610
		40,146
Total Common Stocks		8,142,372

Corporate Bonds (19.8%)
Energy Equipment & Services (4.0%)
$100,000	Ensco PLC, 4.70%, 3/15/21	107,676
100,000	FMC Technologies, Inc., 2.00%, 10/1/17	100,289
150,000	National Oilwell Varco, Inc., 2.60%, 12/1/22, Callable 9/1/22 @ 100 *	143,071
100,000	Transocean, Inc., 5.05%, 12/15/16	109,634
		460,670
Multi-Utilities (1.8%)
100,000	Dominion Resources, Inc., Series A, 1.40%, 9/15/17	99,229
100,000	The Southern Co., 2.45%, 9/1/18	102,740
		201,969
Oil & Gas Exploration, Production and Services (4.0%)
100,000	Apache Corp., 1.75%, 4/15/17	101,656
150,000	Baker Hughes, Inc., 3.20%, 8/15/21, Callable 5/15/21 @ 100 *	153,296
100,000	Progress Energy, Inc., 5.63%, 1/15/16	108,689
100,000	Schlumberger Investment SA, 3.65%, 12/1/23, Callable 9/1/23 @ 100 *	102,220
		465,861
Oil, Gas & Consumable Fuels (2.0%)
100,000	Anadarko Petroleum Corp., 5.95%, 9/15/16	111,697
100,000	Suncor Energy, Inc., 6.10%, 6/1/18	116,839
		228,536
Oil-Integrated Companies (8.0%)
125,000	BP Capital Markets PLC, 2.75%, 5/10/23	117,125
100,000	Chevron Corp., 1.10%, 12/5/17, Callable 11/5/17 @ 100 *	99,737
200,000	ConocoPhillips Co., 1.05%, 12/15/17, Callable 11/15/17 @ 100 *	198,339
100,000	Shell International Finance BV, 1.13%, 8/21/17	100,099
300,000	Statoil ASA, 1.95%, 11/8/18	302,119
100,000	Total Capital International SA, 1.00%, 8/12/16	100,929
		918,348
Total Corporate Bonds		2,275,384

Investment in Affiliates (10.6%)
1,212,477	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(b)	1,212,477
Total Investment in Affiliates		1,212,477

Total Investments (Cost $11,246,745) (c) — 101.4%		11,630,233
Liabilities in excess of other assets — (1.4)%		(163,731)
Net Assets — 100.0%		$11,466,502

See notes to financial statements.

CAVANAL HILL FUNDS
World Energy Fund

Schedule of Portfolio Investments, Concluded
February 28, 2014
(Unaudited)

(a)	Non-income producing security.
(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2014.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

ADR	American Depositary Receipt

The World Energy Fund invested in securities with exposure to the following countries as of February 28, 2014:

	Value	% of Net Assets
Bermuda	$226,326	2.0%
Brazil	67,060	0.6%
Canada	459,785	4.0%
Cayman Islands	109,634	1.0%
Chile	46,989	0.4%
China	23,018	0.2%
Curaçao	171,213	1.5%
Cyprus	135,485	1.2%
Denmark	114,027	1.0%
France	331,375	2.9%
Germany	154,971	1.4%
Hong Kong	2,829	0.0%
Ireland	136,122	1.2%
Italy	59,083	0.5%
Japan	2,999	0.0%
Luxembourg	244,770	2.1%
Mexico	3,274	0.0%
Netherlands	358,356	3.2%
Norway	302,119	2.6%
South Africa	79,893	0.7%
Spain	12,191	0.1%
Switzerland	10,134	0.1%
United Kingdom	682,950	6.0%
United States	7,895,630	68.7%
Other Net Assets	(163,731)	(1.4)%
Total	$11,466,502	100.0%

See notes to financial statements.

CAVANAL HILL FUNDS

Notes to Financial Statements
February 28, 2014
(Unaudited)

1.	Organization:

The Cavanal Hill Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), open-end investment company. As of February 28, 2014, the Trust offered shares of U.S. Treasury Fund, Cash Management Fund, Tax-Free Money Market Fund (each referred to as a “Money Market Fund” and collectively, the “Money Market Funds”), Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, Balanced Fund, U.S. Large Cap Equity Fund, Opportunistic Fund and World Energy Fund (each referred to as a “Fund” and collectively, “the Funds”). Each fund is registered as a diversified portfolio of the Trust with the exception of the Opportunistic Fund and the World Energy Fund, which are non-diversified. The Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, Balanced Fund, U.S. Large Cap Equity Fund, Opportunistic Fund and World Energy Fund are each authorized to issue an unlimited number of shares in three classes of shares: No-Load Investor Shares (the “Investor Shares”), Institutional Shares and A Shares. The World Energy Fund is also authorized to issue an unlimited number of shares in C Shares. The Money Market Funds are authorized to issue an unlimited number of shares in five classes of shares: Administrative Shares, Institutional Shares, Select Shares, Service Shares and Premier Shares. As of February 28, 2014, the Service Shares of Cash Management Fund and Tax-Free Money Market Fund, the Select Shares of U.S. Treasury Fund and Cash Management Fund, and the Premier Shares of U.S. Treasury Fund were not offered for sale. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (Rule 12b-1 of the 1940 Act) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Fair Value Measurements:

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical assets

●	Level 2 – other observable significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a significant decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly. In cases where market prices for portfolio securities are not readily available or where prices provided by pricing services are believed not to reflect current value, a Pricing Committee established by the Board of Trustees (the “Board”) determines in good faith, subject to Trust procedures, the fair value of such portfolio securities. Examples of the types of securities that may be fair valued include securities halted or suspended from trading, thinly traded or illiquid securities, high-yield securities and fixed-income securities held in amounts less than their normal unit of trading

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 28, 2014
(Unaudited)

The following is a summary categorization, as of February 28, 2014, of each Fund’s investments based on the inputs used in determining the value of such investments:

Fund	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total

U.S. Treasury Fund
U.S. Treasury Obligations	$—	$224,883,459	$—	$224,883,459
Repurchase Agreements	—	800,000,000	—	800,000,000
Total Investments	—	1,024,883,459	—	1,024,883,459

Cash Management Fund
Certificates of Deposit	—	115,000,439	—	115,000,439
Commercial Paper	—	337,342,268	—	337,342,268
U.S. Government Agency Securities	—	237,065,107	—	237,065,107
Repurchase Agreements	—	476,000,000	—	476,000,000
Time Deposit	—	10,843,746	—	10,843,746
Total Investments	—	1,176,251,560	—	1,176,251,560

Tax-Free Money Market Fund
Municipal Bonds	—	269,243,546	—	269,243,546
Municipal Commercial Paper2	—	30,395,000	—	30,395,000
Investment Companies	4,686,678	—	—	4,686,678
Total Investments	4,686,678	299,638,546	—	304,325,224

Intermediate Tax-Free Bond Fund
Municipal Bonds	—	35,275,619	—	35,275,619
Investment in Affiliates	1,019,462	—	—	1,019,462
Total Investments	1,019,462	35,275,619	—	37,188,441

Short-Term Income Fund
Asset Backed Securities	—	11,865,879	—	11,865,879
Mortgage Backed Securities3	—	41,696,534	—	41,696,534
Corporate Bonds1	—	14,315,697	—	14,315,697
Municipal Bonds2	—	3,363,343	—	3,363,343
U.S. Government Agency Securities	—	9,699,442	—	9,699,442
U.S. Treasury Obligations	—	65,310,922	—	65,310,922
Investment in Affiliates	9,808,566	—	—	9,808,566
Total Investments	9,808,566	146,251,817	—	156,060,383

Intermediate Bond Fund
Asset Backed Securities	—	2,292,933	—	2,292,933
Mortgage Backed Securities3	—	7,494,713	—	7,494,713
Corporate Bonds1	—	4,793,329	—	4,793,329
Taxable Municipal Bonds2	—	420,845	—	420,845
U.S. Government Agency Securities	—	3,645,073	—	3,645,073
U.S. Treasury Obligations	—	23,152,823	—	23,152,823
Investment in Affiliates	4,027,561	—	—	5,137,470
Total Investments	4,027,561	57,653,618	—	62,791,088

Bond Fund
Asset Backed Securities	—	1,080,278	—	1,080,278
Mortgage Backed Securities3	—	18,401,041	—	18,401,041
Corporate Bonds1	—	5,642,628	—	5,642,628
Taxable Municipal Bonds2	—	659,393	—	659,393
U.S. Government Agency Securities	—	8,717,455	—	8,717,455
U.S. Treasury Obligations	—	23,152,823	—	23,152,823
Investment in Affiliates	5,137,470	—	—	5,137,470
Total Investments	5,137,470	57,653,618	—	62,791,088

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 28, 2014
(Unaudited)

Fund	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Balanced Fund
Common Stocks1	$35,537,351	$—	$—	$35,537,351
Asset Backed Securities	—	1,633,519	—	1,633,519
Mortgage Backed Securities3	—	10,157,285	—	10,157,285
Corporate Bonds1	—	1,750,930	—	1,750,930
Taxable Municipal Bonds2	—	267,914	—	267,914
U.S. Government Agency Securities	—	4,392,944	—	4,392,944
U.S. Treasury Obligations	—	9,067,635	—	9,067,635
Investment Companies	2,844,964	—	—	2,844,964
Investment in Affiliates	2,678,341	—	—	2,678,341
Total Investments	41,060,656	27,270,227	—	68,330,883

U.S. Large Cap Equity Fund
Common Stocks1	33,498,795	—	—	33,498,795
Investment in Affiliates	589,735	—	—	589,735
Total Investments	41,060,656	—	—	41,060,656

Opportunistic Fund
Common Stocks1	12,261,071	—	—	12,261,071
Convertible Bonds1	—	1,404,197	—	1,404,197
Investment Companies	761,444	—	—	761,444
Investment in Affiliates	999,338	—	—	999,338
Total Investments	14,021,853	1,404,197	—	14,021,853

World Energy Fund
Common Stocks1	8,142,372	—	—	8,142,372
Corporate Bonds1	—	2,275,384	—	2,275,384
Investment in Affiliates	1,212,477	—	—	1,212,477
Total Investments	9,354,849	2,275,384	—	11,630,233

1	Please see the Schedule of Portfolio Investments for Industry classification.
2	Please see the Schedule of Portfolio Investments for State classification.
3	Please see the Schedule of Portfolio Investments for Mortgage Backed Securities classification.

The Funds determine transfers between fair value hierarchy levels based on valuations at the reporting period end. There were no transfers between Levels 1 and 2 as of February 28, 2014, based on levels assigned to securities on August 31, 2013.

Securities Valuation:

The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization or accretion to maturity of any discount or premium, respectively, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the investment. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The following is an overview of how securities are valued in the Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, Balanced Fund, U.S. Large Cap Equity Fund, Opportunistic Fund and World Energy Fund (the “Variable Net Asset Value Funds”).

Equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price). If there have been no sales for the day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded. Equity securities are typically categorized as Level 1 in the fair value hierarchy.

Fixed-income securities are valued using matrix pricing as determined by an independent pricing service approved by the Board. Fixed-income securities are valued using various inputs including new issue data, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy. In addition to the inputs noted for fixed-income securities, asset-backed and mortgage-backed securities are valued using principal payment and collateral performance information, and are typically categorized as Level 2 in the fair value hierarchy.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 28, 2014
(Unaudited)

Short-term fixed-income securities purchased with 60 days or fewer to maturity and of sufficient credit quality are generally valued at amortized cost, which approximates current value, and are typically categorized as Level 2 in the fair value hierarchy.

Open-end mutual fund investments are valued at the most recently calculated net asset value, and are typically categorized as Level 1 in the fair value hierarchy.

Repurchase agreements are valued at original cost, and are typically categorized as Level 2 in the fair value hierarchy.

Exchange-traded options are valued at the closing price from the exchange, and are typically categorized as Level 1 in the fair value hierarchy.

Purchased Options:

Each of the Funds, except U.S. Treasury Fund, may purchase options to hedge (or reduce) its exposure to a portfolio asset or risk, to obtain leverage for the portfolio, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes. An option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Options purchased by the Fund will be valued at the last sale price, or in the absence of such a price, at the latest available bid price. The Funds may also purchase index options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing value of the securities index upon which the option is based is greater than the exercise price of the option.

Purchasing options is a specialized investment technique that entails the possibility of a complete loss of the amounts paid as premiums to writers of options. Each of the Funds will purchase options and index options only when its total investment in such options immediately after such purchase will not exceed 5% of its total assets.

Any realized and unrealized gains and losses on purchased options contracts are included in “Net realized gains/(losses) from investment transactions” and “Change in unrealized appreciation/(depreciation) on investments,” respectively, on the Statements of Operations. Realized and unrealized gains/ (losses) on purchased options for the Opportunistic Fund for the period ending February 28, 2014 were $(44,052) and $(22,301), respectively. Opportunistic Fund engaged in limited purchased options activity during the period ending February 28, 2014. Opportunistic Fund’s average monthly fair value of purchased options as a percentage of average net assets was less than 1%. The Fund purchased options to hedge against its stock positions.

As of February 28, 2014, the Opportunistic Fund held no purchased options.

Security Transactions and Related Income:

For all purposes other than financial reporting, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold to the net sales proceeds.

Restricted Securities:

A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. At February 28, 2014, Cash Management Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund and Balanced Fund held restricted securities comprising 21.0%, 4.4%, 7.5%, 3.6% and 0.7% of net assets, respectively. The restricted securities held as of February 28, 2014 are identified below:

Security	Acquisition Date	Acquisition Cost	Principal Amount	Amortized Cost
Cash Management Fund:
Australia & New Zealand Banking Group, 0.18%, 4/17/14	11/20/13	$29,978,416	$30,000,000	$29,993,147
Chevron Corp., 0.09%, 3/6/14	12/05/13	29,993,175	30,000,000	29,999,628
Coca-Cola Co., 0.19%, 9/5/14	02/14/14	14,983,929	15,000,000	14,985,117
National Australia Funding, 0.25%, 5/16/14	08/19/13	29,943,750	30,000,000	29,984,167
Nestle Capital Corp., 0.17%, 9/11/14	01/14/14	29,966,000	30,000,000	29,972,517
Nordea Bank AB, 0.22%, 6/3/14	12/09/13	29,968,467	30,000,000	29,983,158
Procter & Gamble Co., 0.09%, 5/28/14	02/24/14	22,494,769	22,500,000	22,495,050
Total Capital Canada, Ltd., 0.21%, 4/11/14	07/16/13	29,952,925	30,000,000	29,992,825
Wal-Mart Stores, Inc., 0.04%, 3/3/14	02/25/14	29,999,800	30,000,000	29,999,933
Westpac Banking Corp., 0.30%, 12/29/14	01/06/14	19,940,667	20,000,000	19,949,500
Westpac Banking Corp., 0.13%, 3/25/14	01/09/14	9,997,292	10,000,000	9,999,133

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 28, 2014
 (Unaudited)

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Short-Term Income Fund:
Alesco Preferred Funding Ltd., Series 8A, Class C2, 1.60%, 12/23/35	07/24/07	$1,050,850	$1,155,146	$433,179
Castle Trust, Series 2003-1A, Class A2, 5.36%, 5/15/27	12/14/12	1,271,092	958,183	958,782
Citigroup Mortgage Loan Trust, Inc., Series 2009-5, Class 6A1, 6.00%, 2/25/37	12/14/09	247,825	210,152	215,477
Credit Suisse Mortgage Capital Certificates, Series 2009-2R, Class 2A5, 2.19%, 6/26/37	03/30/10	438,340	426,569	426,108
Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.63%, 7/27/36	06/19/12	518,481	559,145	554,826
GS Mortgage Securities Corp., Series 2009-3R, Class 2A1, 3.08%, 7/25/35	06/21/12	326,181	317,431	315,732
JPMorgan Re-REMIC, Series 2009-7, Class 8A1, 4.43%, 1/27/47	10/01/09	103,501	89,913	90,255
JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37	09/02/09	197,206	182,720	191,749
JPMorgan Re-REMIC, Series 2009-7, Class 5A1, 6.00%, 2/27/37	08/31/11	327,778	288,723	298,673
JPMorgan Re-REMIC, Series 2009-5, Class 2A1, 1.86%, 1/26/37	09/01/10	174,248	165,225	165,697
JPMorgan Re-REMIC, Series 2009-7, Class 2A1, 6.00%, 2/27/37	12/14/10	1,025,022	949,101	977,606
MetLife Global Funding I, 1.70%, 6/29/15	06/26/12	999,210	1,000,000	1,014,331
Nations Equipment Finance Funding LLC, Series 2013-1A, Class A, 1.70%, 11/20/16	06/13/13	917,680	725,501	725,501
Preferred Term Securities IX, 2.05%, 4/3/33, Callable 4/3/33 @ 100	03/17/03	500,000	500,000	312,500
Preferred Term Securities V, 2.35%, 4/3/32, Callable 4/3/33 @ 100	09/14/06	305,890	329,006	82,251
Preferred Term Securities XXIII, 0.08%, 12/22/36	05/03/10	398,411	406,542	6,098
RAAC, Series 2006-RP1, Class A3, 0.46%, 10/25/45	06/19/12	98,555	89,312	88,098

Intermediate Bond Fund:
Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37	08/04/08	176,336	922,120	55,327
Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.40%, 12/23/37	11/27/07	532,074	700,539	42,032
Castle Trust, Series 2003-1A, Class A2, 5.36%, 5/15/27	12/14/12	142,597	138,067	138,153
JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23	08/27/10	500,000	500,000	515,553
Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 7.00%, 10/25/40	06/02/06	71,207	71,207	68,077
Preferred Term Securities IX, 2.05%, 4/3/33, Callable 4/3/33 @ 100	03/18/03	500,000	500,000	312,500
Preferred Term Securities XI, Class B-1, 1.84%, 9/24/33, Callable 9/24/33 @ 100	09/12/03	500,000	500,000	297,500
Preferred Term Securities XX, Class B-2, 0.69%, 3/22/38, Callable 4/10/14 @ 100	12/21/07	880,319	973,987	594,132
Preferred Term Securities XXIII, 0.08%, 12/22/36	05/03/10	398,411	406,542	6,098
Preferred Term Securities XXVI, Series B-2, 0.80%, 9/22/37, Callable 4/14/14 @ 100	11/08/07	961,667	1,216,023	608,012

Bond Fund:
Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37	08/04/08	176,336	922,120	55,327
Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.40%, 12/23/37	11/27/07	409,287	538,876	32,333
Castle Trust, Series 2003-1A, Class A2, 5.36%, 5/15/27	12/14/12	150,659	145,872	145,963
JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23	08/27/10	750,000	750,000	773,330
JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37	09/02/09	72,484	75,504	79,235
Preferred Term Securities IX, Series 144, 2.05%, 4/3/33, Callable 4/14/14 @ 100	03/18/03	1,000,000	1,000,000	625,000
Preferred Term Securities XI, Class B-1, 1.84%, 9/24/33, Callable 9/24/33 @ 100	09/12/03	500,000	500,000	297,500
Preferred Term Securities XXIII, 0.08%, 12/22/36	05/03/10	199,206	203,271	3,049
Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31	11/17/09	131,472	161,315	157,245

Balanced Fund:
Castle Trust, Series 2003-1A, Class A2, 5.36%, 5/15/27	12/14/12	104,571	101,249	101,312
Credit Suisse Mortgage Capital Certificates, Series 2009, 5.53%, 5/26/37	04/26/10	163,539	163,538	170,559
JPMorgan Re-REMIC, Series 2009-7, Class 5A1, 6.00%, 2/27/37	04/28/10	75,746	76,512	79,148
Preferred Term Securities XX, Class B-2, 0.69%, 3/22/38, Callable 4/10/14 @ 100	12/21/07	176,064	194,797	118,826
Preferred Term Securities XXIII, 0.08%, 12/22/36	05/03/10	119,523	121,963	1,829
Regional Diversified Funding, 1.56%, 1/25/36	01/09/07	264,734	273,097	8,193

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 28, 2014
(Unaudited)

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers that Cavanal Hill Investment Management, Inc. deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

Distributions to Shareholders:

Distributions from net investment income are declared daily and paid monthly for the Money Market Funds, Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund and Bond Fund. Distributions from net investment income are declared and paid quarterly for the Balanced Fund, U.S. Large Cap Equity Fund, Opportunistic Fund and World Energy Fund. Net realized capital gains, if any, are declared and distributed at least annually.

The character of income and gains distributed is determined in accordance with income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent that these differences are permanent in nature (e.g., reclassification of bond discount and premium, gain/loss on principal payments from mortgage-backed securities, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. To the extent that distributions from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Allocations:

Expenses that directly relate to a specific Fund are charged directly to that Fund. Class-specific expenses are charged directly to the class incurring the expense. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets or another appropriate method. Income, expenses (other than expenses attributable to a specific share class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

The Funds reserve the right to make payment in securities rather than cash, known as “redemption in kind.” This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund’s net assets). A Fund will recognize a gain on the redemption in kind to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities and, conversely, a Fund will recognize a loss if cost exceeds value. Gains and losses realized on the redemption in kind are not recognized for tax purposes and are reclassified from accumulated net realized gain/loss to additional paid-in capital. During the year ended August 31, 2013, the Opportunistic Fund realized $5,959 of net loss on $219,438 of redemption in kind.

3.	Related Party Transactions:

Cavanal Hill Investment Management, Inc. (the “Adviser”), a wholly-owned subsidiary of BOKF, NA (“BOK”), serves as the Funds’ investment adviser. Under the terms of the Investment Advisory Agreement between the Adviser and the Trust, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund according to the following schedule:

Fund	Annual Advisory Fee (as a percentage of net assets)	Annual Advisory Fee Waivers*
U.S. Treasury Fund	0.15%	0.10%
Cash Management Fund	0.15%	0.10%
Tax-Free Money Market Fund	0.15%	0.10%
Intermediate Tax-Free Bond Fund	0.55%	0.35%
Short-Term Income Fund	0.55%	0.40%
Intermediate Bond Fund	0.55%	0.35%
Bond Fund	0.55%	0.35%
Balanced Fund	0.74%	0.39%
U.S. Large Cap Equity Fund	0.69%	0.29%
Opportunistic Fund	1.35%**	0.00	%***
World Energy Fund	0.70%**	0.10	%***

*	Contractual fee waivers are in place through February 28, 2015 and may be terminated or modified only with the approval of the Funds’ Board.
**
Effective February 28, 2014, the Adviser contractually agreed to waive or assume certain expenses through February 28, 2015 so that the expenses for each Class, excluding class-specific fees, do not exceed 1.52%. From September 1, 2013 to February 27, 2014, expenses for each Class, excluding class-specific expenses, were limited to 1.64%.

***	The Adviser contractually agreed to waive or assume certain expenses through February 28, 2015, so that the expenses for each class, excluding class-specific fees, do not exceed 1.15%

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 28, 2014
(Unaudited)

The Adviser serves as the Funds’ administrator. Under the terms of the Administration Agreement between the Adviser and the Trust, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund according to the following schedule:

Fund	Annual Administration Fee (as a percentage of net assets)	Annual Administration Fee Waivers*
U.S. Treasury Fund	0.12%	0.07%
Cash Management Fund	0.12%	0.07%
Tax-Free Money Market Fund	0.12%	0.10%
Intermediate Tax-Free Bond Fund	0.20%	0.10%
Short-Term Income Fund	0.20%	0.10%
Intermediate Bond Fund	0.20%	0.10%
Bond Fund	0.20%	0.10%
Balanced Fund	0.20%	0.10%
U.S. Large Cap Equity Fund	0.20%	0.10%
Opportunistic Fund	0.20%	0.10%
World Energy Fund	0.20%	0.10%

*
Except for Opportunistic Fund and World Energy Fund, contractual fee waivers are in place through December 31, 2014. Contractual fee waivers are in place through February 28, 2015 for Opportunistic Fund and World Energy Fund. Such waivers may be terminated or modified only with the approval of the Funds’ Board.

Under a Sub-Administration Agreement, the Administrator pays Citi Fund Services Ohio, Inc. (“Citi”) to perform certain administrative duties for the Trust. For these services, the Administrator pays Citi an annual fee based on the average daily net assets of the Trust as follows, which is subject to an annual minimum fee equal to the number of Funds multiplied by $42,500.

Asset Breakpoints:	Rate
For the first $2 billion	0.0250%
For the next $2 billion	0.0125%
Over $4 billion	0.0100%

In addition, the Administrator pays Citi for certain reporting and typesetting services. Fees paid to Citi by the Administrator for sub-administration services are paid out of its administration fees and are not an additional charge to the Funds.

BOK serves the Trust as custodian for which it is paid a fee of up to 0.01% of each Fund’s average daily net assets. As custodian, BOK is also entitled to any out-of-pocket expenses incurred. For the period ended February 28, 2014, BOK voluntarily waived $38,527, $10,924 and $14,489 of its fee received from the U.S. Treasury Fund, Cash Management Fund and Tax-Free Money Market Fund, respectively.

Citi also serves the Trust as transfer agent and fund accountant and makes an employee available to serve as the Funds’ Chief Compliance Officer (the “CCO”). The fees for these services are covered under the Fund Accounting Agreement. For these services, the Funds pay Citi an annual fee based on the average daily net assets of the Trust as follows:

Asset Breakpoints: *	Rate
For the first $2 billion	0.0350%
For the next $2 billion	0.0275%
Over $4 billion	0.0200%

*	Trust net assets exclude any Fund that commenced operations after July 1, 2011.

In addition, the Funds pay Citi out-of-pocket expenses and certain fixed-dollar fees based on the number of funds and share classes that commenced operations after July 1, 2011. The Trust is subject to an annual minimum fee, under the Fund Accounting Agreement, equal to the number of funds multiplied by $67,500.

Certain officers of the Trust are affiliated with Citi, the Adviser, the Distributor (see below) and/or BOK. These persons are paid no fees directly by the Trust for serving as officers of the Trust.

BOSC, Inc. (“BOSC” or the “Distributor”), an affiliate of the Adviser and BOK, is the Distributor of the Funds pursuant to a Distribution Agreement between the Trust and BOSC. The Trust has adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds are authorized to pay or reimburse BOSC a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of the Administrative, Investor, Service and A Shares, 0.50% of the Premier Shares, and 1.00% of the C Shares, and may be used by BOSC to pay banks, including BOK, broker dealers and other institutions. For the period ending February 28, 2014, BOSC received $3,903 and BOK received $381,733 from the Distributor. BOSC has contractually agreed to waive 0.15% of such fee paid by the Service Shares, 0.45% of such fee paid by the Premier Shares and 0.13% of such fee paid by the Administrative Shares of the Cash Management Fund through December 31, 2014.

The Funds have entered into shareholder servicing agreements with various service organizations. Services included in the servicing agreements are assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Shareholder servicing fees are incurred on a class level basis (where applicable). In

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 28, 2014
(Unaudited)

consideration for these services, the service organizations received a fee from the Funds, computed daily and paid monthly, at an annual rate up to 0.25% for the Administrative, Institutional, Investor, Select, Service, Premier Shares and C Shares and up to 0.10% for the A Shares of the average daily net assets of the Funds’ shares held by the service organizations’ customers. For the period ending February 28, 2014, BOSC and BOK received net shareholder servicing fees of $4,791 and $1,010,245, respectively. For shareholder purchases made through BOSC and BOK, such affiliates have contractually agreed to waive 0.25%, 0.15%, 0.17% and 0.25% of such fees paid by the Select, Service, Institutional and Premier Shares, respectively, of the Money Market Funds and 0.25%, 0.25%, 0.10% and 25% of such fees paid by the Institutional, Investor, A, and C Shares, respectively, of the Variable Net Asset Value Funds through February 28, 2014.

From time to time, fees may be reduced or reimbursed in order to assist one or more of the Funds in maintaining more competitive expense ratios. Fee reductions by the Funds’ service providers are contractual as disclosed in the Funds’ statutory prospectus. Voluntary fee reductions and waivers may also occur on an ad hoc basis. None of the fee waivers are subject to recoupment in subsequent fiscal periods and voluntary fee reductions and waivers may be terminated at any time.

Affiliated Transactions:

A summary of each Fund’s investment in an affiliated money market fund (Tax-Free Money Market Fund, Institutional Class) for the period ended February 28, 2014 is noted below:

Fund	Fair Value 8/31/13	Purchases	Sales	Fair Value 2/28/14	Income
Intermediate Tax-Free Bond Fund	$1,019,462	$4,346,652	$(3,453,292)	$1,912,822	$—

A summary of each Fund’s investment in an affiliated money market fund (Cash Management Fund, Institutional Class) for the period ended February 28, 2014 is noted below:

	Fair Value			Fair Value
Fund	8/31/13	Purchases	Sales	2/28/14	Income
Short-Term Income Fund	$6,390,779	$42,948,281	$(39,530,494)	$9,808,566	$559
Intermediate Bond Fund	4,209,716	8,000,377	(8,182,532)	4,027,561	101
Bond Fund	3,179,105	15,962,035	(14,003,670)	5,137,470	295
Balanced Fund	5,473,176	9,189,310	(11,984,145)	2,678,341	135
U.S. Large Cap Equity Fund	613,234	4,176,091	(4,199,590)	589,735	21
Opportunistic Fund	583,983	10,206,826	(9,791,471)	999,338	47
World Energy Fund	—	7,655,287	(6,442,810)	1,212,477	14

4.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities and long-term U.S. government securities) for the period ending February 28, 2014 were as follows:

Fund	Purchases	Sales
Intermediate Tax-Free Bond Fund	$—	$2,020,000
Short-Term Income Fund	24,140,450	25,038,045
Intermediate Bond Fund	1,945,078	2,691,295
Bond Fund	3,027,788	3,375,047
Balanced Fund	15,947,057	17,526,229
U.S. Large Cap Equity Fund	17,515,734	19,123,160
Opportunistic Fund	12,971,796	9,594,408
World Energy Fund	10,389,788	340,013

Purchases and sales of long-term U.S. government securities for the period ending February 28, 2014 were as follows:

Fund	Purchases	Sales
Short-Term Income Fund	$20,827,687	$4,745,143
Intermediate Bond Fund	2,202,250	1,578,953
Bond Fund	11,766,734	1,834,499
Balanced Fund	3,703,861	3,500,178

5.	Credit Risk and Other Risk Considerations:

The Tax-Free Money Market Fund and Intermediate Tax-Free Bond Fund invest primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry, sector or locale.

The Short-Term Income Fund, Intermediate Bond Fund, Bond Fund and Balanced Fund are each invested in mortgage-related, fixed-income instruments. Mortgage-backed securities are subject to prepayment risk and credit risk of mortgagors and may be sensitive to changes in prevailing interest rates. When interest rates rise, the value of fixed-income securities generally declines.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 28, 2014
(Unaudited)

The World Energy Fund’s concentration is securities in energy-related industries may present more risks than would be the case with funds that diversify investments in numerous industries and sectors of the economy. Energy-related securities can be significantly affected by events relating to political developments, energy conservation, commodity prices, and tax and government regulations.

6.	Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management has reviewed tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last three tax year ends and any interim tax period since then, as applicable). Management has determined that there are no uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

At February 28, 2014, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Appreciation/ (Depreciation)
Intermediate Tax-Free Bond	$35,039,083	$2,218,152	$(68,794)	$2,149,358
Short-Term Income Fund	160,081,926	1,199,020	(5,220,563)	(4,021,543)
Intermediate Bond Fund	37,948,617	997,260	(3,752,928)	(2,755,668)
Bond Fund	65,195,476	1,418,513	(3,822,901)	(2,404,388)
Balanced Fund	58,501,211	11,414,551	(1,584,879)	9,829,672
U.S. Large Cap Equity Fund	26,019,025	8,139,258	(69,753)	8,069,505
Opportunistic Fund	14,419,906	1,143,865	(137,721)	1,006,144
World Energy Fund	11,247,437	422,412	(39,616)	382,796

The tax characteristics of distributions paid to shareholders during the fiscal years ending August 31, 2013 and 2012 were as follows:

	Distributions Paid From:
2013	Net Investment Income	Net Long- Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
U.S. Treasury Fund	$63,930	$—	$63,930	$—	$63,930
Cash Management Fund	94,891	—	94,891	—	94,891
Tax-Free Money Market Fund	400	407	807	57,618	58,425
Intermediate Tax-Free Bond Fund	16,785	5,913	22,698	1,090,957	1,113,655
Short-Term Income Fund	2,143,410	—	2,143,410	—	2,143,410
Intermediate Bond Fund	585,155	—	585,155	—	585,155
Bond Fund	1,345,138	—	1,345,138	—	1,345,138
Balanced Fund	1,400,133	1,154,607	2,554,740	—	2,554,740
U.S. Large Cap Equity Fund	320,821	44,550	365,371	—	365,371
Opportunistic Fund	51,038	10,238	61,276	—	61,276

* Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

	Distributions Paid From:
2012	Net Investment Income	Net Long- Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
U.S. Treasury Fund	$70,208	$—	$70,208	$—	$70,208
Cash Management Fund	76,506	—	76,506	—	76,506
Tax-Free Money Market Fund	472	1,671	2,143	117,096	119,239
Intermediate Tax-Free Bond Fund	1,028	218,960	219,988	1,144,636	1,364,624
Short-Term Income Fund	2,596,013	—	2,596,013	—	2,596,013
Intermediate Bond Fund	804,209	—	804,209	—	804,209
Bond Fund	1,725,069	—	1,725,069	—	1,725,069
Balanced Fund	1,513,714	—	1,513,714	—	1,513,714
U.S. Large Cap Equity Fund	304,829	—	304,829	—	304,829
Opportunistic Fund	2,456		2,456		2,456

* Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

CAVANAL HILL FUNDS

Notes to Financial Statements, Concluded
February 28, 2014
(Unaudited)

As of August 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income/Tax- Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable*	Accumulated Capital and Other Losses**	Unrealized Appreciation/ (Depreciation)***	Total Accumulated Earnings/(Deficit)
U.S. Treasury Fund	$6,303	$—	$6,303	$(2,155)	$—	$—	$4,148
Cash Management Fund	4,395	—	4,395	(4,862)	(773,673)	—	(774,140)
Tax-Free Money Market Fund	1,399	241	1,640	(1,386)	—	—	254
Intermediate Tax-Free Bond Fund	76,029	71,572	147,601	(80,157)	—	1,339,951	1,407,395
Short-Term Income Fund	158,127	—	158,127	(93,588)	(19,248,801)	(5,826,049)	(25,010,311)
Intermediate Bond Fund	37,458	—	37,458	(16,593)	(7,492,209)	(3,677,722)	(11,149,066)
Bond Fund	50,809	—	50,809	(61,566)	(428,446)	(3,506,067)	(3,945,269)
Balanced Fund	765,031	3,060,524	3,825,555	—	—	6,294,842	10,120,398
U.S. Large Cap Equity Fund	275,736	3,305,176	3,580,912	—	—	5,463,529	9,044,441
Opportunistic Fund	546,255	30,724	576,979	—	(1,312)	(38,760)	536,907

*	Distributions payable may differ from that disclosed in the Statements of Assets and Liabilities because distributions are recognized when actually paid for tax purposes.
**	See below for post-October losses and capital loss carryforwards.
***
The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts.

Under current tax laws, net capital losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. As of August 31, 2013, the Funds’ deferred post-October capital losses were as follows:

Fund	Post-October Capital Losses
Short-Term Income Fund	$60,463
Intermediate Bond Fund	156,829
Bond Fund	62,251
Opportunistic Fund	1,312

At August 31, 2013, the following Funds had capital loss carryforwards as summarized in the tables below.

Fund	Amount	Expires
Cash Management Fund	$19,115	2015
Cash Management Fund	96,738	2017
Cash Management Fund	107,078	2018
Cash Management Fund	550,617	2019
Short-Term Income Fund	1,068,319	2014
Short-Term Income Fund	37,616	2015
Short-Term Income Fund	115,480	2016
Short-Term Income Fund	11,477,199	2017
Short-Term Income Fund	3,730,873	2018
Short-Term Income Fund	173,448	2019
Intermediate Bond Fund	2,246,538	2017
Intermediate Bond Fund	3,244,666	2018

Capital loss carryforwards not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount	Total
Cash Management Fund	$125	$—	$125
Short-Term Income Fund	—	2,585,403	2,585,403
Bond Fund	2,679	363,516	366,195
Intermediate Bond Fund	—	1,844,176	1,844,176

To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders. Capital loss carryforwards that are not subject to expiration must be utilized before those that are subject to expiration. During the year ending August 31, 2013, Cash Management Fund and U.S. Treasury Fund utilized $ 1,508 and $ 2,298, respectively, of net capital loss carryforwards.

7.	Subsequent Events:

Management has evaluated subsequent events through the date these financial statements were issued and there are no subsequent events to report.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:		Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions
U.S. Treasury Fund
Administrative Shares
Six Months Ended February 28, 2014 (unaudited)	$1.000	$—	$—	$—	$—	$—
Year Ended August 31, 2013	1.000	—	—	—	—	—
Year Ended August 31, 2012	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2009	1.000	0.001	0.001	(0.001)	—	(0.001)

Service Shares
Six Months Ended February 28, 2014 (unaudited)	1.000	—	—	—	—	—
Year Ended August 31, 2013	1.000	—	—	—	—	—
Year Ended August 31, 2012	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2009	1.000	0.001	0.001	(0.001)	—	(0.001)

Institutional Shares
Six Months Ended February 28, 2014 (unaudited)	1.000	—	—	—	—	—
Year Ended August 31, 2013	1.000	—	—	—	—	—
Year Ended August 31, 2012	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2009	1.000	0.001	0.001	(0.001)	—	(0.001)

Cash Management Fund
Administrative Shares
Six Months Ended February 28, 2014 (unaudited)	1.000	—	—	—	—	—
Year Ended August 31, 2013	1.000	—	—	—	—	—
Year Ended August 31, 2012	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2009	1.000	0.004	0.004	(0.004)	—	(0.004)

Institutional Shares
Six Months Ended February 28, 2014 (unaudited)	1.000	—	—	—	—	—
Year Ended August 31, 2013	1.000	—	—	—	—	—
Year Ended August 31, 2012	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	0.002	0.002	(0.002)	—	(0.002)
Year Ended August 31, 2009	1.000	0.007	0.007	(0.007)	—	(0.007)

Premier Shares
Six Months Ended February 28, 2014 (unaudited)	1.000	—	—	—	—	—
September 17, 2012(f) through August 31, 2013	1.000	—	—	—	—	—

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)
During the period, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. This amount was included in the statement of operations as other income to the Fund. Had such settlement not occurred, the ratios of net investment income to average net assets and total returns for Administrative, Service and Institutional Shares of the U.S. Treasury Fund would have been 0.01%, 0.01%, 0.01%, and 0.05%, 0.05%, 0.05%, respectively.

(e)
During the period, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. This amount was included in the statement of operations as other income to the Fund. Had such settlement not occurred, the ratios of net investment income to average net assets and total returns for the Administrative and Institutional Shares of the Cash Management Fund would have been 0.01%, 0.12% and 0.02%, 0.13%, respectively.

(f)	Commencement of operations.

Amounts designated as “ – ” are $0 or have been rounded to $0.

See notes to financial statements.

CAVANAL HILL FUNDS

				Ratios/Supplemental Data: (b)

Net Asset Value, End of Period	Total Return (a)		Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Gross Expenses to Average Net Assets (c)

$1.000	0.00%		$877,453	0.07%	—%		0.86%
1.000	0.01%		822,664	0.11%	0.01%		0.86%
1.000	0.01%		788,180	0.09%	0.01%		0.86%
1.000	0.01%		825,388	0.15%	0.01%		0.87%
1.000	0.13%	(d)	526,943	0.20%	0.09%	(d)	0.85%
1.000	0.07%		504,418	0.29%	0.08%		0.88%

1.000	0.00%		33,678	0.07%	—%		0.86%
1.000	0.01%		39,921	0.10%	0.01%		0.86%
1.000	0.01%		40,533	0.09%	0.01%		0.86%
1.000	0.01%		33,292	0.16%	0.01%		0.87%
1.000	0.13%	(d)	40,385	0.20%	0.08%	(d)	0.86%
1.000	0.10%		107,700	0.26%	0.12%		0.89%

1.000	0.00%		115,258	0.07%	—%		0.61%
1.000	0.01%		185,370	0.10%	0.01%		0.61%
1.000	0.01%		148,421	0.09%	0.01%		0.61%
1.000	0.01%		178,898	0.16%	0.01%		0.62%
1.000	0.14%	(d)	200,536	0.20%	0.09%	(d)	0.61%
1.000	0.12%		320,914	0.24%	0.14%		0.63%

1.000	0.00%		633,222	0.09%	0.01%		0.86%
1.000	0.01%		613,298	0.12%	0.01%		0.86%
1.000	0.01%		466,990	0.12%	0.01%		0.86%
1.000	0.01%		436,984	0.24%	0.01%		0.87%
1.000	0.11%	(e)	462,414	0.39%	0.08%	(e)	0.86%
1.000	0.39%		649,605	0.62%	0.38%		0.92%

1.000	0.00%		543,424	0.09%	0.01%		0.61%
1.000	0.01%		570,786	0.12%	0.01%		0.61%
1.000	0.01%		461,016	0.12%	0.01%		0.61%
1.000	0.02%		424,264	0.23%	0.02%		0.62%
1.000	0.22%	(e)	446,334	0.27%	0.20%	(e)	0.61%
1.000	0.69%		416,940	0.32%	0.74%		0.67%

1.000	0.00%		128	0.09%	0.01%		1.11%
1.000	0.02%		219	0.10%	0.01%		1.11%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:		Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions
Tax-Free Money Market Fund
Administrative Shares
Six Months Ended February 28, 2014 (unaudited)	$1.000	$—	$—	$—	$—	$—
Year Ended August 31, 2013	1.000	—	—	—	—	—
Year Ended August 31, 2012	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	—	—	—	—	—
Year Ended August 31, 2009	1.000	0.007	0.007	(0.007)	—	(0.007)

Institutional Shares
Six Months Ended February 28, 2014 (unaudited)	1.000	—	—	—	—	—
Year Ended August 31, 2013	1.000	—	—	—	—	—
Year Ended August 31, 2012	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2009	1.000	0.010	0.010	(0.010)	—	(0.010)

Select Shares
Six Months Ended February 28, 2014 (unaudited)	1.000	—	—	—	—	—
Year Ended August 31, 2013	1.000	—	—	—	—	—
Year Ended August 31, 2012	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2010	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2009	1.000	0.011	0.011	(0.011)	—	(0.011)

Premier Shares
Six Months Ended February 28, 2014 (unaudited)	1.000	—	—	—	—	—
September 17, 2012(d) through August 31, 2013	1.000	—	—	—	—	—

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

CAVANAL HILL FUNDS

			Ratios/Supplemental Data: (b)
				Ratio of Net
			Ratio of Net	Investment	Ratio of Gross
Net Asset			Expenses to	Income (Loss)	Expenses to
Value, End	Total	Net Assets End	Average Net	to Average Net	Average Net
of Period	Return (a)	of Period (000s)	Assets	Assets	Assets (c)

$ 1.000	0.00%	$ 1,681	0.07%	0.01%	0.87%
1.000	0.01%	3,639	0.14%	0.01%	0.87%
1.000	0.01%	9,441	0.17%	0.01%	0.86%
1.000	0.01%	6,303	0.26%	0.05%	0.94%
1.000	0.01%	17,051	0.27%	0.07%	0.89%
1.000	0.67%	71,197	0.64%	0.26%	0.93%

1.000	0.00%	19,977	0.07%	0.00%	0.62%
1.000	0.01%	28,518	0.12%	0.01%	0.62%
1.000	0.01%	10,843	0.17%	0.02%	0.61%
1.000	0.03%	19,734	0.24%	0.07%	0.68%
1.000	0.06%	39,568	0.25%	0.09%	0.65%
1.000	1.04%	37,267	0.28%	0.92%	0.70%

1.000	0.00%	282,785	0.07%	0.00%	0.62%
1.000	0.01%	286,119	0.13%	0.01%	0.62%
1.000	0.03%	416,443	0.15%	0.04%	0.61%
1.000	0.09%	325,261	0.18%	0.13%	0.68%
1.000	0.14%	364,453	0.15%	0.18%	0.65%
1.000	1.12%	471,079	0.20%	1.08%	0.70%

1.000	0.00%	11	0.07%	0.00%	1.12%
1.000	0.03%	10	0.11%	0.01%	1.12%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From
		Operations:				Less Dividends From:
				Net Realized
				and			Distributions
		Net		Unrealized		Dividends	from Net
	Net Asset Value,	Investment		Gains	Total from	from Net	Realized	Total
	Beginning of	Income		(Losses) on	Investment	Investment	Gains from	Dividends and
	Period	(Loss)		Investments	Activities	Income	Investments	Distributions
Intermediate Tax-Free Bond Fund
Investor Shares
Six Months Ended February 28, 2014
(unaudited)	$ 11.04	$ 0.15		$ 0.25	$ 0.40	$ (0.16)	$ (0.02)	$ (0.18)
Year Ended August 31, 2013	11.67	0.29		(0.62)	(0.33)	(0.30)	—	(0.30)
Year Ended August 31, 2012	11.38	0.29	(e)	0.34	0.63	(0.28)	(0.06)	(0.34)
Year Ended August 31, 2011	11.48	0.33		(0.10)	0.23	(0.33)	—	(0.33)
Year Ended August 31, 2010	10.96	0.32		0.53	0.85	(0.32)	(0.01)	(0.33)
Year Ended August 31, 2009	10.66	0.33	(e)	0.31	0.64	(0.33)	(0.01)	(0.34)
Institutional Shares
Six Months Ended February 28, 2014
(unaudited)	11.05	0.17		0.25	0.42	(0.17)	(0.02)	(0.19)
Year Ended August 31, 2013	11.68	0.33		(0.63)	(0.30)	(0.33)	—	(0.33)
Year Ended August 31, 2012	11.39	0.32	(e)	0.34	0.66	(0.31)	(0.06)	(0.37)
Year Ended August 31, 2011	11.49	0.35		(0.10)	0.25	(0.35)	—	(0.35)
Year Ended August 31, 2010	10.97	0.35		0.53	0.88	(0.35)	(0.01)	(0.36)
Year Ended August 31, 2009	10.67	0.36	(e)	0.31	0.67	(0.36)	(0.01)	(0.37)
A Shares
Six Months Ended February 28, 2014
(unaudited)	11.05	0.16		0.24	0.40	(0.16)	(0.02)	(0.18)
Year Ended August 31, 2013	11.67	0.39		(0.65)	(0.26)	(0.36)	—	(0.36)
Year Ended August 31, 2012	11.39	0.29	(e)	0.34	0.63	(0.29)	(0.06)	(0.35)
May 2, 2011(g) through
August 31, 2011	11.07	0.11		0.32	0.43	(0.11)	—	(0.11)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Calculated using average shares.
(f )
During the period, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. This amount was included in the statement of operations as other income to the Fund. Had such settlement not occurred, the ratios of net investment income to average net assets and total returns for Investor and Instititutional Shares would have been 2.87%, 3.14% and 7.83%, 8.11%, respectively for Intermediate Tax-Free Bond Fund.

(g)	Commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

CAVANAL HILL FUNDS

				Ratios/Supplemental Data: (b)
					Ratio of Net
					Investment	Ratio of
				Ratio of Net	Income	Gross
Net Asset	Total Return		Net Assets	Expenses to	(Loss) to	Expenses to
Value, End	(Excludes Sales		End of	Average Net	Average Net	Average Net	Portfolio
of Period	Charge)(a)		Period (000s)	Assets	Assets	Assets (c)	Turnover (d)

$ 11.26	3.62%		$ 2,213	0.72%	2.81%	1.42%	—%
11.04	(2.92)%		2,262	0.73%	2.57%	1.43%	7%
11.67	5.66%		2,503	0.73%	2.48%	1.42%	8%
11.38	2.14%		2,897	0.85%	2.94%	1.54%	11%
11.48	7.92%	(f )	3,250	0.78%	2.96%(e)	1.46%	12%
10.96	6.16%		2,848	0.83%	3.08%	1.53%	7%

11.28	3.84%		34,419	0.47%	3.06%	1.17%	—%
11.05	(2.66)%		31,112	0.48%	2.82%	1.18%	7%
11.68	5.94%		41,529	0.48%	2.74%	1.17%	8%
11.39	2.38%		37,464	0.50%	3.19%	1.20%	11%
11.49	8.20%	(f )	34,484	0.51%	3.23%(e)	1.21%	12%
10.97	6.42%		29,956	0.58%	3.35%	1.28%	7%

11.27	3.62%		2,021	0.72%	2.81%	1.27%	—%
11.05	(2.33)%		1,491	0.73%	2.57%	1.28%	7%
11.67	5.66%		38	0.73%	2.48%	1.27%	8%

11.39	3.90%		10	0.75%	2.94%	1.32%	11%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From
		Operations:				Less Dividends From:
				Net Realized
				and			Distributions
		Net		Unrealized		Dividends	from Net
	Net Asset Value,	Investment		Gains	Total from	from Net	Realized	Total
	Beginning of	Income		(Losses) on	Investment	Investment	Gains from	Dividends and
	Period	(Loss)		Investments	Activities	Income	Investments	Distributions

Short-Term Income Fund
Investor Shares
Six Months Ended February 28, 2014
(unaudited)	$ 9.51	$ 0.06		$ 0.08	$ 0.14	$ (0.06)	$ —	$ (0.06)
Year Ended August 31, 2013	9.53	0.12	(e)	(0.01)	0.11	(0.13)	—	(0.13)
Year Ended August 31, 2012	9.42	0.19		0.15	0.34	(0.23)	—	(0.23)
Year Ended August 31, 2011	9.27	0.25		0.16	0.41	(0.26)	—	(0.26)
Year Ended August 31, 2010	8.61	0.42		0.63	1.05	(0.39)	—	(0.39)
Year Ended August 31, 2009	9.36	0.50	(e)	(0.78)	(0.28)	(0.45)	(0.02)	(0.47)
Institutional Shares
Six Months Ended February 28, 2014
(unaudited)	9.51	0.07		0.08	0.15	(0.07)	—	(0.07)
Year Ended August 31, 2013	9.53	0.14	(e)	(0.01)	0.13	(0.15)	—	(0.15)
Year Ended August 31, 2012	9.42	0.21		0.16	0.37	(0.26)	—	(0.26)
Year Ended August 31, 2011	9.27	0.28		0.16	0.44	(0.29)	—	(0.29)
Year Ended August 31, 2010	8.61	0.46		0.62	1.08	(0.42)	—	(0.42)
Year Ended August 31, 2009	9.36	0.52	(e)	(0.78)	(0.26)	(0.47)	(0.02)	(0.49)
A Shares
Six Months Ended February 28, 2014
(unaudited)	9.51	0.05		0.09	0.14	(0.06)	—	(0.06)
Year Ended August 31, 2013	9.53	0.11	(e)	0.01 (h)	0.12	(0.14)	—	(0.14)
Year Ended August 31, 2012	9.42	0.18		0.16	0.34	(0.23)	—	(0.23)
May 2, 2011(f ) through
August 31, 2011	9.40	0.07		0.03	0.10	(0.08)	—	(0.08)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Calculated using average shares.
(f )	Commencement of operations.
(g)
During the period, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. This amount was included in the statement of operations as other income to the Fund. Had such settlement not occurred, the ratios of net investment income to average net assets and total returns for Investor and Institutional Shares would have been 4.66%, 4.94% and 12.26%, 12.58%, respectively for Short-Term Income Fund.

(h)
The amount shown for a share outstanding throughout the period and aggregate net losses on investments for the period are not in accord because of the sales and repurchases of the fund shares in relation to fluctuating fair value of the investments of the Fund.

Amounts designated as “-” are $0 or have been rounded to $0.

See notes to financial statements.

CAVANAL HILL FUNDS

				Ratios/Supplemental Data: (b)
Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)		Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Gross Expenses to Average Net Assets (c)	Portfolio Turnover (d)

$ 9.59	1.46%		$ 35,666	0.65%	1.13%	1.40%	22%
9.51	1.15%		40,195	0.66%	1.29%	1.41%	45%
9.53	3.68%		41,539	0.67%	1.88%	1.42%	62%
9.42	4.48%		27,135	0.73%	2.70%	1.47%	36%
9.27	12.47%	(g)	25,733	0.78%	4.86%(g)	1.47%	46%
8.61	(2.71)%		15,880	0.86%	5.94%	1.61%	10%

9.59	1.59%		111,840	0.40%	1.38%	1.15%	22%
9.51	1.41%		99,361	0.41%	1.49%	1.16%	45%
9.53	3.94%		80,073	0.42%	2.15%	1.17%	62%
9.42	4.75%		67,116	0.47%	2.90%	1.22%	36%
9.27	12.79%	(g)	45,921	0.47%	5.17%(g)	1.22%	46%
8.61	(2.44)%		30,468	0.60%	6.16%	1.35%	10%

9.59	1.47%		7,987	0.65%	1.13%	1.25%	22%
9.51	1.25%		2,929	0.66%	1.14%	1.26%	45%
9.53	3.69%		10	0.67%	1.90%	1.27%	62%

9.42	1.04%		10	0.71%	2.11%	1.32%	36%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From
		Operations:				Less Dividends From:
				Net Realized
				and			Distributions
		Net		Unrealized		Dividends	from Net
	Net Asset Value,	Investment		Gains	Total from	from Net	Realized	Total
	Beginning of	Income		(Losses) on	Investment	Investment	Gains from	Dividends and
	Period	(Loss)		Investments	Activities	Income	Investments	Distributions
Intermediate Bond Fund
Investor Shares
Six Months Ended February 28, 2014
(unaudited)	$ 10.22	$ 0.03		$ 0.25	$ 0.28	$ (0.07)	$ —	$ (0.07)
Year Ended August 31, 2013	9.94	0.16		0.33	0.49	(0.21)	—	(0.21)
Year Ended August 31, 2012	9.69	0.25	(e)	0.32	0.57	(0.32)	—	(0.32)
Year Ended August 31, 2011	9.36	0.44		0.27	0.71	(0.38)	—	(0.38)
Year Ended August 31, 2010	8.45	0.55	(e)	0.85	1.40	(0.49)	—	(0.49)
Year Ended August 31, 2009	9.49	0.51	(e)	(0.94)	(0.43)	(0.47)	(0.14)	(0.61)
Institutional Shares
Six Months Ended February 28, 2014
(unaudited)	10.23	0.04		0.25	0.29	(0.08)	—	(0.08)
Year Ended August 31, 2013	9.95	0.20		0.32	0.52	(0.24)	—	(0.24)
Year Ended August 31, 2012	9.70	0.28	(e)	0.32	0.60	(0.35)	—	(0.35)
Year Ended August 31, 2011	9.38	0.47		0.26	0.73	(0.41)	—	(0.41)
Year Ended August 31, 2010	8.46	0.57	(e)	0.86	1.43	(0.51)	—	(0.51)
Year Ended August 31, 2009	9.50	0.54	(e)	(0.94)	(0.40)	(0.50)	(0.14)	(0.64)
A Shares
Six Months Ended February 28, 2014
(unaudited)	10.22	0.02		0.27	0.29	(0.07)	—	(0.07)
Year Ended August 31, 2013	9.94	0.18		0.32	0.50	(0.22)	—	(0.22)
Year Ended August 31, 2012	9.70	0.26	(e)	0.30	0.56	(0.32)	—	(0.32)
May 2, 2011(g) through
August 31, 2011	9.62	0.13		0.06	0.19	(0.11)	—	(0.11)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Calculated using average shares.
(f )
During the period, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. This amount was included in the statement of operations as other income to the Fund. Had such settlement not occurred, the ratios of net investment income to average net assets and total returns for Investor and Institutional Shares would have been 5.70%, 5.96% and 16.59%, 17.00%, respectively for Intermediate Bond Fund.

(g)	Commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

CAVANAL HILL FUNDS

				Ratios/Supplemental Data: (b)

					Ratio of Net	Ratio of
	Total Return			Ratio of Net	Investment	Gross
Net Asset	(Excludes		Net Assets	Expenses to	Income (Loss)	Expenses to
Value, End	Sales		End of	Average Net	to Average Net	Average Net	Portfolio
of Period	Charge)(a)		Period (000s)	Assets	Assets	Assets (c)	Turnover (d)

$ 10.43	2.75%		$ 16,793	0.87%	0.82%	1.57%	14%
10.22	4.94%		18,712	0.90%	1.57%	1.59%	26%
9.94	6.02%		12,131	0.89%	2.54%	1.58%	34%
9.69	7.72%		13,166	0.89%	4.65%	1.59%	28%
9.36	17.08%	(f )	12,554	0.85%	6.17% (e)	1.54%	22%
8.45	(4.15)%		10,188	0.89%	6.14%	1.59%	21%

10.44	2.88%		17,765	0.62%	1.04%	1.32%	14%
10.23	5.21%		13,746	0.65%	1.97%	1.34%	26%
9.95	6.30%		11,136	0.64%	2.88%	1.33%	34%
9.70	7.88%		10,370	0.64%	4.91%	1.34%	28%
9.38	17.48%	(f )	9,165	0.58%	6.37% (e)	1.28%	22%
8.46	(3.89)%		10,675	0.62%	6.36%	1.32%	21%

10.44	2.86%		431	0.87%	0.17%	1.42%	14%
10.22	5.00%		113	0.90%	1.72%	1.44%	26%
9.94	5.92%		11	0.89%	2.66%	1.43%	34%

9.70	1.99%		10	0.91%	4.07%	1.48%	28%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From
		Operations:			Less Dividends From:
			Net Realized
			and			Distributions
		Net	Unrealized		Dividends	from Net
	Net Asset Value,	Investment	Gains	Total from	from Net	Realized	Total
	Beginning of	Income	(Losses) on	Investment	Investment	Gains from	Dividends and
	Period	(Loss)	Investments	Activities	Income	Investments	Distributions

Bond Fund
Investor Shares
Six Months Ended February 28, 2014
(unaudited)	$ 9.32	$ 0.08	$ 0.16	$0.24	$(0.09)	$ —	$(0.09)
Year Ended August 31, 2013	9.52	0.20	(0.16)	0.04	(0.24)	—	(0.24)
Year Ended August 31, 2012	9.26	0.28	0.32	0.60	(0.32)	(0.02)	(0.34)
Year Ended August 31, 2011	8.95	0.37	0.28	0.65	(0.34)	—	(0.34)
Year Ended August 31, 2010	8.18	0.50	0.74	1.24	(0.47)	—	(0.47)
Year Ended August 31, 2009	8.63	0.46 (e)	(0.40)	0.06	(0.46)	(0.05)	(0.51)
Institutional Shares
Six Months Ended February 28, 2014
(unaudited)	9.32	0.09	0.15	0.24	(0.10)	—	(0.10)
Year Ended August 31, 2013	9.51	0.22	(0.14)	0.08	(0.27)	—	(0.27)
Year Ended August 31, 2012	9.25	0.31	0.32	0.63	(0.35)	(0.02)	(0.37)
Year Ended August 31, 2011	8.95	0.40	0.27	0.67	(0.37)	—	(0.37)
Year Ended August 31, 2010	8.18	0.51	0.75	1.26	(0.49)	—	(0.49)
Year Ended August 31, 2009	8.63	0.48 (e)	(0.40)	0.08	(0.48)	(0.05)	(0.53)
A Shares
Six Months Ended February 28, 2014
(unaudited)	9.33	0.08 (e)	0.15	0.23	(0.09)	—	(0.09)
Year Ended August 31, 2013	9.52	0.18	(0.12)	0.06	(0.25)	—	(0.25)
Year Ended August 31, 2012	9.26	0.28	0.32	0.60	(0.32)	(0.02)	(0.34)
May 2, 2011(f ) through
August 31, 2011	9.07	0.12	0.18	0.30	(0.11)	—	(0.11)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Calculated using average shares.
(f )	Commencement of operations.
(g)
During the period, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. This amount was included in the statement of operations as other income to the Fund. Had such settlement not occurred, the ratios of net investment income to average net assets and total returns for Investor and Instititutional Shares would have been 5.64%, 5.81% and 15.35%, 15.64%, respectively for Bond Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

CAVANAL HILL FUNDS

			Ratios/Supplemental Data: (b)

				Ratio of Net	Ratio of
	Total Return		Ratio of Net	Investment	Gross
Net Asset	(Excludes	Net Assets	Expenses to	Income (Loss)	Expenses to
Value, End	Sales	End of	Average Net	to Average Net	Average Net	Portfolio
of Period	Charge)(a)	Period (000s)	Assets	Assets	Assets (c)	Turnover (d)

$ 9.47	2.57%	$ 6,968	0.76%	1.74%	1.46%	10%
9.32	0.44%	10,106	0.77%	2.12%	1.47%	34%
9.52	6.60%	12,283	0.76%	3.02%	1.46%	34%
9.26	7.47%	10,592	0.82%	4.17%	1.51%	36%
8.95	15.56% (g)	8,316	0.83%	5.82% (g)	1.53%	35%
8.18	1.17%	10,182	0.91%	5.84%	1.61%	24%

9.46	2.59%	53,239	0.51%	1.98%	1.21%	10%
9.32	0.80%	38,124	0.52%	2.32%	1.22%	34%
9.51	6.87%	36,248	0.51%	3.28%	1.21%	34%
9.25	7.62%	30,796	0.56%	4.42%	1.26%	36%
8.95	15.85% (g)	24,885	0.55%	6.04% (g)	1.25%	35%
8.18	1.44%	16,817	0.65%	6.12%	1.35%	24%

9.47	2.46%	237	0.76%	1.66%	1.31%	10%
9.33	0.65%	63	0.77%	1.92%	1.32%	34%
9.52	6.61%	11	0.76%	3.02%	1.31%	34%

9.26	3.29%	10	0.81%	3.77%	1.38%	36%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From
		Operations:				Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions
Balanced Fund
Investor Shares
Six Months Ended February 28, 2014
(unaudited)	$ 13.45	$ 0.12		$ 1.06	$ 1.18	$ (0.14)	$ (0.81)	$ (0.95)
Year Ended August 31, 2013	12.84	0.25	(e)	0.84	1.09	(0.25)	(0.23)	(0.48)
Year Ended August 31, 2012	11.96	0.28	(e)	0.88	1.16	(0.28)	—	(0.28)
Year Ended August 31, 2011	10.88	0.28		1.08	1.36	(0.28)	—	(0.28)
Year Ended August 31, 2010	10.30	0.29		0.60	0.89	(0.31)	—	(0.31)
Year Ended August 31, 2009	11.50	0.26	(e)	(1.24)	(0.98)	(0.22)	—	(0.22)
Institutional Shares
Six Months Ended February 28, 2014
(unaudited)	13.49	0.12		1.08	1.20	(0.16)	(0.81)	(0.97)
Year Ended August 31, 2013	12.87	0.29	(e)	0.85	1.14	(0.29)	(0.23)	(0.52)
Year Ended August 31, 2012	11.99	0.31	(e)	0.88	1.19	(0.31)	—	(0.31)
Year Ended August 31, 2011	10.91	0.31		1.08	1.39	(0.31)	—	(0.31)
Year Ended August 31, 2010	10.32	0.32		0.60	0.92	(0.33)	—	(0.33)
Year Ended August 31, 2009	11.51	0.28	(e)	(1.24)	(0.96)	(0.23)	—	(0.23)
A Shares
Six Months Ended February 28, 2014
(unaudited)	13.43	0.09		1.09	1.18	(0.14)	(0.81)	(0.95)
Year Ended August 31, 2013	12.83	0.23	(e)	0.86	1.09	(0.26)	(0.23)	(0.49)
Year Ended August 31, 2012	11.96	0.28	(e)	0.87	1.15	(0.28)	—	(0.28)
May 2, 2011(g) through
August 31, 2011	12.67	0.10		(0.73)	(0.63)	(0.08)	—	(0.08)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Calculated using average shares.
(f )
During the period, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. This amount was included in the statement of operations as other income to the Fund. Had such settlement not occurred, the ratios of net investment income to average net assets and total returns for Investor and Institutional Shares would have been 2.55%, 2.80% and 8.59%, 8.89%, respectively for Balanced Fund.

(g)	Commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

CAVANAL HILL FUNDS

				Ratios/Supplemental Data: (b)
	Total				Ratio of Net
	Return			Ratio of Net	Investment		Ratio of Gross
Net Asset	(Excludes		Net Assets	Expenses to	Income (Loss)		Expenses to
Value, End	Sales		End of Period	Average Net	to Average		Average Net	Portfolio
of Period	Charge)(a)		(000s)	Assets	Net Assets		Assets (c)	Turnover (d)

$13.68	8.87%		$11,962	0.90%	1.50%		1.65%	30%
13.45	8.76%		14,352	0.90%	1.92%		1.63%	74%
12.84	9.78%		13,687	0.88%	2.24%		1.62%	64%
11.96	12.49%		16,451	0.89%	2.27%		1.63%	86%
10.88	8.70%	(f )	16,473	0.90%	2.66%	(f )	1.64%	81%
10.30	(8.21)%		15,203	0.97%	2.77%		1.71%	88%

13.72	8.99%		54,625	0.65%	1.75%		1.40%	30%
13.49	9.09%		52,277	0.65%	2.17%		1.38%	74%
12.87	10.04%		50,960	0.63%	2.52%		1.37%	64%
11.99	12.73%		45,113	0.64%	2.52%		1.38%	86%
10.91	9.00%	(f )	41,545	0.65%	2.91%	(f )	1.39%	81%
10.32	(7.98)%		40,062	0.72%	3.03%		1.46%	88%

13.66	8.89%		236	0.90%	1.46%		1.50%	30%
13.43	8.73%		292	0.90%	1.72%		1.48%	74%
12.83	9.80%		10	0.88%	2.25%		1.47%	64%

11.96	5.10%		9	0.86%	2.38%		1.49%	86%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From
		Operations:			Less Dividends From:
						Distributions
		Net	Net Realized		Dividends	from Net
	Net Asset Value,	Investment	and Unrealized	Total from	from Net	Realized	Total
	Beginning of	Income	Gains (Losses)	Investment	Investment	Gains from	Dividends and
	Period	(Loss)	on Investments	Activities	Income	Investments	Distributions

U.S. Large Cap Equity Fund
Investor Shares
Six Months Ended February 28, 2014
(unaudited)	$13.67	$0.05	$2.05	$2.10	$(0.05)	$(1.63)	$(1.68)
Year Ended August 31, 2013	11.80	0.11	1.89	2.00	(0.11)	(0.02)	(0.13)
Year Ended August 31, 2012	10.49	0.08	1.31	1.39	(0.08)	—	(0.08)
Year Ended August 31, 2011	9.47	0.03	1.05	1.08	(0.06)	—	(0.06)
Year Ended August 31, 2010	9.18	0.07	0.26	0.33	(0.04)	—	(0.04)
Year Ended August 31, 2009	11.26	0.07 (e)	(2.09)	(2.02)	(0.06)	—	(0.06)
Institutional Shares
Six Months Ended February 28, 2014
(unaudited)	13.73	0.06	2.07	2.13	(0.07)	(1.63)	(1.70)
Year Ended August 31, 2013	11.86	0.15	1.88	2.03	(0.14)	(0.02)	(0.16)
Year Ended August 31, 2012	10.54	0.12	1.31	1.43	(0.11)	—	(0.11)
Year Ended August 31, 2011	9.51	0.06	1.06	1.12	(0.09)	—	(0.09)
Year Ended August 31, 2010	9.22	0.10	0.26	0.36	(0.07)	—	(0.07)
Year Ended August 31, 2009	11.31	0.09 (e)	(2.10)	(2.01)	(0.08)	—	(0.08)
A Shares
Six Months Ended February 28, 2014
(unaudited)	13.67	0.04	2.07	2.11	(0.06)	(1.63)	(1.69)
Year Ended August 31, 2013	11.81	0.11	1.88	1.99	(0.11)	(0.02)	(0.13)
Year Ended August 31, 2012	10.50	0.08	1.31	1.39	(0.08)	—	(0.08)
May 2, 2011(f ) through
August 31, 2011	11.83	0.02	(1.34)	(1.32)	(0.01)	—	(0.01)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Calculated using average shares.
(f)	Commencement of operations.
(g)
During the period, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. This amount was included in the statement of operations as other income to the Fund. Had such settlement not occurred, the ratios of net investment income to average net assets and total returns for Investor and Institutional Shares would have been 0.45%, 0.70% and 3.33%, 3.54%, respectively for U.S. Large Cap Equity Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

CAVANAL HILL FUNDS

			Ratios/Supplemental Data: (b)
	Total			Ratio of Net
	Return		Ratio of Net	Investment	Ratio of Gross
Net Asset	(Excludes	Net Assets	Expenses to	Income (Loss)	Expenses to
Value, End	Sales	End of Period	Average Net	to Average	Average Net	Portfolio
of Period	Charge)(a)	(000s)	Assets	Net Assets	Assets (c)	Turnover (d)

$14.09	15.77%	$2,168	0.90%	0.14%	1.55%	57%
13.67	17.09%	1,930	0.93%	0.87%	1.57%	98%
11.80	13.32%	1,602	0.92%	0.72%	1.56%	51%
10.49	11.39%	1,957	0.94%	0.33%	1.58%	72%
9.47	3.63% (g)	1,610	0.99%	0.74% (g)	1.61%	45%
9.18	(17.85)%	1,480	1.17%	0.87%	1.80%	47%

14.16	15.93%	31,698	0.65%	0.81%	1.30%	57%
13.73	17.30%	27,551	0.68%	1.12%	1.32%	98%
11.86	13.61%	27,842	0.67%	0.96%	1.31%	51%
10.54	11.73%	35,655	0.69%	0.59%	1.33%	72%
9.51	3.84% (g)	29,405	0.71%	1.06% (g)	1.35%	45%
9.22	(17.64)%	17,213	0.91%	1.09%	1.55%	47%

14.09	15.82%	239	0.90%	0.51%	1.40%	57%
13.67	17.02%	65	0.93%	0.77%	1.42%	98%
11.81	13.41%	10	0.92%	0.72%	1.41%	51%

10.50	(11.23)%	9	0.94%	0.56%	1.44%	72%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From
		Operations:				Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions
Opportunistic Fund
Investor Shares
Six Months Ended February 28, 2014
(unaudited)	$12.85	$(0.02)		$1.62	$1.60	$—	$(0.70)	$(0.70)
Year Ended August 31, 2013	11.26	0.02		2.00	2.02	(0.02)	(0.41)	(0.43)
Year Ended August 31, 2012(e)	10.00	(0.12)	(f )	1.47	1.35	—	(0.09)	(0.09)
Institutional Shares
Six Months Ended February 28, 2014
(unaudited)	12.91	—		1.64	1.64	—	(0.70)	(0.70)
Year Ended August 31, 2013	11.28	0.06		2.02	2.08	(0.04)	(0.41)	(0.45)
Year Ended August 31, 2012(e)	10.00	(0.09)	(f )	1.46	1.37	—	(0.09)	(0.09)
A Shares
Six Months Ended February 28, 2014
(unaudited)	12.88	—		1.62	1.62	—	(0.70)	(0.70)
Year Ended August 31, 2013	11.26	0.02		2.03	2.05	(0.02)	(0.41)	(0.43)
Year Ended August 31, 2012(e)	10.00	(0.12)	(f )	1.47	1.35	—	(0.09)	(0.09)

World Energy Fund
Investor Shares
February 4, 2014(e) through
February 28, 2014 (unaudited)	10.00	0.01		0.44	0.45	—	—	—
Institutional Shares
February 4, 2014(e) through
February 28, 2014 (unaudited)	10.00	0.01		0.44	0.45	—	—	—
A Shares
February 4, 2014(e) through
February 28, 2014 (unaudited)	10.00	0.01		0.44	0.45	—	—	—
C Shares
February 4, 2014(e) through
February 28, 2014 (unaudited)	10.00	—		0.45	0.45	—	—	—

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Commencement of operations.
(f)	Calculated using average shares.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

CAVANAL HILL FUNDS

			Ratios/Supplemental Data: (b)
	Total			Ratio of Net
	Return		Ratio of Net	Investment	Ratio of Gross
Net Asset	(Excludes	Net Assets	Expenses to	Income (Loss)	Expenses to
Value, End	Sales	End of Period	Average Net	to Average	Average Net	Portfolio
of Period	Charge)(a)	(000s)	Assets	Net Assets	Assets (c)	Turnover (d)

$13.75	12.50%	$1,074	2.04%	(0.46)%	2.54%	112%
12.85	18.41%	$729	2.15%	0.13%	3.46%	317%
11.26	13.65%	363	2.90%	(1.10)%	5.36%	207%

13.85	12.76%	10,100	1.64%	(0.05)%	2.29%	112%
12.91	19.02%	5,730	1.65%	0.36%	3.16%	317%
11.28	13.86%	600	2.65%	(0.86)%	5.11%	207%

13.80	12.63%	3,994	1.89%	(0.33)%	2.39%	112%
12.88	18.66%	1,415	1.90%	0.18%	3.31%	317%
11.26	13.65%	319	2.90%	(1.10)%	5.21%	207%

10.45	4.50%	395	1.00%	2.16%	1.45%	3%

10.45	4.50%	7,497	0.75%	2.45%	1.20%	3%

10.45	4.50%	2,450	1.00%	1.95%	1.30%	3%

10.45	4.50%	1,124	1.75%	1.42%	2.20%	3%

See notes to financial statements.

CAVANAL HILL FUNDS

Additional Fund Information (Unaudited)
February 28, 2014

REVIEW AND APPROVAL OF THE FUNDS’ ADVISORY AGREEMENT

The Trust’s investment advisory agreement (the “Advisory Agreement”) with Cavanal Hill Investment Management, Inc. (“Cavanal Hill”) was considered by the Board of Trustees at meetings held on October 24, 2013, January 30, 2014 and February 13, 2014. At the October and January meetings the Trustees were provided with information regarding the proposed inclusion of the new World Energy Fund in the Trust’s Advisory Agreement. The February 13, 2014 meeting was held for the purpose of considering a reduction in the expense cap for the Opportunistic Fund series from 1.64% to 1.52%. In addition to information specific to the World Energy Fund and the Opportunistic Fund fee reduction, the Trustees were reminded of the material reviewed in connection with their annual analysis of the Advisory Agreement. The data reflected Cavanal Hill’s fee waivers in place, Cavanal Hill’s contractual investment advisory fee levels, as well as additional voluntary fee waivers. The Trustees were provided with information regarding comparable funds in the industry. The Board was assisted in its review by independent legal counsel, who provided information regarding the legal standards for review of the Advisory Agreement and deliberated outside the presence of management and Cavanal Hill.

In their deliberations, each Trustee attributed different weights to various factors involved in an analysis of whether the World Energy Fund should be added to the Advisory Agreement and whether the Opportunistic Fund expense cap should be reduced. No single factor alone was considered determinative. The Trustees, including a majority of independent Trustees, determined that the overall arrangement between the Trust and Cavanal Hill, as provided in the Advisory Agreement, was fair and reasonable and that the inclusion of the World Energy Fund under the Advisory Agreement and the reduction of the Opportunistic Fund expense cap was in the best interests of each Fund and its shareholders.

The matters addressed below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent, and quality of the services under the Advisory Agreement. In addition to materials furnished specifically in connection with the World Energy Fund and the Opportunistic Fund determinations, the Trustees took into account information furnished throughout the year at Trustee meetings. Cavanal Hill’s senior management and portfolio managers presented information to the Trustees at Trustee meetings and discussed Fund performance and the Funds’ investment objectives, strategies and outlook. The Trustees considered the background and experience of Cavanal Hill’s senior management and the expertise of investment personnel of Cavanal Hill responsible for the day-today management. The Trustees also considered Cavanal Hill’s research and portfolio management capabilities, oversight of day-to-day Fund operations, including fund accounting and administration, shareholder communications, regulatory and other reporting, and assistance in meeting legal and regulatory requirements. The Trustees concluded that the nature, extent, and quality of services under the Advisory Agreement were appropriate and consistent with industry norms.

Investment Performance

The Trustees discussed with Cavanal Hill the performance goals of the World Energy Fund and the Opportunistic Fund as well as the potential effect of market conditions on the Funds. The Trustees were also familiar with the performance results of each Fund of the Trust in absolute terms and relative to each Fund’s peer group.

Cost of Services and Profits Realized by Cavanal Hill and Its Affiliates

Information regarding class structure and proposed fees was presented to the Trustees. The Trustees were advised as to the cost related to the launch of the World Energy Fund to be paid by the Adviser. The Trustees considered peer group comparable information. The Trustees also considered the potential fallout benefits to Cavanal Hill of soft dollars and profitability information with respect to investment advisory, administration, distribution and custody services. In reviewing and discussing profitability analysis, management discussed with the Trustees its belief that costs incurred in establishing and maintaining the infrastructure necessary to support mutual fund operations conducted by Cavanal Hill affect the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Trustees also took into account the need to meet regulatory and compliance requirements resulting from the Sarbanes-Oxley Act, SEC and other regulatory requirements. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts, because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, and numerous assumptions regarding allocations. The Trustees analyzed the fees to be paid to Cavanal Hill in light of the services provided, and in light of profitability to Cavanal Hill. Based on their review, the Trustees concluded that the profitability to Cavanal Hill under the Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

Economies of Scale

The Trustees also considered whether fee levels reflect economies of scale and whether economies of scale would be produced by the growth of the Trust’s assets. The Trustees concluded that the Funds had not yet attained sufficient size to realize material economies of scale. The Trustees further concluded that current asset levels of the Funds did not warrant formal contractual breakpoints. The Trustees determined that their review of potential economies of scale supports their decision to approve the Advisory Agreement.

CAVANAL HILL FUNDS

Additional Fund Information (Unaudited), Continued
February 28, 2014

U.S. Treasury Fund:

Percentage of
Security Allocation	Net Assets
U.S. Treasury Obligations	22.0%
Repurchase Agreements	77.9%
Other assets in excess of liabilities	0.1%
Total	100.0%

Cash Management Fund:
Percentage of
Security Allocation	Net Assets
Certificates of Deposit	9.8%
Commercial Paper	28.8%
U.S. Government Agency Securities	20.1%
Repurchase Agreements	40.4%
Time Deposit	0.9%
Total	100.0%

Tax-Free Money Market Fund:
Percentage of
Security Allocation	Net Assets
Municipal Bonds	91.3%
Municipal Commercial Paper	4.9%
Investment Companies	3.8%
Total	100.0%

Intermediate Tax-Free Bond Fund:
Percentage of
Security Allocation	Net Assets
Municipal Bonds	96.5%
Investment in Affiliates	2.8%
Other assets in excess of liabilities	0.7%
Total	100.0%

Short-Term Income Fund:
Percentage of
Security Allocation	Net Assets
Asset Backed Securities	7.6%
Mortgage Backed Securities	26.8%
Corporate Bonds	9.2%
Municipal Bonds	2.2%
U.S. Government Agency Securities	6.2%
U.S. Treasury Obligations	42.1%
Investment in Affiliates	6.3%
Liabilities in excess of other assets	(0.4)
Total	100.0%

Intermediate Bond Fund:
Percentage of
Security Allocation	Net Assets
Asset Backed Securities	6.6%
Mortgage Backed Securities	21.4%
Corporate Bonds	13.7%
Taxable Municipal Bonds	1.2%
U.S. Government Agency Securities	10.4%
U.S. Treasury Obligations	35.8%
Investment in Affiliates	11.5%
Liabilities in excess of other assets	(0.6)
Total	100.0%

Bond Fund:
Percentage of
Security Allocation	Net Assets
Asset Backed Securities	1.8%
Mortgage Backed Securities	30.4%
Corporate Bonds	9.3%
Taxable Municipal Bonds	1.1%
U.S. Government Agency Securities	14.4%
U.S. Treasury Obligations	38.4%
Investment in Affiliates	8.5%
Liabilities in excess of other assets	(3.9)
Total	100.0%

Balanced Fund:
Percentage of
Security Allocation	Net Assets
Common Stocks	53.1%
Asset Backed Securities	2.4%
Mortgage Backed Securities	15.2%
Corporate Bonds	2.7%
Taxable Municipal Bonds	0.4%
U.S. Government Agency Securities	6.6%
U.S. Treasury Obligations	13.6%
Investment Companies	4.3%
Investment in Affiliates	4.0%
Liabilities in excess of other assets	(2.3)
Total	100.0%

U.S. Large Cap Equity Fund:
Percentage of
Security Allocation	Net Assets
Common Stocks	98.3%
Investment in Affiliates	1.7%
Total	100.0%

Opportunistic Fund:
Percentage of
Security Allocation	Net Assets
Common Stocks	80.8%
Convertible Bonds	9.3%
Investment Companies	5.0%
Investment in Affiliates	6.6%
Liabilities in excess of other assets	(1.7)
Total	100.0%

World Energy Fund:
Percentage of
Security Allocation	Net Assets
Common Stocks	71.0%
Corporate Bonds	19.8%
Investment in Affiliates	10.6%
Liabilities in excess of other assets	(1.4)
Total	100.0%

CAVANAL HILL FUNDS

Additional Fund Information (Unaudited), Continued
February 28, 2014

As a shareholder of the Cavanal Hill Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; and exchange fees; (2) ongoing costs, including management fees; distribution fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Cavanal Hill Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2013 through February 28, 2014.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period	During Period*
	9/1/13	2/28/14	9/1/13 - 2/28/14	9/1/13 - 2/28/14
U.S. Treasury Fund1
Administrative Shares	$1,000.00	$1,000.00	$0.35	0.07%
Service Shares	1,000.00	1,000.00	0.35	0.07%
Institutional Shares	1,000.00	1,000.00	0.35	0.07%
Cash Management Fund1
Administrative Shares	1,000.00	1,000.00	0.45	0.09%
Institutional Shares	1,000.00	1,000.00	0.45	0.09%
Premier Shares	1,000.00	1,000.00	0.45	0.09%
Tax-Free Money Market Fund1
Administrative Shares	1,000.00	1,000.00	0.35	0.07%
Institutional Shares	1,000.00	1,000.00	0.35	0.07%
Select Shares	1,000.00	1,000.00	0.35	0.07%
Premier Shares	1,000.00	1,000.00	0.35	0.07%
Intermediate Tax-Free Bond Fund1
Investor Shares	1,000.00	1,036.20	3.64	0.72%
Institutional Shares	1,000.00	1,038.40	2.38	0.47%
A Shares	1,000.00	1,036.20	3.64	0.72%
Short-Term Income Fund1
Investor Shares	1,000.00	1,014.60	3.25	0.65%
Institutional Shares	1,000.00	1,015.90	2.00	0.40%
A Shares	1,000.00	1,014.70	3.25	0.65%
Intermediate Bond Fund1
Investor Shares	1,000.00	1,027.50	4.37	0.87%
Institutional Shares	1,000.00	1,028.80	3.12	0.62%
A Shares	1,000.00	1,028.60	4.38	0.87%
Bond Fund1
Investor Shares	1,000.00	1,025.70	3.82	0.76%
Institutional Shares	1,000.00	1,025.90	2.56	0.51%
A Shares	1,000.00	1,024.60	3.82	0.76%
Balanced Fund1
Investor Shares	1,000.00	1,088.70	4.66	0.90%
Institutional Shares	1,000.00	1,089.90	3.37	0.65%
A Shares	1,000.00	1,088.90	4.66	0.90%
U.S. Large Cap Equity Fund1
Investor Shares	1,000.00	1,157.70	4.81	0.90%
Institutional Shares	1,000.00	1,159.30	3.48	0.65%
A Shares	1,000.00	1,158.20	4.82	0.90%
Opportunistic Fund1
Investor Shares	1,000.00	1,125.00	10.75	2.04%
Institutional Shares	1,000.00	1,127.60	8.65	1.64%
A Shares	1,000.00	1,126.30	9.96	1.89%
World Energy Fund1
Investor Shares**	1,000.00	1,045.00	0.70	1.00%
Institutional Shares**	1,000.00	1,045.00	0.53	0.75%
A Shares**	1,000.00	1,045.00	0.70	1.00%
C Shares**	1,000.00	1,045.00	1.23	1.75%

1	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).
*	Annualized.
**
Information shown reflects values for the period from February 4, 2014 (commencement of operations) to February 28, 2014 and has been calculated using expense ratios and rates of return of the same period.

CAVANAL HILL FUNDS

Additional Fund Information (Unaudited), Concluded
February 28, 2014

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each of the Cavanal Hill Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period	During Period*
	9/1/13	9/1/13	9/1/13 - 2/28/14	9/1/13 - 2/28/14
U.S. Treasury Fund1
Administrative Shares	$1,000.00	$1,024.45	$0.35	0.07%
Service Shares	1,000.00	1,024.45	0.35	0.07%
Institutional Shares	1,000.00	1,024.45	0.35	0.07%
Cash Management Fund1
Administrative Shares	1,000.00	1,024.35	0.45	0.09%
Institutional Shares	1,000.00	1,024.35	0.45	0.09%
Premier Shares	1,000.00	1,024.35	0.45	0.09%
Tax-Free Money Market Fund1
Administrative Shares	1,000.00	1,024.45	0.35	0.07%
Institutional Shares	1,000.00	1,024.45	0.35	0.07%
Select Shares	1,000.00	1,024.45	0.35	0.07%
Premier Shares	1,000.00	1,024.45	0.35	0.07%
Intermediate Tax-Free Bond Fund1
Investor Shares	1,000.00	1,021.22	3.61	0.72%
Institutional Shares	1,000.00	1,022.46	2.36	0.47%
A Shares	1,000.00	1,021.22	3.61	0.72%
Short-Term Income Fund1
Investor Shares	1,000.00	1,021.57	3.26	0.65%
Institutional Shares	1,000.00	1,022.81	2.01	0.40%
A Shares	1,000.00	1,021.57	3.26	0.65%
Intermediate Bond Fund1
Investor Shares	1,000.00	1,020.48	4.36	0.87%
Institutional Shares	1,000.00	1,021.72	3.11	0.62%
A Shares	1,000.00	1,020.48	4.36	0.87%
Bond Fund1
Investor Shares	1,000.00	1,021.03	3.81	0.76%
Institutional Shares	1,000.00	1,022.27	2.56	0.51%
A Shares	1,000.00	1,021.03	3.81	0.76%
Balanced Fund1
Investor Shares	1,000.00	1,020.33	4.51	0.90%
Institutional Shares	1,000.00	1,021.57	3.26	0.65%
A Shares	1,000.00	1,020.33	4.51	0.90%
U.S. Large Cap Equity Fund1
Investor Shares	1,000.00	1,020.33	4.51	0.90%
Institutional Shares	1,000.00	1,021.57	3.26	0.65%
A Shares	1,000.00	1,020.33	4.51	0.90%
Opportunistic Fund1
Investor Shares	1,000.00	1,014.68	10.19	2.04%
Institutional Shares	1,000.00	1,016.66	8.20	1.64%
A Shares	1,000.00	1,015.42	9.44	1.89%
World Energy Fund1
Investor Shares	1,000.00	1,002.74	0.69	1.00%
Institutional Shares	1,000.00	1,002.91	0.51	0.75%
A Shares	1,000.00	1,002.74	0.69	1.00%
C Shares	1,000.00	1,002.23	1.20	1.75%

1	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).
*	Annualized.

This Page Intentionally Left Blank

C A V A N A L  H I L L  F U N D S

SemiAnn-02/14

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable - Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cavanal Hill Funds

By (Signature and Title)*	/s/ James L. Huntzinger
James L. Huntzinger, President

Date        May 2, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James L. Huntzinger
James L. Huntzinger, President

Date        May 2, 2014

By (Signature and Title)*	/s/ Scott Rhodes
Scott Rhodes, Treasurer

Date        May 2, 2014